Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	CATERPILLAR INC
Entity Central Index Key	0000018230
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 68.2
Entity Common Stock, Shares Outstanding	647,533,344
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales and revenues:
Sales of Machinery and Power Systems	$ 57,392		$ 39,867		$ 29,540
Revenues of Financial Products	2,746		2,721		2,856
Total sales and revenues	60,138		42,588		32,396
Operating costs:
Cost of goods sold	43,578		30,367		23,886
Selling, general and administrative expenses	5,203		4,248		3,645
Research and development expenses	2,297		1,905		1,421
Interest expense of Financial Products	826		914		1,045
Other operating (income) expenses	1,081		1,191		1,822
Total operating costs	52,985		38,625		31,819
Operating profit	7,153		3,963		577
Interest expense excluding Financial Products	396		343		389
Other income (expense)	(32)		130		381
Consolidated profit before taxes	6,725		3,750		569
Provision (benefit) for income taxes	1,720		968		(270)
Profit of consolidated companies	5,005		2,782		839
Equity in profit (loss) of unconsolidated affiliated companies	(24)		(24)		(12)
Profit of consolidated and affiliated companies	4,981		2,758		827
Less: Profit (loss) attributable to noncontrolling interests	53		58		(68)
Profit	$ 4,928	[1]	$ 2,700	[1]	$ 895	[1]
Profit per common share (in dollars per share)	$ 7.64		$ 4.28		$ 1.45
Profit per common share - diluted (in dollars per share)	$ 7.4	[2]	$ 4.15	[2]	$ 1.43	[2]
Weighted-average common shares outstanding (millions)
Basic (in shares)	645		631.5		615.2
Diluted (in shares)	666.1	[2]	650.4	[2]	626	[2]
Cash dividends declared per common share (in dollars per share)	$ 1.82		$ 1.74		$ 1.68

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.

Consolidated Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and short-term investments	$ 3,057	$ 3,592	$ 4,867
Receivables - trade and other	10,285	8,494	5,611
Receivables - finance	7,668	8,298	8,301
Deferred and refundable income taxes	1,580	931	1,216
Prepaid expenses and other current assets	994	908	862
Inventories	14,544	9,587	6,360
Total current assets	38,128	31,810	27,217
Property, plant and equipment - net	14,395	12,539	12,386
Long-term receivables - trade and other	1,130	793	971
Long-term receivables - finance	11,948	11,264	12,279
Investments in unconsolidated affiliated companies	133	164	105
Noncurrent deferred and refundable income taxes	2,157	2,493	2,714
Intangible assets	4,368	805	465
Goodwill	7,080	2,614	2,269
Other assets	2,107	1,538	1,632
Total assets	81,446	64,020	60,038
Short-term borrowings:
Machinery and Power Systems	93	204	433
Financial Products	3,895	3,852	3,650
Accounts payable	8,161	5,856	2,993
Accrued expenses	3,386	2,880	2,641
Accrued wages, salaries and employee benefits	2,410	1,670	797
Customer advances	2,691	1,831	1,217
Dividends payable	298	281	262
Other current liabilities	1,967	1,521	1,281
Long-term debt due within one year:
Machinery and Power Systems	558	495	302
Financial Products	5,102	3,430	5,399
Total current liabilities	28,561	22,020	18,975
Long-term debt due after one year:
Machinery and Power Systems	8,415	4,505	5,652
Financial Products	16,529	15,932	16,195
Liability for postemployment benefits	10,956	7,584	7,420
Other liabilities	3,583	2,654	2,496
Total liabilities	68,044	52,695	50,738
Commitments and contingencies (Notes 20 and 21)
Redeemable noncontrolling interest (Note 24)	473	461	477
Stockholders' equity
Common stock of $1.00 par: Authorized shares: 2,000,000,000 Issued shares: (2011, 2010 and 2009 - 814,894,624) at paid-in amount	4,273	3,888	3,439
Treasury stock: (2011 - 167,361,280 shares; 2010 - 176,071,910 shares; and 2009 - 190,171,905 shares) at cost	(10,281)	(10,397)	(10,646)
Profit employed in the business	25,219	21,384	19,711
Accumulated other comprehensive income (loss)	(6,328)	(4,051)	(3,764)
Noncontrolling interests	46	40	83
Total stockholders' equity	12,929	10,864	8,823
Total liabilities, redeemable noncontrolling interest and stockholders' equity	$ 81,446	$ 64,020	$ 60,038

Consolidated Financial Position (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Financial Position
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, Authorized shares	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, Issued shares	814,894,624	814,894,624	814,894,624
Treasury stock, shares	167,361,280	176,071,910	190,171,905

Changes in Consolidated Stockholders' Equity (USD $) In Millions, unless otherwise specified		Total	Common stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2008		$ 6,190	$ 3,057	$ (11,217)	$ 19,826	$ (5,579)	$ 103
Increase (Decrease) in Stockholders' Equity
Profit (loss) of consolidated and affiliated companies		827			895		(68)	827
Foreign currency translation, net of tax of $3, $73 and $37 for the year ended December 31, 2011, 2010 and 2009, respectively		363				342	21	363
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $1,276, $214 and $401 for the year ended December 31, 2011, 2010 and 2009, respectively		925				924	1	925
Amortization of actuarial (gain) loss, net of tax of $221, $173 and $113 for the year ended December 31, 2011, 2010 and 2009, respectively		187				187		187
Current year prior service credit (cost), net of tax of $51, $3 and $249 for the year ended December 31, 2011, 2010 and 2009, respectively		300				300		300
Amortization of prior service (credit) cost, net of tax of $11, $12 and $8 for the year ended December 31, 2011, 2010 and 2009, respectively		(2)				(2)		(2)
Amortization of transition (asset) obligation, net of tax of $1		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $12, $29 and $16 for the year ended December 31, 2011, 2010 and 2009, respectively		19				19		19
(Gains) losses reclassified to earnings, net of tax of $21, $18 and $36 for the year ended December 31, 2011, 2010 and 2009, respectively		(56)				(54)	(2)	(56)
Retained interests
Gains (losses) deferred, net of tax of $9	[1]	(16)				(16)		(16)
(Gains) losses reclassified to earnings, net of tax of $11		20				20		20
Available-for-sale securities
Gains (losses) deferred, net of tax of $2, $25 and $47 for the year ended December 31, 2011, 2010 and 2009, respectively		86				86		86
(Gains) losses reclassified to earnings, net of tax of $1, $2 and $5 for the year ended December 31, 2011, 2010 and 2009, respectively		8				8		8
Change in ownership from noncontrolling interests		(18)	(3)				(15)
Dividends declared		(1,038)			(1,038)
Distribution to noncontrolling interests		(10)					(10)
Common shares issued from treasury stock for stock-based compensation: 8,710,630, 12,612,514 and 3,571,268 for the year ended December 31, 2011, 2010 and 2009, respectively		89	(14)	103
Common shares issued from treasury stock for benefit plans: 1,487,481 and 19,624,810 for the year ended December 31, 2010 and 2009, respectively	[2]	718	250	468
Stock-based compensation expense		132	132
Net excess tax benefits from stock-based compensation		17	17
Cat Japan share redemption	[3]	81			28		53
Comprehensive income (loss)								2,662
Balance at Dec. 31, 2009 (Before adjustment)		8,823	3,439	(10,646)	19,711	(3,764)	83
Balance (Restatement Adjustment) (Adjustment to adopt consolidation of variable interest entities)	[4]	(3)			(6)	3
Balance at Dec. 31, 2009		8,823	3,439	(10,646)	19,705	(3,761)	83
Increase (Decrease) in Stockholders' Equity
Profit (loss) of consolidated and affiliated companies		2,758			2,700		58	2,758
Foreign currency translation, net of tax of $3, $73 and $37 for the year ended December 31, 2011, 2010 and 2009, respectively		(34)				(52)	18	(34)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $1,276, $214 and $401 for the year ended December 31, 2011, 2010 and 2009, respectively		(540)				(539)	(1)	(540)
Amortization of actuarial (gain) loss, net of tax of $221, $173 and $113 for the year ended December 31, 2011, 2010 and 2009, respectively		310				307	3	310
Current year prior service credit (cost), net of tax of $51, $3 and $249 for the year ended December 31, 2011, 2010 and 2009, respectively		(8)				(8)		(8)
Amortization of prior service (credit) cost, net of tax of $11, $12 and $8 for the year ended December 31, 2011, 2010 and 2009, respectively		(17)				(17)		(17)
Amortization of transition (asset) obligation, net of tax of $1		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $12, $29 and $16 for the year ended December 31, 2011, 2010 and 2009, respectively		(50)				(50)		(50)
(Gains) losses reclassified to earnings, net of tax of $21, $18 and $36 for the year ended December 31, 2011, 2010 and 2009, respectively		35				35		35
Available-for-sale securities
Gains (losses) deferred, net of tax of $2, $25 and $47 for the year ended December 31, 2011, 2010 and 2009, respectively		37				37		37
(Gains) losses reclassified to earnings, net of tax of $1, $2 and $5 for the year ended December 31, 2011, 2010 and 2009, respectively		(4)				(4)		(4)
Change in ownership from noncontrolling interests		(135)	(69)				(66)
Dividends declared		(1,103)			(1,103)
Common shares issued from treasury stock for stock-based compensation: 8,710,630, 12,612,514 and 3,571,268 for the year ended December 31, 2011, 2010 and 2009, respectively		296	74	222
Common shares issued from treasury stock for benefit plans: 1,487,481 and 19,624,810 for the year ended December 31, 2010 and 2009, respectively	[2]	94	67	27
Stock-based compensation expense		226	226
Net excess tax benefits from stock-based compensation		151	151
Cat Japan share redemption	[3]	27			82		(55)
Comprehensive income (loss)								2,488
Balance at Dec. 31, 2010		10,864	3,888	(10,397)	21,384	(4,051)	40
Increase (Decrease) in Stockholders' Equity
Profit (loss) of consolidated and affiliated companies		4,981			4,928		53	4,981
Foreign currency translation, net of tax of $3, $73 and $37 for the year ended December 31, 2011, 2010 and 2009, respectively		(312)				(345)	33	(312)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $1,276, $214 and $401 for the year ended December 31, 2011, 2010 and 2009, respectively		(2,364)				(2,358)	(6)	(2,364)
Amortization of actuarial (gain) loss, net of tax of $221, $173 and $113 for the year ended December 31, 2011, 2010 and 2009, respectively		412				410	2	412
Current year prior service credit (cost), net of tax of $51, $3 and $249 for the year ended December 31, 2011, 2010 and 2009, respectively		95				95		95
Amortization of prior service (credit) cost, net of tax of $11, $12 and $8 for the year ended December 31, 2011, 2010 and 2009, respectively		(21)				(21)		(21)
Amortization of transition (asset) obligation, net of tax of $1		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $12, $29 and $16 for the year ended December 31, 2011, 2010 and 2009, respectively		(21)				(21)		(21)
(Gains) losses reclassified to earnings, net of tax of $21, $18 and $36 for the year ended December 31, 2011, 2010 and 2009, respectively		(34)				(34)		(34)
Available-for-sale securities
Gains (losses) deferred, net of tax of $2, $25 and $47 for the year ended December 31, 2011, 2010 and 2009, respectively		(5)				(5)		(5)
(Gains) losses reclassified to earnings, net of tax of $1, $2 and $5 for the year ended December 31, 2011, 2010 and 2009, respectively		1				1		1
Change in ownership from noncontrolling interests		(8)	(1)				(7)
Dividends declared		(1,176)			(1,176)
Distribution to noncontrolling interests		(3)					(3)
Common shares issued from treasury stock for stock-based compensation: 8,710,630, 12,612,514 and 3,571,268 for the year ended December 31, 2011, 2010 and 2009, respectively		123	7	116
Stock-based compensation expense		193	193
Net excess tax benefits from stock-based compensation		186	186
Cat Japan share redemption	[3]	17			83		(66)
Comprehensive income (loss)								2,733
Balance at Dec. 31, 2011		$ 12,929	$ 4,273	$ (10,281)	$ 25,219	$ (6,328)	$ 46

[1]	Includes noncredit component of other-than-temporary impairment losses on retained interests of $(8) million, net of tax of $4 million, for the twelve months ended December 31, 2009. See Note 6 and 17 for additional information.
[2]	See Note 12 regarding shares issued for benefit plans.
[3]	See Note 24 regarding the Cat Japan share redemption.
[4]	See Note 6 for additional information.

Changes in Consolidated Stockholders' Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in Consolidated Stockholders' Equity
Foreign currency translation, tax	$ 3	$ 73	$ 37
Current year actuarial gain (loss), tax	1,276	214	401
Amortization of actuarial (gain) loss, tax	221	173	113
Current year prior service cost, tax	51	3	249
Amortization of prior service (credit) cost, tax	11	12	8
Amortization of transition (asset) obligation, tax	1	1	1
Derivative financial instruments, Gains (losses) deferred, tax	12	29	16
Derivative financial instruments, (Gains) losses reclassified to earnings, tax	21	18	36
Retained interests, Gains (losses) deferred, tax			9
Retained interests, (Gains) losses reclassified to earnings, tax			11
Available-for-sale securities, Gains (losses) deferred, tax	2	25	47
Available-for-sale securities, (Gains) losses reclassified to earnings, tax	1	2	5
Common shares issued from treasury stock for stock-based compensation (in shares)	8,710,630	12,612,514	3,571,268
Common shares issued from treasury stock for benefit plans (in shares)		1,487,481	19,624,810
Impairment losses on securitized retained interest, tax			(8)
Impairment losses on securitized retained interest, net of tax			$ 4

Consolidated Statement of Cash Flow (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 4,981	$ 2,758		$ 827
Adjustments for non-cash items:
Depreciation and amortization	2,527	2,296		2,336
Other	457	469		137
Changes in assets and liabilities, net of acquisitions and divestitures:
Receivables - trade and other	(1,345)	(2,320)		4,014
Inventories	(2,927)	(2,667)		2,501
Accounts payable	1,555	2,570		(1,878)
Accrued expenses	308	117		(505)
Accrued wages, salaries and employee benefits	619	847		(534)
Customer advances	173	604		(646)
Other assets - net	(91)	358		235
Other liabilities - net	753	(23)		12
Net cash provided by (used for) operating activities	7,010	5,009		6,499
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(2,515)	(1,575)		(1,504)
Expenditures for equipment leased to others	(1,409)	(1,011)		(968)
Proceeds from disposals of leased assets and property, plant and equipment	1,354	1,469		1,242
Additions to finance receivables	(10,001)	(8,498)		(7,107)
Collections of finance receivables	8,874	8,987		9,288
Proceeds from sale of finance receivables	207	16		100
Investments and acquisitions (net of cash acquired)	(8,184)	(1,126)		(19)
Proceeds from sale of businesses and investments (net of cash sold)	376
Proceeds from sale of available-for-sale securities	247	228		291
Investments in available-for-sale securities	(336)	(217)		(349)
Other - net	(40)	132		(128)
Net cash provided by (used for) investing activities	(11,427)	(1,595)		846
Cash flow from financing activities:
Dividends paid	(1,159)	(1,084)		(1,029)
Distribution to noncontrolling interests	(3)			(10)
Common stock issued, including treasury shares reissued	123	296		89
Excess tax benefit from stock-based compensation	189	153		21
Acquisitions of noncontrolling interests	(8)	(132)		(6)
Proceeds from debt issued (original maturities greater than three months):
Machinery and Power Systems	4,587	216		458
Financial Products	10,873	8,108		11,833
Payments on debt (original maturities greater than three months):
Machinery and Power Systems	(2,269)	(1,298)		(918)
Financial Products	(8,324)	(11,163)		(11,769)
Short-term borrowings - net (original maturities three months or less)	(43)	291		(3,884)
Net cash provided by (used for) financing activities	3,966	(4,613)		(5,215)
Effect of exchange rate changes on cash	(84)	(76)		1
Increase (decrease) in cash and short-term investments	(535)	(1,275)		2,131
Cash and short-term investments at beginning of period	3,592	4,867		2,736
Cash and short-term investments at end of period	3,057	3,592		4,867
Non-cash activities:
Common shares issued from treasury stock for benefit plans (in shares)		1,487,481		19,624,810
Common shares issued from treasury stock for benefit plans		$ 94	[1]	$ 718	[1]

[1]	See Note 12 regarding shares issued for benefit plans.

Operations and summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Operations and summary of significant accounting policies
Operations and summary of significant accounting policies

1.    Operations and summary of significant accounting policies

A.   Nature of operations

Information in our financial statements and related commentary are presented in the following categories:

Machinery and Power Systems — Represents the aggregate total of Construction Industries, Resource Industries, Power Systems, and All Other segments and related corporate items and eliminations.

Financial Products — Primarily includes the company’s Financial Products Segment.  This category includes Caterpillar Financial Services Corporation (Cat Financial), Caterpillar Insurance Holdings Inc. (Cat Insurance) and their respective subsidiaries.

As discussed in Note 22 — Segment Information, during the first quarter of 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  The 2009 and 2010 financial information has been retrospectively revised to reflect the change in reportable segments.

Our products are sold primarily under the brands “Caterpillar,” “CAT,” design versions of “CAT” and “Caterpillar,” “Electro-Motive,” “FG Wilson,” “MaK,” “MWM,” “Olympian,” “Perkins,” “Progress Rail,” “SEM” and “Solar Turbines”.

We conduct operations in our Machinery and Power Systems lines of business under highly competitive conditions, including intense price competition. We place great emphasis on the high quality and performance of our products and our dealers’ service support. Although no one competitor is believed to produce all of the same types of machines and engines that we do, there are numerous companies, large and small, which compete with us in the sale of each of our products.

Machines are distributed principally through a worldwide organization of dealers (dealer network), 50 located in the United States and 141 located outside the United States. Worldwide, these dealers serve 182 countries and operate 3,504 places of business, including 1,332 dealer rental outlets.  Reciprocating engines are sold principally through the dealer network and to other manufacturers for use in products manufactured by them. Some of the reciprocating engines manufactured by Perkins are also sold through a worldwide network of 118 distributors located in 183 countries. The FG Wilson branded electric power generation systems are sold through a worldwide network of 168 distributors located in 179 countries.  Some of the large, medium speed reciprocating engines are also sold under the MaK brand through a worldwide network of 19 distributors located in 130 countries.  Our dealers do not deal exclusively with our products; however, in most cases sales and servicing of our products are the dealers’ principal business. Turbines, locomotives and certain global mining products are sold through sales forces employed by the company. At times, these employees are assisted by independent sales representatives.

The Financial Products line of business also conducts operations under highly competitive conditions. Financing for users of Caterpillar products is available through a variety of competitive sources, principally commercial banks and finance and leasing companies. We emphasize prompt and responsive service to meet customer requirements and offer various financing plans designed to increase the opportunity for sales of our products and generate financing income for our company. Financial Products activity is conducted primarily in North America, with additional offices in Asia/Pacific, Europe and Latin America.

B.    Basis of presentation

The consolidated financial statements include the accounts of Caterpillar Inc. and its subsidiaries where we have a controlling financial interest.

We consolidate all variable interest entities (VIEs) where Caterpillar Inc. is the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the entity’s economic performance, and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.  We adopted the consolidation of variable interest entities guidance issued in June 2009 effective January 1, 2010.  See Note 1K for additional information.

Investments in companies that are owned 20% to 50% or are less than 20% owned and for which we have significant influence are accounted for by the equity method.  See Note 9 for further discussion.

Certain amounts for prior years have been reclassified to conform with the current-year financial statement presentation.

Shipping and handling costs are included in Cost of goods sold in Statement 1.  Other operating (income) expenses primarily include Cat Financial’s depreciation of equipment leased to others, Cat Insurance’s underwriting expenses, gains (losses) on disposal of long-lived assets and business divestitures, long-lived asset impairment charges, employee separation charges and benefit plan curtailment, settlement and special termination benefits.

Prepaid expenses and other current assets in Statement 2 include core to be returned for remanufacturing, prepaid rent, prepaid insurance, assets held for sale and other prepaid items.

C.            Sales and revenue recognition

Sales of Machinery and Power Systems are recognized and earned when all the following criteria are satisfied:  (a) persuasive evidence of a sales arrangement exists; (b) price is fixed and determinable; (c) collectability is reasonably assured; and (d) delivery has occurred.  Persuasive evidence of an arrangement and a fixed or determinable price exist once we receive an order or contract from a customer or independently owned and operated dealer.  We assess collectability at the time of the sale and if collectability is not reasonably assured, the sale is deferred and not recognized until collectability is probable or payment is received.  Typically, where product is produced and sold in the same country, title and risk of ownership transfer when the product is shipped.  Products that are exported from a country for sale typically pass title and risk of ownership at the border of the destination country.

Sales of certain turbine machinery units, draglines, large shovels and long wall roof supports are recognized under accounting for construction-type contracts, primarily using the percentage-of-completion method.  Revenue is recognized based upon progress towards completion, which is estimated and continually updated over the course of construction.  We provide for any loss that we expect to incur on these contracts when that loss is probable.

Our remanufacturing operations are primarily focused on the remanufacture of Cat engines and components and rail related products.  In this business, used engines and related components (core) are inspected, cleaned and remanufactured.  In connection with the sale of most of our remanufactured product, we collect a deposit from the dealer that is repaid if the dealer returns an acceptable core within a specified time period.  Caterpillar owns and has title to the cores when they are returned from dealers.  The rebuilt engine or component (the core plus any new content) is then sold as a remanufactured product to dealers and customers.  Revenue is recognized pursuant to the same criteria as machinery and engine sales noted above (title to the entire remanufactured product passes to the dealer upon sale).  At the time of sale, the deposit is recognized in Other current liabilities in Statement 2.  In addition, the core to be returned is recognized as an asset in Prepaid expenses and other current assets in Statement 2 at the estimated replacement cost (based on historical experience with useable cores).  Upon receipt of an acceptable core, we repay the deposit and relieve the liability.  The returned core is then included in inventory.  In the event that the deposit is forfeited (i.e. upon failure by the dealer to return an acceptable core in the specified time period), we recognize the core deposit and the cost of the core in revenue and expense, respectively.

No right of return exists on sales of equipment.  Replacement part returns are estimable and accrued at the time a sale is recognized.

We provide discounts to dealers through merchandising programs.  We have numerous programs that are designed to promote the sale of our products.  The most common dealer programs provide a discount when the dealer sells a product to a targeted end user.  The cost of these discounts is estimated based on historical experience and known changes in merchandising programs and is reported as a reduction to sales when the product sale is recognized.

Our standard invoice terms are established by marketing region. When a sale is made to a dealer, the dealer is responsible for payment even if the product is not sold to an end customer and must make payment within the standard terms to avoid interest costs. Interest at or above prevailing market rates is charged on any past due balance. Our policy is to not forgive this interest.  In 2011, terms were extended to not more than one year for $341 million of receivables, which represents less than 1% of consolidated sales.  In 2010, terms were extended to not more than one year for $221 million of receivables, which represents less than 1% of consolidated sales.  In 2009, terms were extended to not more than one year for $312 million of receivables which represents approximately 1% of consolidated sales.

We establish a bad debt allowance for Machinery and Power Systems receivables when it becomes probable that the receivable will not be collected.  Our allowance for bad debts is not significant.

Revenues of Financial Products primarily represent the following Cat Financial revenues:

·                  Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

·                  Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

·                  Wholesale finance revenue on installment sale contracts and finance leases is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

·                  Loan origination and commitment fees are deferred and then amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed. Cat Financial provides wholesale inventory financing to dealers. See Note 6 for more information.

Sales and revenues are presented net of sales and other related taxes.

D.            Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using the last-in, first-out (LIFO) method. The value of inventories on the LIFO basis represented about 65% of total inventories at December 31, 2011, and about 70% of total inventories at December 31, 2010 and 2009.

If the FIFO (first-in, first-out) method had been in use, inventories would have been $2,422 million, $2,575 million and $3,022 million higher than reported at December 31, 2011, 2010 and 2009, respectively.

E.            Securitized receivables

Cat Financial periodically transfers certain finance receivables relating to retail installment sale contracts and finance leases to special purpose entities (SPEs) as part of their asset-backed securitization program.  When finance receivables are securitized, Cat Financial retains interests in the receivables in the form of subordinated certificates, an interest in future cash flows (excess), reserve accounts and servicing rights. In accordance with the consolidation accounting guidance adopted January 1, 2010, these SPEs were concluded to be VIEs.  Cat Financial determined that it was the primary beneficiary based on its power to direct activities through its role as servicer and its obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities. Prior to January 1, 2010, the retained interests were recorded in Other assets at fair value. Cat Financial estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates. See Note 6 and Note 17 for more information.

F.             Depreciation and amortization

Depreciation of plant and equipment is computed principally using accelerated methods. Depreciation on equipment leased to others, primarily for Financial Products, is computed using the straight-line method over the term of the lease. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term. In 2011, 2010 and 2009, Cat Financial depreciation on equipment leased to others was $690 million, $690 million and $713 million, respectively, and was included in Other operating (income) expenses in Statement 1. In 2011, 2010 and 2009, consolidated depreciation expense was $2,211 million, $2,202 million and $2,254 million, respectively. Amortization of purchased finite-lived intangibles is computed principally using the straight-line method, generally not to exceed a period of 20 years.

G.           Foreign currency translation

The functional currency for most of our Machinery and Power Systems consolidated companies is the U.S. dollar. The functional currency for most of our Financial Products and affiliates accounted for under the equity method is the respective local currency.  Gains and losses resulting from the remeasurement of foreign currency amounts to the functional currency are included in Other income (expense) in Statement 1. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in Accumulated other comprehensive income (loss) in Statement 2.

H.         Derivative financial instruments

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate, commodity price and Caterpillar stock price exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts, interest rate swaps, commodity forward and option contracts and stock repurchase contracts. All derivatives are recorded at fair value.  See Note 3 for more information.

I.                Income taxes

The provision for income taxes is determined using the asset and liability approach.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

J.              Estimates in financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts. The more significant estimates include: residual values for leased assets, fair values for goodwill impairment tests, impairment of available-for-sale securities, warranty liability, stock-based compensation and reserves for product liability and insurance losses, postretirement benefits, post-sale discounts, credit losses and income taxes.

K.           New accounting guidance

Fair value measurements - In January 2010, the FASB issued accounting guidance that requires the gross presentation of activity within the Level 3 fair value measurement roll forward and details of transfers in and out of Level 1 and 2 fair value measurements.  It also clarifies existing disclosure requirements regarding the level of disaggregation of fair value measurements and disclosures on inputs.  We adopted this new accounting guidance for the quarterly period ended March 31, 2010.  The adoption of this guidance did not have a material impact on our financial statements.  See Note 17 for additional information.

Accounting for transfers of financial assets - In June 2009, the FASB issued accounting guidance on accounting for transfers of financial assets.  This guidance amends previous guidance by including: the elimination of the qualifying special-purpose entity (QSPE) concept; a new participating interest definition that must be met for transfers of portions of financial assets to be eligible for sale accounting; clarifications and changes to the derecognition criteria for a transfer to be accounted for as a sale; and a change to the amount of recognized gain or loss on a transfer of financial assets accounted for as a sale when beneficial interests are received by the transferor.  Additionally, the guidance requires extensive new disclosures regarding an entity’s involvement in a transfer of financial assets.  Finally, existing QSPEs (prior to the effective date of this guidance) must be evaluated for consolidation by reporting entities in accordance with the applicable consolidation guidance upon the elimination of this concept.  We adopted this new guidance on January 1, 2010.  The adoption of this guidance did not have a material impact on our financial statements.

Consolidation of variable-interest entities - In June 2009, the FASB issued accounting guidance on the consolidation of VIEs.  This new guidance revises previous guidance by eliminating the exemption for QSPEs, by establishing a new approach for determining who should consolidate a VIE and by changing when it is necessary to reassess who should consolidate a VIE.  We adopted this new guidance on January 1, 2010.  The adoption of this guidance resulted in the consolidation of QSPEs related to Cat Financial’s asset-backed securitization program that were previously not recorded on our consolidated financial statements.  The restricted assets (Receivables-finance, Long-term receivables-finance, Prepaid expenses and other current assets, and Other assets) of the consolidated QSPEs totaled $324 million at January 1, 2010.  The liabilities (Accrued expenses, Long-term debt due within one year-Financial Products and Long-term debt due after one year-Financial Products) of the consolidated QSPEs totaled $327 million at January 1, 2010.  See Note 6 for additional information.

Disclosures about the credit quality of financing receivables and the allowance for credit losses -  In July 2010, the FASB issued accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.  The guidance expands disclosures for the allowance for credit losses and financing receivables by requiring entities to disclose information at disaggregated levels.  It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables.  Also, in April 2011, the FASB issued guidance clarifying when a restructuring of a receivable should be considered a troubled debt restructuring by providing additional guidance for determining whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties.  For end of period balances, the new disclosures were effective December 31, 2010 and did not have a material impact on our financial statements.  For activity during a reporting period, the disclosures were effective January 1, 2011 and did not have a material impact on our financial statements.  The disclosures related to modifications of financing receivables, as well as the guidance clarifying when a restructured receivable should be considered a troubled debt restructuring were effective July 1, 2011 and did not have a material impact on our financial statements.  See Note 6 for additional information.

Presentation of comprehensive income — In June 2011, the FASB issued accounting guidance on the presentation of comprehensive income.  The guidance provides two options for presenting net income and other comprehensive income.  The total of comprehensive income, the components of net income, and the components of other comprehensive income may be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  This guidance will be effective January 1, 2012 and we do not expect the adoption to have a material impact on our financial statements.

Goodwill impairment testing —  In September 2011, the FASB issued accounting guidance on the testing of goodwill for impairment.  The guidance allows entities testing goodwill for impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  We have elected to early adopt this guidance for the year ended December 31, 2011 and the guidance did not have a material impact on our financial statements.  See Note 10 for additional information.

L.            Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired.  We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value.  A reporting unit is an operating segment or one level below an operating segment (referred to as a component) to which goodwill is assigned when initially recorded. We assign goodwill to reporting units based on our integration plans and the expected synergies resulting from the business combination.   Because Caterpillar is a highly integrated company, the businesses we acquire are sometimes combined with or integrated into existing reporting units.  When changes occur in the composition of our operating segments or reporting units, goodwill is reassigned to the affected reporting units based on their relative fair values.

We test goodwill for impairment annually and whenever events or circumstances make it more likely than not that an impairment may have occurred.  We perform our annual goodwill impairment test as of October 1 and monitor for interim triggering events on an ongoing basis.  Goodwill is reviewed for impairment utilizing a qualitative assessment or a two-step process.  We have an option to make a qualitative assessment of a reporting unit’s goodwill for impairment.  If we choose to perform a qualitative assessment and determine the fair value more likely than not exceeds the carrying value, no further evaluation is necessary.  For reporting units where we perform the two-step process, the first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the present value of discounted cash flows, to the respective carrying value, which includes goodwill.  If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired.  If the carrying value is higher than the fair value, there is an indication that an impairment may exist and the second step is required.  In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities.  If the implied fair value of goodwill is less than the carrying value of the reporting unit’s goodwill, the difference is recognized as an impairment loss.  See Note 10 for further details.

M.   Accumulated other comprehensive income (loss)

Comprehensive income (loss) and its components are presented in Statement 3.  Accumulated other comprehensive income (loss), net of tax, consisted of the following at December 31:

	December 31,
(Millions of dollars)	2011	2010	2009
Foreign currency translation	$206	$551	$603
Pension and other postretirement benefits	(6,568)	(4,695)	(4,439)
Derivative financial instruments	(10)	45	60
Retained interests	—	—	(3)
Available-for-sale securities	44	48	15
Total accumulated other comprehensive income (loss)	$(6,328)	$(4,051)	$(3,764)

N.            Assets held for sale

For those businesses where management has committed to a plan to divest, which is typically demonstrated by approval from the Board of Directors, each business is valued at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, an impairment loss is recognized. The fair values are estimated using accepted valuation techniques such as a discounted cash flow model, valuations performed by third parties, or indicative bids, when available. A number of significant estimates and assumptions are involved in the application of these techniques, including the forecasting of markets and market share, sales volumes and prices, costs and expenses, and multiple other factors. Management considers historical experience and all available information at the time the estimates are made; however, the fair values that are ultimately realized upon the sale of the businesses to be divested may differ from the estimated fair values reflected in the Consolidated Financial Statements.

Stock-based compensation	12 Months Ended
Dec. 31, 2011
Stock-based compensation
Stock-based compensation

2.    Stock-based compensation

Our stock-based compensation plans primarily provide for the granting of stock options, stock-settled stock appreciation rights (SARs) and restricted stock units (RSUs) to Officers and other key employees, as well as non-employee Directors. Stock options permit a holder to buy Caterpillar stock at the stock’s price when the option was granted. SARs permit a holder the right to receive the value in shares of the appreciation in Caterpillar stock that occurred from the date the right was granted up to the date of exercise.  A restricted stock unit (RSU) is an agreement to issue shares of Caterpillar stock at the time of vesting.

Our long-standing practices and policies specify all stock-based compensation awards are approved by the Compensation Committee (the Committee) of the Board of Directors on the date of grant.  The stock-based award approval process specifies the number of awards granted, the terms of the award and the grant date.  The same terms and conditions are consistently applied to all employee grants, including Officers. The Committee approves all individual Officer grants.  The number of stock-based compensation awards included in an individual’s award is determined based on the methodology approved by the Committee.  In 2007, under the terms of the Caterpillar Inc. 2006 Long-Term Incentive Plan (approved by stockholders in June of 2006), the Compensation Committee approved the exercise price methodology to be the closing price of the Company stock on the date of the grant.

Common stock issued from Treasury stock under the plans totaled 8,710,630 for 2011, 12,612,514 for 2010 and 3,571,268 for 2009.

The 2011, 2010 and 2009 awards generally vest three years after the date of grant.  At grant, SARs and option awards have a term life of ten years.  Upon separation from service for the 2009 and 2010 awards, if the participant is 55 years of age or older with more than ten years of service, the participant meets the criteria for a “Long Service Separation.”  For the 2011 awards, upon separation from service, if the participant is 55 years of age or older with more than five years of service, the participant meets the criteria for a “Long Service Separation”.  If the “Long Service Separation” criteria are met, the vested options/SARs will have a life that is the lesser of 10 years from the original grant date or five years from the separation date.

Our stock-based compensation plans allow for the immediate vesting upon separation for employees who meet the criteria for a “Long Service Separation” and who have fulfilled the requisite service period of six months.  Compensation expense is recognized over the period from the grant date to the end date of the requisite service period for employees who meet the immediate vesting upon retirement requirements.  For those employees who become eligible for immediate vesting upon retirement subsequent to the requisite service period and prior to the completion of the vesting period, compensation expense is recognized over the period from grant date to the date eligibility is achieved.

Accounting guidance on share-based payments requires companies to estimate the fair value of options/SARs on the date of grant using an option-pricing model.  The fair value of the option/SAR grant was estimated using a lattice-based option-pricing model.  The lattice-based option-pricing model considers a range of assumptions related to volatility, risk-free interest rate and historical employee behavior.  Expected volatility was based on historical and current implied volatilities from traded options on our stock. The risk-free rate was based on U.S. Treasury security yields at the time of grant.  The weighted-average dividend yield was based on historical information.  The expected life was determined from the lattice-based model. The lattice-based model incorporated exercise and post vesting forfeiture assumptions based on analysis of historical data. The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2011, 2010 and 2009, respectively.

	Grant Year
	2011	2010	2009
Weighted-average dividend yield	2.2%	2.3%	3.1%
Weighted-average volatility	32.7%	36.4%	36.0%
Range of volatilities	20.9-45.4%	35.2-51.8%	35.8-61.0%
Range of risk-free interest rates	0.25-3.51%	0.32-3.61%	0.17-2.99%
Weighted-average expected lives	8 years	7 years	8 years

The fair value of the RSU grant was determined by reducing the stock price on the day of grant by the present value of the estimated dividends to be paid during the vesting period.  The estimated dividends are based on Caterpillar’s weighted-average dividend yield.

The amount of stock-based compensation expense capitalized for the years ended December 31, 2011, 2010 and 2009 did not have a significant impact on our financial statements.

At December 31, 2011, there was $155 million of total unrecognized compensation cost from stock-based compensation arrangements granted under the plans, which is related to non-vested stock-based awards.  The compensation expense is expected to be recognized over a weighted-average period of approximately 1.8 years.

Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I—Financial Information Related to Stock-based Compensation

	2011		2010		2009
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	57,882,998	$48.50	63,082,787	$44.24	60,398,074	$45.68
Granted to officers and key employees[1]	2,960,595	$102.13	7,556,481	$57.85	6,823,227	$22.17
Exercised	(10,149,476)	$41.78	(12,568,232)	$32.83	(3,906,785)	$28.13
Forfeited / expired	(321,126)	$48.02	(188,038)	$43.64	(231,729)	$38.05
Outstanding at end of year	50,372,991	$53.01	57,882,998	$48.50	63,082,787	$44.24
Exercisable at year-end	35,523,057	$52.66	41,658,033	$48.23	48,256,847	$43.14

RSUs activity:
Outstanding at beginning of year	4,650,241		4,531,545		2,673,474
Granted to officers and key employees	1,082,032		1,711,771		2,185,674
Vested	(1,382,539)		(1,538,047)		(286,413)
Forfeited	(68,244)		(55,028)		(41,190)
Outstanding at end of year	4,281,490		4,650,241		4,531,545

Stock options/SARs outstanding and exercisable:

	Outstanding				Exercisable
Exercise	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic
Prices	at 12/31/11	Life (Years)	Price	Value[2]	at 12/31/11	Life (Years)	Price	Value[2]
$22.17 – 26.03	7,058,743	6.14	$22.66	$482	1,799,303	3.13	$24.11	$120
$27.14 – 38.63	9,867,938	2.10	$34.79	554	9,867,938	2.10	$34.79	554
$40.64 – 45.64	7,430,542	3.14	$45.59	337	7,430,542	3.14	$45.59	337
$57.85 – 66.77	11,142,739	7.17	$59.60	349	4,441,851	5.65	$62.24	127
$72.05 – 102.13	14,873,029	5.73	$78.26	188	11,983,423	4.90	$72.51	220
	50,372,991		$53.01	$1,910	35,523,057		$52.66	$1,358

[1]

Of the 2,960,595 awards granted during the year ended December 31, 2011, 2,722,689 were SARs. Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs. Of the 6,823,227 awards granted during the year ended December 31, 2009, 6,260,647 were SARs.

[2]

The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2011, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

The computations of weighted-average exercise prices and aggregate intrinsic values are not applicable to RSUs since an RSU represents an agreement to issue shares of stock at the time of vesting.  At December 31, 2011, there were 4,281,490 outstanding RSUs with a weighted average remaining contractual life of 1.0 years.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2011	2010	2009
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$36.73	$22.31	$7.10
Intrinsic value of stock awards exercised	$618	$518	$77
Fair value of stock awards vested	$96	$124	$213
Cash received from stock awards exercised	$161	$325	$89

RSUs activity:
Weighted-average fair value per share of stock awards granted	$97.51	$53.35	$20.22
Fair value of stock awards vested	$143	$99	$10

Before tax, stock-based compensation expense for 2011, 2010 and 2009 was $193 million, $226 million and $132 million, respectively, with a corresponding income tax benefit of $61 million, $73 million and $42 million, respectively. Included in the 2010 pre-tax stock-based compensation expense was $19 million relating to the modification of awards resulting from separations due to the streamlining of our corporate structure as announced in the second quarter 2010.

In accordance with guidance on share-based payments, we classify stock-based compensation within cost of goods sold, selling, general and administrative expenses and research and development expenses corresponding to the same line item as the cash compensation paid to respective employees, officers and non-employee directors.

We currently use shares in treasury stock to satisfy share award exercises.

The cash tax benefits realized from stock awards exercised for December 31, 2011, 2010 and 2009 were $235 million, $188 million and $26 million, respectively. We use the direct only method and tax law ordering approach to calculate the tax effects of stock-based compensation.  In certain jurisdictions, tax deductions for exercises of stock-based awards did not generate a cash benefit.  A tax benefit of approximately $34 million will be recorded in APIC when these deductions reduce our future income taxes payable.

Derivative financial instruments and risk management	12 Months Ended
Dec. 31, 2011
Derivative financial instruments and risk management
Derivative financial instruments and risk management

3.              Derivative financial instruments and risk management

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  In addition, the amount of Caterpillar stock that can be repurchased under our stock repurchase program is impacted by movements in the price of the stock.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate, commodity price and Caterpillar stock price exposures.  Our policy specifies that derivatives are not to be used for speculative purposes.  Derivatives that we use are primarily foreign currency forward and option contracts, interest rate swaps, commodity forward and option contracts, and stock repurchase contracts.  Our derivative activities are subject to the management, direction and control of our senior financial officers.  Risk management practices, including the use of financial derivative instruments, are presented to the Audit Committee of the Board of Directors at least annually.

All derivatives are recognized in Statement 2 at their fair value. On the date the derivative contract is entered into, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction or the variability of cash flow to be paid (cash flow hedge), or (3) an undesignated instrument. Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged recognized asset or liability that is attributable to the hedged risk, are recorded in current earnings. Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in Accumulated other comprehensive income (loss) (AOCI) in Statement 2 until they are reclassified to earnings in the same period or periods during which the hedged transaction affects earnings.  Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in current earnings. Cash flow from designated derivative financial instruments are classified within the same category as the item being hedged on Statement 4.  Cash flow from undesignated derivative financial instruments are included in the investing category on Statement 4.

We formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.  This process includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities in Statement 2 and linking cash flow hedges to specific forecasted transactions or variability of cash flow.

We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the designated derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flow of hedged items.  When a derivative is determined not to be highly effective as a hedge or the underlying hedged transaction is no longer probable, we discontinue hedge accounting prospectively, in accordance with the derecognition criteria for hedge accounting.

A.            Foreign currency exchange rate risk

Foreign currency exchange rate movements create a degree of risk by affecting the U.S. dollar value of sales made and costs incurred in foreign currencies. Movements in foreign currency rates also affect our competitive position as these changes may affect business practices and/or pricing strategies of non-U.S.-based competitors. Additionally, we have balance sheet positions denominated in foreign currencies, thereby creating exposure to movements in exchange rates.

Our Machinery and Power Systems operations purchase, manufacture and sell products in many locations around the world. As we have a diversified revenue and cost base, we manage our future foreign currency cash flow exposure on a net basis. We use foreign currency forward and option contracts to manage unmatched foreign currency cash inflow and outflow. Our objective is to minimize the risk of exchange rate movements that would reduce the U.S. dollar value of our foreign currency cash flow. Our policy allows for managing anticipated foreign currency cash flow for up to five years.

We generally designate as cash flow hedges at inception of the contract any Australian dollar, Brazilian real, British pound, Canadian dollar, Chinese yuan, euro, Indian rupee, Japanese yen, Mexican peso, Singapore dollar, or Swiss franc forward or option contracts that meet the requirements for hedge accounting and the maturity extends beyond the current quarter-end. Designation is performed on a specific exposure basis to support hedge accounting. The remainder of Machinery and Power Systems foreign currency contracts are undesignated, including any designed to protect our competitive exposure.

As of December 31, 2011, $1 million of deferred net gains, net of tax, included in equity (Accumulated other comprehensive income (loss) in Statement 2), are expected to be reclassified to current earnings (Other income (expense) in Statement 1) over the next twelve months when earnings are affected by the hedged transactions.  The actual amount recorded in Other income (expense) will vary based on exchange rates at the time the hedged transactions impact earnings.

In managing foreign currency risk for our Financial Products operations, our objective is to minimize earnings volatility resulting from conversion and the remeasurement of net foreign currency balance sheet positions. Our policy allows the use of foreign currency forward and option contracts to offset the risk of currency mismatch between our receivables and debt. All such foreign currency forward and option contracts are undesignated.

B.  Interest rate risk

Interest rate movements create a degree of risk by affecting the amount of our interest payments and the value of our fixed-rate debt. Our practice is to use interest rate derivatives to manage our exposure to interest rate changes and, in some cases, lower the cost of borrowed funds.

Our Machinery and Power Systems operations generally use fixed rate debt as a source of funding.  Our objective is to minimize the cost of borrowed funds.  Our policy allows us to enter into fixed-to-floating interest rate swaps and forward rate agreements to meet that objective with the intent to designate as fair value hedges at inception of the contract all fixed-to-floating interest rate swaps.  Designation as a hedge of the fair value of our fixed rate debt is performed to support hedge accounting.

Financial Products operations has a match-funding policy that addresses interest rate risk by aligning the interest rate profile (fixed or floating rate) of Cat Financial’s debt portfolio with the interest rate profile of their receivables portfolio within predetermined ranges on an ongoing basis. In connection with that policy, we use interest rate derivative instruments to modify the debt structure to match assets within the receivables portfolio. This match-funding reduces the volatility of margins between interest-bearing assets and interest-bearing liabilities, regardless of which direction interest rates move.

Our policy allows us to use fixed-to-floating, floating-to-fixed, and floating-to-floating interest rate swaps to meet the match-funding objective.  We designate fixed-to-floating interest rate swaps as fair value hedges to protect debt against changes in fair value due to changes in the benchmark interest rate.  We designate most floating-to-fixed interest rate swaps as cash flow hedges to protect against the variability of cash flows due to changes in the benchmark interest rate.

As of December 31, 2011, $4 million of deferred net losses, net of tax, included in equity (Accumulated other comprehensive income (loss) in Statement 2), related to Financial Products floating-to-fixed interest rate swaps, are expected to be reclassified to current earnings (Interest expense of Financial Products in Statement 1) over the next twelve months.  The actual amount recorded in Interest expense of Financial Products will vary based on interest rates at the time the hedged transactions impact earnings.

We have, at certain times, liquidated fixed-to-floating and floating-to-fixed swaps at both Machinery and Power Systems and Financial Products.  The gains or losses associated with these swaps at the time of liquidation are amortized into earnings over the original term of the previously designated hedged item.

In anticipation of issuing debt for the planned acquisition of Bucyrus International, Inc., we entered into interest rate swaps to manage our exposure to interest rate changes.  For the year ended December 31, 2011, we recognized a net loss of $149 million, included in Other income (expense) in the Consolidated Statement of Results of Operations.  The contracts were liquidated in conjunction with the debt issuance in May 2011.  These contracts were not designated as hedging instruments, and therefore, did not receive hedge accounting treatment.

C.  Commodity price risk

Commodity price movements create a degree of risk by affecting the price we must pay for certain raw material. Our policy is to use commodity forward and option contracts to manage the commodity risk and reduce the cost of purchased materials.

Our Machinery and Power Systems operations purchase aluminum, copper, lead, nickel and rolled coil steel embedded in the components we purchase from suppliers.  Our suppliers pass on to us price changes in the commodity portion of the component cost. In addition, we are also subject to price changes on natural gas and diesel fuel purchased for operational use.

Our objective is to minimize volatility in the price of these commodities. Our policy allows us to enter into commodity forward and option contracts to lock in the purchase price of a portion of these commodities within a five-year horizon. All such commodity forward and option contracts are undesignated.

The location and fair value of derivative instruments reported in Statement 2 are as follows:

Consolidated Statement of Financial Position Location

		Asset (Liability) Fair Value
		Years ended December 31,
		2011	2010	2009
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$54	$65	$27
Machinery and Power Systems	Long-term receivables — trade and other	19	52	125
Machinery and Power Systems	Accrued expenses	(73)	(66)	(22)
Machinery and Power Systems	Other liabilities	(10)	(1)	(3)
Interest rate contracts
Machinery and Power Systems	Receivables — trade and other	—	1	1
Machinery and Power Systems	Accrued expenses	—	—	(1)
Financial Products	Receivables — trade and other	15	14	18
Financial Products	Long-term receivables — trade and other	233	197	127
Financial Products	Accrued expenses	(6)	(18)	(100)
		$232	$244	$172

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$27	$120	$—
Machinery and Power Systems	Long-term receivables — trade and other	—	—	66
Machinery and Power Systems	Accrued expenses	(12)	(46)	—
Machinery and Power Systems	Other liabilities	(85)	(58)	(3)
Financial Products	Receivables — trade and other	7	6	20
Financial Products	Accrued expenses	(16)	(9)	(18)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	—	(6)	(7)
Financial Products	Receivables — trade and other	—	—	1
Financial Products	Long-term receivables — trade and other	—	—	1
Financial Products	Accrued expenses	(1)	(1)	(6)
Commodity contracts
Machinery and Power Systems	Receivables — trade and other	2	17	10
Machinery and Power Systems	Accrued expenses	(9)	—	—
		$(87)	$23	$64

The effect of derivatives designated as hedging instruments on Statement 1 is as follows:

Fair Value Hedges

		Year ended December 31, 2011
(Millions of dollars)	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$(1)	$1
Financial Products	Other income (expense)	39	(44)
		$38	$(43)

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

		Year ended December 31, 2009
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$1	$(1)
Financial Products	Other income (expense)	(205)	220
		$(204)	$219

Cash Flow Hedges

	Year ended December 31, 2011
		Recognized in Earnings
(Millions of dollars)	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$34	Other income (expense)	$70	$—
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(1)	Interest expense of Financial Products	(12)	(2)[1]
	$33		$55	$(2)

	Year ended December 31, 2010
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)	$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(7)	Interest expense of Financial Products	(49)	(1)[1]
	$(79)		$(53)	$1

	Year ended December 31, 2009
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$102	Other income (expense)	$176	$2
Interest rate contracts
Machinery and Power Systems	(30)	Other income (expense)	(3)	—
Financial Products	(37)	Interest expense of Financial Products	(83)	9	[1]
	$35		$90	$11

[1]	The ineffective portion recognized in earnings is included in Other income (expense).

The effect of derivatives not designated as hedging instruments on Statement 1 is as follows:

		Years ended December 31,
(Millions of dollars)	Classification of Gains or (Losses)	2011	2010	2009
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$62	$(45)	$35
Financial Products	Other income (expense)	(15)	16	(134)
Interest rate contracts
Machinery and Power Systems	Other income (expense)	(149)	(8)	(3)
Financial Products	Other income (expense)	—	2	3
Commodity contracts
Machinery and Power Systems	Other income (expense)	(17)	15	10
		$(119)	$(20)	$(89)

D.            Stock repurchase risk

Payments for stock repurchase derivatives are accounted for as a reduction in stockholders’ equity.  In February 2007, the Board of Directors authorized a $7.5 billion stock repurchase program, expiring on December 31, 2011.  In December 2011, the Board of Directors extended the $7.5 billion stock repurchase program through December 31, 2015.  The amount of Caterpillar stock that can be repurchased under the authorization is impacted by movements in the price of the stock.  In August 2007, the Board of Directors authorized the use of derivative contracts to reduce stock repurchase price volatility.  There were no stock repurchase derivatives outstanding as of December 31, 2011, 2010 and 2009.

Other income (expense)	12 Months Ended
Dec. 31, 2011
Other income (expense)
Other income (expense)

4.              Other income (expense)

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Investment and interest income	$85	$86	$98
Foreign exchange gains (losses)[1]	21	(55)	184
License fee income	80	54	49
Gains (losses) on sale of securities and affiliated companies	17	9	(2)
Impairment of available-for-sale securities	(5)	(3)	(12)
Miscellaneous income (loss)	(230)[2]	39	64
	$(32)	$130	$381

[1] Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.

[2] Miscellaneous income (loss) in 2011 includes forward starting swap costs of $149 million (see Note 3) and bridge financing costs of $54 million (see Note 23), both related to the acquisition of Bucyrus.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
Income taxes

5.              Income taxes

The components of profit (loss) before taxes were:

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
U.S.	$2,250	$778	$(648)
Non-U.S.	4,475	2,972	1,217
	$6,725	$3,750	$569

Profit (loss) before taxes, as shown above, is based on the location of the entity to which such earnings are attributable. Where an entity’s earnings are subject to taxation, however, may not correlate solely to where an entity is located.  Thus, the income tax provision shown below as U.S. or non-U.S. may not correspond to the earnings shown above.

The components of the provision (benefit) for income taxes were:

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Current tax provision (benefit):
U.S.	$750	$247	$(443)
Non-U.S.	1,014	645	350
State (U.S.)	72	44	(13)
	1,836	936	(106)

Deferred tax provision (benefit):
U.S.	2	103	1
Non-U.S.	(92)	(75)	(149)
State (U.S.)	(26)	4	(16)
	(116)	32	(164)
Total Provision (benefit) for income taxes	$1,720	$968	$(270)

We paid net income tax and related interest of $1,369 million and $264 million in 2011 and 2010, respectively, compared to net income tax and related interest refunds of $136 million in 2009.

Reconciliation of the U.S. federal statutory rate to effective rate:

	Years ended December 31,
(Millions of dollars)	2011		2010		2009
Taxes at U.S. statutory rate	$2,354	35.0%	$1,313	35.0%	$199	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(467)	(6.9)%	(339)	(9.0)%	(261)	(46.0)%
State and local taxes, net of federal	30	0.4%	27	0.7%	(19)	(3.3)%
Interest and penalties, net of tax	25	0.4%	16	0.4%	20	3.5%
U.S. research and production incentives	(152)	(2.3)%	(74)	(2.0)%	(47)	(8.2)%
Other—net	(7)	(0.1)%	(5)	(0.1)%	(29)	(5.1)%
	1,783	26.5%	938	25.0%	(137)	(24.1)%

Tax law change related to Medicare subsidies	—	—	90	2.4%	—	—
Prior year tax and interest adjustments	41	0.6%	(34)	(0.9)%	(133)	(23.4)%
Divestiture of non-deductible goodwill	33	0.5%	—	—	—	—
Release of valuation allowances	(24)	(0.3)%	(26)	(0.7)%	—	—
Non-U.S. earnings reinvestment changes	(113)	(1.7)%	—	—	—	—
Provision (benefit) for income taxes	$1,720	25.6%	$968	25.8%	$(270)	(47.5)%

The provision for income taxes for 2011 included a benefit of $113 million due to repatriation of non-U.S. earnings with available foreign tax credits in excess of the U.S. tax liability on the dividends and a $24 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2011.  These benefits were offset by a charge of $41 million due to an increase in prior year unrecognized tax benefits and a negative impact of $33 million from nondeductible goodwill primarily related to the divestiture of a portion of the Bucyrus distribution business.

The provision for income taxes for 2010 included a deferred tax charge of $90 million due to the enactment of U.S. healthcare legislation effectively making government subsidies received for Medicare equivalent prescription drug coverage taxable. This deferred tax charge was offset by a $34 million benefit related to the recognition of refund claims for prior tax years and a $26 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2010.

The prior year tax benefits recorded in 2009 of $133 million primarily resulted from the U.S. settlement of tax years 1995 to 1999 and the true-up of estimated amounts used in the 2008 tax provision to the U.S. tax return as filed.  The settlement with the U.S. Internal Revenue Service (IRS) for tax years 1995 through 1999 resulted in a $46 million tax benefit related primarily to the true-up of estimated credits, a $14 million tax benefit to remeasure previously unrecognized tax benefits related to foreign sales corporation (FSC) commissions, and a $25 million benefit to adjust related interest, net of tax.

We have recorded income tax expense at U.S. tax rates on all profits, except for undistributed profits of non-U.S. subsidiaries of approximately $13 billion which are considered indefinitely reinvested.  Determination of the amount of unrecognized deferred tax liability related to indefinitely reinvested profits is not feasible.  If management intentions or U.S. tax law changes in the future, there may be a significant negative impact on the provision for income taxes to record an incremental tax liability in the period the change occurs.

Accounting for income taxes under U.S. GAAP guidance requires that individual tax-paying entities of the company offset all current deferred tax liabilities and assets within each particular tax jurisdiction and present them as a single amount in the Consolidated Financial Position. A similar procedure is followed for all noncurrent deferred tax liabilities and assets. Amounts in different tax jurisdictions cannot be offset against each other. The amount of deferred income taxes at December 31, included on the following lines in Statement 2, are as follows:

	December 31,
(Millions of dollars)	2011	2010	2009
Assets:
Deferred and refundable income taxes	$1,384	$824	$802
Noncurrent deferred and refundable income taxes	2,157	2,493	2,704
	3,541	3,317	3,506
Liabilities:
Other current liabilities	69	7	11
Other liabilities	559	141	138
Deferred income taxes—net	$2,913	$3,169	$3,357

Deferred income tax assets and liabilities:

	December 31,
(Millions of dollars)	2011	2010	2009
Deferred income tax assets:
Pension	$2,130	$1,065	$1,207
Postemployment benefits other than pensions	1,622	1,501	1,362
Tax carryforwards	821	1,117	1,185
Unrealized profit excluded from inventories	372	269	229
Warranty reserves	338	253	243
Stock based compensation	232	215	182
Post sale discounts	141	142	112
Allowance for credit losses	131	111	102
Deferred compensation	102	106	95
Other—net	645	394	396
	6,534	5,173	5,113

Deferred income tax liabilities:
Capital and intangible assets	(2,743)	(1,423)	(1,185)
Undistributed profits of non-U.S. subs	(215)	—	—
Translation	(193)	(169)	(96)
	(3,151)	(1,592)	(1,281)
Valuation allowance for deferred tax assets	(470)	(412)	(475)
Deferred income taxes—net	$2,913	$3,169	$3,357

At December 31, 2011, approximately $776 million of U.S. state tax net operating losses (NOLs) and $140 million of U.S. state tax credit carryforwards were available. The state NOLs primarily expire between 2015 and 2031.  The state tax credit carryforwards primarily expire over the next five to ten years.  We established a valuation allowance of $150 million for those state NOLs and credit carryforwards likely to expire prior to utilization.

At December 31, 2011, approximately $306 million of U.S. foreign tax credits were available to carryforward.  These credits expire in 2019 and 2020.

At December 31, 2011, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)

2012	2013	2014	2015	2016-2032	Unlimited	Total
$4	$6	$16	$40	$256	$1,015	$1,337

A valuation allowance of $320 million has been recorded at certain non-U.S. entities that have not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions, including positions impacting only the timing of tax benefits, follows.

Reconciliation of unrecognized tax benefits: [1]

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Balance at January 1,	$789	$761	$803

Additions for tax positions related to current year	118	21	37
Additions for tax positions related to prior years	108	59	43
Reductions for tax positions related to prior years	(30)	(49)	(45)
Reductions for settlements [2]	—	—	(61)
Reductions for expiration of statute of limitations	(27)	(3)	(16)

Balance at December 31,	$958	$789	$761

Amount that, if recognized, would impact the effective tax rate	$835	$667	$593

[1] Foreign currency translation amounts are included within each line as applicable.

[2] Includes cash payment or other reduction of assets to settle liability.

We classify interest and penalties on income taxes as a component of the provision for income taxes. We recognized interest and penalties of $39 million, $27 million and $(13) million during the years ended December 31, 2011, 2010 and 2009, respectively. The 2009 amount includes a benefit from adjustments for the 1995 through 1999 settlement as discussed above.  The total amount of interest and penalties accrued was $240 million, $201 million and $170 million as of December 31, 2011, 2010 and 2009, respectively.

It is reasonably possible that the amount of unrecognized tax benefits will change in the next 12 months.  The Internal Revenue Service (IRS) is currently examining U.S. tax returns for 2007 to 2009 and has completed its field examination of our tax returns for 1992 to 2006.  For tax years 1992 to 1994, we expect to litigate the unagreed adjustments related to transfer pricing.  In 2009, we reached a settlement with the IRS for tax years 1995 to 1999. For tax years 2000 to 2006, we are in the appeals process for unagreed adjustments primarily related to export tax benefits.  In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on our consolidated financial position, liquidity or results of operations.  Due to the uncertainty related to the timing and potential outcome of these matters, we can not estimate the range of reasonably possible change in unrecognized tax benefits in the next 12 months.

In our major non-U.S. jurisdictions, tax years are typically subject to examination for three to eight years.

Cat Financial Financing Activities	12 Months Ended
Dec. 31, 2011
Cat Financial Financing Activities
Cat Financial Financing Activities

6.              Cat Financial Financing Activities

A.            Wholesale inventory receivables

Wholesale inventory receivables are receivables of Cat Financial that arise when Cat Financial provides financing for a dealer’s purchase of inventory. These receivables are included in Receivables—trade and other and Long-term receivables—trade and other in Statement 2 and were $1,990 million, $1,361 million, and $937 million at December 31, 2011, 2010 and 2009, respectively.

Contractual maturities of outstanding wholesale inventory receivables:

(Millions of dollars)

	December 31, 2011
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2012	$204	$128	$1,028	$1,360
2013	107	74	95	276
2014	72	58	59	189
2015	23	23	9	55
2016	7	9	2	18
	413	292	1,193	1,898
Guaranteed residual value	—	129	—	129
Unguaranteed residual value	—	11	—	11
Less: Unearned income	(7)	(33)	(8)	(48)
Total	$406	$399	$1,185	$1,990

Please refer to Note 17 and Table III for fair value information.

B.            Finance receivables

Finance receivables are receivables of Cat Financial, which generally can be repaid or refinanced without penalty prior to contractual maturity. Total finance receivables reported in Statement 2 are net of an allowance for credit losses.

Cat Financial provides financing only when acceptable criteria are met. Credit decisions are based on, among other things, the customer’s credit history, financial strength and intended use of equipment. Cat Financial typically maintains a security interest in retail financed equipment and requires physical damage insurance coverage on financed equipment.

Contractual maturities of outstanding finance receivables:
(Millions of dollars)
	December 31, 2011
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2012	$1,771	$3,052	$2,993	$7,816
2013	1,199	2,002	1,941	5,142
2014	772	1,070	1,261	3,103
2015	371	458	996	1,825
2016	111	211	766	1,088
Thereafter	19	125	880	1,024
	4,243	6,918	8,837	19,998
Guaranteed Residual value	—	393	—	393
Unguaranteed Residual value	—	461	—	461
Less: Unearned income	(59)	(738)	(75)	(872)
Total	$4,184	$7,034	$8,762	$19,980

Please refer to Note 17 and Table III for fair value information.

C.            Credit quality of financing receivables and allowance for credit losses

Cat Financial adopted the accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses as of December 31, 2010.  See Note 1K for additional information.  This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.

Cat Financial applies a systematic methodology to determine the allowance for credit losses for finance receivables.  Based upon Cat Financial’s analysis of credit losses and risk factors, portfolio segments are as follows:

·                  Customer - Finance receivables with the customer.

·                  Dealer - Finance receivables with Caterpillar dealers.

Cat Financial further evaluates portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, Cat Financial’s finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Cat Financial’s classes, which align with management reporting, are as follows:

·                  North America - Finance receivables originated in the United States or Canada.

·                  Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent States.

·                  Asia Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast Asia, as well as large mining customers worldwide.

·                  Latin America - Finance receivables originated in Central and South American countries and Mexico.

·                  Global Power Finance - Finance receivables related to marine vessels with Caterpillar engines, for all countries and Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems, for all countries.

Impaired loans and finance leases

For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that Cat Financial will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

At December 31, 2011 and 2010, there were no impaired loans or finance leases for the Dealer portfolio segment.  The average recorded investment for impaired loans and finance leases within the dealer portfolio segment was zero during 2011 and $19 million during 2010, all of which was in the Europe finance receivable class.  As of December 31, individually impaired loans and finance leases for customers were as follows:

	As of December 31, 2011			As of December 31, 2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance

Impaired Loans and Finance Leases With No Allowance Recorded[1]
Customer
North America	$77	$75	$—	$87	$87	$—
Europe	5	4	—	6	4	—
Asia Pacific	12	12	—	13	13	—
Latin America	9	9	—	3	3	—
Global Power Finance	175	170	—	174	174	—
Total	$278	$270	$—	$283	$281	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$69	$64	$15	$191	$185	$44
Europe	36	33	12	62	57	15
Asia Pacific	26	26	7	27	27	7
Latin America	25	25	6	44	43	9
Global Power Finance	93	92	16	34	33	4
Total	$249	$240	$56	$358	$345	$79

Total Impaired Loans and Finance Leases
Customer
North America	$146	$139	$15	$278	$272	$44
Europe	41	37	12	68	61	15
Asia Pacific	38	38	7	40	40	7
Latin America	34	34	6	47	46	9
Global Power Finance	268	262	16	208	207	4
Total	$527	$510	$56	$641	$626	$79

1    No related allowance for credit losses due to sufficient collateral value.

	Year Ended December 31, 2011		Year Ended December 31, 2010
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded[1]
Customer
North America	$90	$4	$39	$2
Europe	5	—	7	—
Asia Pacific	13	1	9	—
Latin America	9	1	5	—
Global Power Finance	212	6	92	—
Total	$329	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$142	$5	$271	$11
Europe	50	2	85	4
Asia Pacific	22	1	40	3
Latin America	39	2	39	3
Global Power Finance	83	—	17	—
Total	$336	$10	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$232	$9	$310	$13
Europe	55	2	92	4
Asia Pacific	35	2	49	3
Latin America	48	3	44	3
Global Power Finance	295	6	109	—
Total	$665	$22	$604	$23

1          No related allowance for credit losses due to sufficient collateral value.

As of December 31, 2009, the impaired loans and finance leases were as follows:

(Millions of dollars)	2009
Impaired loans/finance leases for which there is a related allowance for credit losses (related allowance of $117 million)	$448
Impaired loans/finance leases for which there is no related allowance for credit losses (due to sufficient collateral value)	65
Total investment in impaired loans/finance leases as of December 31,	$513

Average investment in impaired loans/finance leases	$425

Non-accrual and past due loans and finance leases

For all classes, Cat Financial considers a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2011 and 2010, there were no loans or finance leases on non-accrual status for the Dealer portfolio segment.

The investment in customer loans and finance leases on non-accrual status was as follows:

(Millions of dollars)	December 31, 2011	December 31, 2010
Customer
North America	$112	$217
Europe	58	89
Asia Pacific	36	31
Latin America	108	139
Global Power Finance	158	163
Total	$472	$639

As of December 31, 2009, the investments in loans and finance leases on non-accrual status were $678 million.

Past due loans and finance leases were as follows:

	December 31, 2011
(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	50	120	4,242	4,362	14
Latin America	32	15	99	146	2,339	2,485	—
Global Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Latin America	—	—	—	—	480	480	—
Global Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

	December 31, 2010
(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	3,412	3,529	12
Latin America	44	16	144	204	2,222	2,426	1
Global Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Latin America	—	—	—	—	457	457	—
Global Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

As of December 31, 2009, the investment in loans and finance leases past due over 90 days and still accruing were $134 million.

Allowance for credit loss activity

In estimating the allowance for credit losses, Cat Financial reviews loans and finance leases that are past due, non-performing or in bankruptcy.

The allowance for credit losses as of December 31 were as follows:

	December 31, 2011
(Millions of dollars)	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of period	$360	$6	$366

Individually evaluated for impairment	$56	$—	$56
Collectively evaluated for impairment	304	6	310
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$527	$—	$527
Collectively evaluated for impairment	17,066	2,387	19,453
Ending Balance	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010	December 31, 2009
Allowance for Credit Losses:
Balance at beginning of year	$376	$391
Provision for credit losses	205	225
Receivables written off	(288)	(281)
Recoveries on receivables previously written off	51	28
Adjustment to adopt consolidation of variable-interest entities	18	—
Other—net	—	13
Balance at end of year	$362	$376

	December 31, 2010
(Millions of dollars)	Customer	Dealer	Total
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Credit quality of finance receivables

The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral and factor in credit enhancements such as additional collateral and contractual third-party guarantees.

As of December 31, the recorded investment of performing and non-performing finance receivables was as follows:

	December 31, 2011
(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	4,326	161	4,487
Latin America	2,377	480	2,857
Global Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	36	—	36
Latin America	108	—	108
Global Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	4,362	161	4,523
Latin America	2,485	480	2,965
Global Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

	December 31, 2010
(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	3,498	151	3,649
Latin America	2,287	457	2,744
Global Power Finance	2,904	3	2,907
Total Performing	$17,341	$1,943	$19,284

Non-Performing
North America	$217	$—	$217
Europe	89	—	89
Asia Pacific	31	—	31
Latin America	139	—	139
Global Power Finance	163	—	163
Total Non-Performing	$639	$—	$639

Performing & Non-Performing
North America	$6,448	$1,291	$7,739
Europe	2,510	41	2,551
Asia Pacific	3,529	151	3,680
Latin America	2,426	457	2,883
Global Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Troubled Debt Restructurings

A restructuring of a loan or finance lease receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties.  Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses.  The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral and factors in credit enhancements such as additional collateral and contractual third-party guarantees.

There were no loans or finance lease receivables modified as TDRs during the year ended December 31, 2011 for the Dealer portfolio segment.

Loan and finance lease receivables modified as TDRs during the year ended December 31, 2011, were as follows:

	Year Ended December 31, 2011
(Dollars in millions)	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	71	$13	$13
Europe[1]	7	44	44
Latin America	12	10	10
Global Power Finance[2,3]	35	117	117
Total[4]	125	$184	$184

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
[2]	Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
[3]

During the twelve months ended December 31, 2011, $15 million of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $15 million of additional funds is not reflected in the table above. At December 31, 2011, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $25 million.

[4]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs with a payment default during the year ended December 31, 2011, which had been modified within twelve months prior to the default date, were as follows:

	Year Ended December 31, 2011
(Dollars in millions)	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	48	$26
Europe	1	1
Latin America	7	4
Global Power Finance[1]	14	70
Total	70	$101

[1] Two customers comprise $65 million of the $70 million post-TDR recorded investment for the twelve months ended December 31, 2011.

D.   Securitized Retail Installment Sale Contracts and Finance Leases

Cat Financial periodically transfers certain finance receivables relating to retail installment sale contracts and finance leases to SPEs as part of their asset-backed securitization program.  The SPEs have limited purposes and generally are only permitted to purchase the finance receivables, issue asset-backed securities and make payments on the securities.  The SPEs only issue a single series of securities and generally are dissolved when those securities have been paid in full.  The SPEs issue debt to pay for the finance receivables they acquire from Cat Financial.  The primary source for repayment of the debt is the cash flows generated from the finance receivables owned by the SPEs.  The assets of the SPEs are legally isolated and are not available to pay the creditors of Cat Financial.  Cat Financial retains interests in the securitization transactions, including subordinated certificates issued by the SPEs, rights to cash reserves and residual interests.  For bankruptcy analysis purposes, Cat Financial has sold the finance receivables to the SPEs in a true sale and the SPEs are separate legal entities.  The investors and the SPEs have no recourse to any of Cat Financial’s other assets for failure of debtors to pay when due.

In accordance with the new consolidation accounting guidance adopted January 1, 2010, these SPEs were concluded to be VIEs.  Cat Financial determined that it was the primary beneficiary based on its power to direct activities through its role as servicer and its obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities.

On April 25, 2011, Cat Financial exercised a clean-up call on their only outstanding asset-backed securitization transaction.  As a result, Cat Financial had no assets or liabilities related to a consolidated SPE as of  December 31, 2011.  The restricted assets (Receivables-finance, Long-term receivables-finance, Prepaid expenses and other current assets, and Other assets) of the consolidated SPEs totaled $136 million at December 31, 2010.  The liabilities (Accrued expenses and Long-term debt due within one year-Financial Products) of the consolidated SPEs totaled $73 million at December 31, 2010.

Prior to January 1, 2010, the SPEs were considered to be QSPEs and thus not consolidated.  Cat Financial’s retained interests in the securitized assets were classified as available-for-sale securities and were included in Other assets in Statement 2 at fair value.  Cat Financial estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates.  These assumptions were based on Cat Financial’s historical experience, market trends and anticipated performance relative to the particular assets securitized.  Cat Financial periodically evaluated for impairment and recognized the credit component of an other-than-temporary impairment in Profit and the noncredit component in Accumulated other comprehensive income (loss) for those retained interests in which Cat Financial did not intend to sell and it was not likely that they would be required to sell prior to recovery.

To maintain competitiveness in the capital markets and to have effective and efficient use of alternative funding sources, Cat Financial from time to time provided additional reserve support to previously issued asset-backed securitizations.  During the second quarter of 2009, Cat Financial deposited $80 million into supplemental reserve accounts for the securitization transactions to maintain the credit ratings assigned to the transactions, as loss experiences were higher than anticipated primarily due to the adverse economic conditions in the U.S.  Due to the significant value of the deposit in second quarter of 2009, written consent was obtained from the third-party beneficial interest holders of the securitization transactions.  At the time, the QSPE conditions were reviewed and the trusts continued to maintain QSPE status.  These deposits resulted in an increase in Cat Financial’s retained interests.

As of December 31, 2009, the fair value of the retained interests in all securitizations of retail finance receivables outstanding totaled $102 million (cost basis of $107 million).  The fair value of the retained interests as of December 31, 2009 that have been in a continuous unrealized loss position for twelve months or longer totaled $102 million (cost basis of $107 million).  Key assumptions used to determine the fair value of the retained interests were:

December 31, 2009
Cash flow weighted average discount rates on retained interests	7.7% to 12.4%
Weighted-average maturity in months	22
Expected prepayment rate	18.0%
Expected credit losses	4.7% to 4.8%

During 2009, the assumptions used to determine the expected cash flows for Cat Financial’s securitization transactions were revised, which resulted in other-than-temporary impairments to earnings of $34 million.  The impairments recognized in earnings were primarily driven by an increase in the credit loss assumption due to the continuing adverse economic conditions in the U.S.  The noncredit related losses of $12 million for the year ended December 31, 2009, recorded in Accumulated other comprehensive income (loss) were primarily driven by changes in discount rates.

Cat Financial also retained servicing responsibilities and received a servicing fee of approximately one percent of the remaining value of the finance receivables.

Cash flows from retail securitizations:

Year ended
(Millions of dollars)	December 31, 2009
Purchases of contracts through clean-up calls	$95
Servicing fees received	$6
Other cash flows received on retained interests	$10

Characteristics of securitized retail receivables:

Year ended
(Millions of dollars)	December 31, 2009
Total securitized principal balance at December 31,	$346
Average securitized principal balance for the year ended December 31,	$583
Loans > 30 days past due at year ended December 31,	$62
Net credit losses during the year	$36

E.    Sales and Servicing of Trade Receivables

Our Machinery and Power Systems operations generate trade receivables from the sale of inventory to dealers and customers. Certain of these receivables are sold to Cat Financial.

During 2009, Cat Financial sold interests in a certain pool of trade receivables through a revolving structure to third-party commercial paper conduits, which are asset-backed commercial paper issuers that are SPEs of the sponsor bank and are not consolidated by Cat Financial.  Cat Financial services the sold trade receivables and receives an annual servicing fee of approximately 0.5 percent of the average outstanding principal balance. Consolidated expenses of $4 million related to the sale of trade receivables were recognized during 2009, and are included in Other income (expense) in Statement 1.

As of December 31, 2011, 2010 and 2009, there were no outstanding trade receivables sold to the third-party commercial paper conduits.

The cash collections from this pool of trade receivables are first applied to satisfy any obligations of Cat Financial to the third-party commercial paper conduits. The third-party commercial paper conduits have no recourse to Cat Financial’s assets, other than the remaining interest, for failure of debtors to pay when due.

Cash flows from sale of trade receivables:

Year ended December 31,
(Millions of dollars)	2009
Cash proceeds from sales of receivables to the conduits	$887
Servicing fees received	$1
Cash flows received on the interests that continue to be held	$7,548

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

7.     Inventories

Inventories (principally using the LIFO method) are comprised of the following:

	December 31,
(Millions of dollars)	2011	2010	2009
Raw materials	$3,872	$2,766	$1,979
Work-in-process	2,845	1,483	656
Finished goods	7,570	5,098	3,465
Supplies	257	240	260
Total inventories	$14,544	$9,587	$6,360

We had long-term material purchase obligations of approximately $1,628 million at December 31, 2011.

During 2009 inventory quantities were reduced.  This reduction resulted in a liquidation of LIFO inventory layers carried at lower costs prevailing in prior years as compared with current costs.  In 2009, the effect of this reduction of inventory decreased Cost of goods sold in Statement 1 by approximately $300 million and increased Profit by approximately $240 million or $0.39 per share.  There were no significant LIFO liquidations during 2011 or 2010.

Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
Property, plant and equipment

8.    Property, plant and equipment

	December 31,
(Millions of dollars)	Useful Lives (Years)	2011	2010	2009
Land	—	$753	$682	$639
Buildings and land improvements	20-45	5,857	5,174	4,914
Machinery, equipment and other	3-10	14,435	13,414	12,917
Equipment leased to others	1-10	4,285	4,444	4,717
Construction-in-process	—	1,996	1,192	1,034

Total property, plant and equipment, at cost		27,326	24,906	24,221
Less: Accumulated depreciation		(12,931)	(12,367)	(11,835)
Property, plant and equipment—net		$14,395	$12,539	$12,386

We had commitments for the purchase or construction of capital assets of approximately $746 million at December 31, 2011.

Assets recorded under capital leases [1]:

	December 31,
(Millions of dollars)	2011	2010	2009
Gross capital leases [2]	$131	$251	$493
Less: Accumulated depreciation	(75)	(134)	(258)
Net capital leases	$56	$117	$235

[1] Included in Property, plant and equipment table above.

[2] Consists primarily of machinery and equipment.

At December 31, 2011, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter
$19	$14	$8	$4	$2	$18

Equipment leased to others (primarily by Cat Financial):

	December 31,
(Millions of dollars)	2011	2010	2009
Equipment leased to others—at original cost	$4,285	$4,444	$4,717
Less: Accumulated depreciation	(1,406)	(1,533)	(1,616)
Equipment leased to others—net	$2,879	$2,911	$3,101

At December 31, 2011, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter
$739	$509	$296	$150	$53	$27

Investments in unconsolidated affiliated companies	12 Months Ended
Dec. 31, 2011
Investments in unconsolidated affiliated companies
Investments in unconsolidated affiliated companies

9.     Investments in unconsolidated affiliated companies

Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Results of Operations:
Sales	$966	$812	$569
Cost of sales	797	627	434
Gross profit	$169	$185	$135

Profit (loss)	$(46)	$(36)	$(39)

Financial Position of unconsolidated affiliated companies:

	December 31,
(Millions of dollars)	2011[1]	2010	2009
Financial Position:
Assets:
Current assets	$345	$414	$223
Property, plant and equipment—net	200	196	219
Other assets	9	39	5
	554	649	447
Liabilities:
Current liabilities	220	274	250
Long-term debt due after one year	72	72	41
Other liabilities	17	40	17
	309	386	308
Equity	$245	$263	$139

[1] The decrease is due to the sale of our ownership in NC2 Global LLC (NC2), which occurred on September 29, 2011.

Caterpillar’s investments in unconsolidated affiliated companies:

	December 31,
(Millions of dollars)	2011	2010	2009
Investments in equity method companies	$111	$135	$70
Plus: Investments in cost method companies	22	29	35
Total investments in unconsolidated affiliated companies	$133	$164	$105

At December 31, 2011, consolidated Profit employed in the business in Statement 2 included no net undistributed profits of the unconsolidated affiliated companies.

Intangible assets and goodwill	12 Months Ended
Dec. 31, 2011
Intangible assets and goodwill
Intangible assets and goodwill

10.  Intangible assets and goodwill

A.	Intangible assets

Intangible assets are comprised of the following:

		December 31, 2011
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,811	$(213)	$2,598
Intellectual property	11	1,794	(244)	1,550
Other	11	299	(97)	202
Total finite-lived intangible assets	13	4,904	(554)	4,350
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,922	$(554)	$4,368

		December 31, 2010
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

		December 31, 2009
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$396	$(75)	$321
Intellectual property	10	211	(143)	68
Other	11	130	(54)	76
Total intangible assets	15	$737	$(272)	$465

During 2011, we acquired finite-lived intangible assets aggregating $4,167 million primarily due to purchases of Bucyrus International, Inc. ($3,901 million), Pyroban Group Ltd. ($41 million) and MWM Holding GmbH ($221 million).  See Note 23 for details on these business combinations.

As described in Note 25, we sold customer relationship intangibles of $63 million associated with the divestiture of a portion of the Bucyrus distribution business in December 2011.  Additionally, $186 million of customer relationship intangibles were classified as held for sale at December 31, 2011, and are not included in the table above.

During 2010, we acquired finite-lived intangible assets aggregating $409 million primarily due to purchases of Electro-Motive Diesel, Inc. (EMD) ($329 million), GE Transportation’s Inspection Products business ($28 million), JCS Company, Ltd. (JCS) ($12 million) and FCM Rail Ltd. (FCM) ($10 million).  Also, associated with the purchase of EMD, we acquired $18 million of indefinite-lived intangible assets.  See Note 23 for details on these business combinations.

Finite-lived intangible assets are amortized over their estimated useful lives and tested for impairment if events or changes in circumstances indicate that the asset may be impaired.  Indefinite-lived intangible assets are tested for impairment at least annually.

Amortization expense related to intangible assets was $233 million, $76 million and $61 million for 2011, 2010 and 2009, respectively.

Amortization expense related to intangible assets is expected to be:

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter
$389	$382	$379	$373	$364	$2,481

B.   Goodwill

During 2011, we acquired net assets with related goodwill aggregating $5,026 million primarily due to purchases of Bucyrus International, Inc. ($4,616 million), Pyroban Group Ltd. ($23 million) and MWM Holding GmbH ($387 million).  See Note 23 for details on the acquisition of these assets.

During 2010, we acquired net assets with related goodwill of $286 million as part of the purchase of EMD.  In 2010, we also acquired net assets with related goodwill as part of the purchases of FCM ($17 million), GE Transportation’s Inspection Products business ($15 million), JCS ($8 million) and other acquisitions ($8 million).  See Note 23 for details on the acquisition of these assets.

See Note 1L regarding the accounting policy for goodwill and impairment testing.  No goodwill was impaired during 2011 or  2010.  As described in Note 25, goodwill of $113 million was allocated to divestitures, primarily related to the divestiture of a portion of the Bucyrus distribution business in December 2011.  No goodwill was disposed of in 2010 or 2009.

The 2009 annual impairment test, completed in the fourth quarter, indicated the fair value of each of our reporting units was above its respective carrying value with the exception of our Forest Products reporting unit, included in the Resource Industries segment.  Because the carrying value of Forest Products exceeded its fair value, step two in the impairment test process was required.  We allocated the fair value to the unit’s assets and liabilities and determined the implied fair value of the goodwill was insignificant.  Accordingly, a goodwill impairment charge of $22 million for Forest Products was recognized in Other operating (income) expense in Statement 1.  The primary factor contributing to the impairment was the historic decline in demand for purpose built forest product machines caused by the significant reduction in U.S. housing construction, lower prices for pulp, paper, and wood product commodities, and reduced capital availability in the forest products industry.

As discussed in Note 22 — Segment Information, during the first quarter of 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  Our reporting units did not significantly change as a result of the changes to our reportable segments.

The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2011, 2010 and 2009 were as follows:

(Millions of dollars)	Construction Industries	Resource Industries	Power Systems	Other[1]	Consolidated Total
Balance at January 1, 2009	$319	$66	$1,747	$129	$2,261
Impairments	—	(22)	—	—	(22)
Other adjustments[2]	23	3	4	—	30
Balance at December 31, 2009	342	47	1,751	129	2,269
Business combinations	5	3	326	—	334
Other adjustments[2]	10	1	—	—	11
Balance at December 31, 2010	357	51	2,077	129	2,614
Business combinations	—	4,616	410	—	5,026
Business divestitures[3]	—	(101)	—	(12)	(113)
Held for sale[3]	—	(296)	—	—	(296)
Other adjustments[2]	21	(171)	(1)	—	(151)
Balance at December 31, 2011	$378	$4,099	$2,486	$117	$7,080

[1]      Includes all other operating segments (See Note 22).

[2]      Other adjustments are comprised primarily of foreign currency translation.

[3]      See Note 25 for additional information.

Available-for-sale securities	12 Months Ended
Dec. 31, 2011
Available-for-sale securities
Available-for-sale securities

11.  Available-for-sale securities

We have investments in certain debt and equity securities, primarily at Cat Insurance, that have been classified as available-for-sale and recorded at fair value based upon quoted market prices.  These investments are primarily included in Other assets in Statement 2.  Unrealized gains and losses arising from the revaluation of available-for-sale securities are included, net of applicable deferred income taxes, in equity (Accumulated other comprehensive income (loss) in Statement 2).  Realized gains and losses on sales of investments are generally determined using the FIFO (first-in, first-out) method for debt instruments and the specific identification method for equity securities.  Realized gains and losses are included in Other income (expense) in Statement 1.

	December 31, 2011			December 31, 2010			December 31, 2009
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$12	$—	$12	$14	$—	$14
Other U.S. and non-U.S. government bonds	90	2	92	76	1	77	65	—	65

Corporate bonds
Corporate bonds	542	30	572	481	30	511	455	20	475
Asset-backed securities	112	(1)	111	136	—	136	141	(7)	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	297	13	310	258	15	273	295	13	308
Residential mortgage-backed securities	33	(3)	30	43	(3)	40	61	(10)	51
Commercial mortgage-backed securities	142	3	145	164	4	168	175	(13)	162

Equity securities
Large capitalization value	127	21	148	100	22	122	76	13	89
Smaller company growth	22	7	29	23	8	31	19	5	24
Total	$1,375	$72	$1,447	$1,293	$77	$1,370	$1,301	$21	$1,322

During 2011, 2010 and 2009, charges for other-than-temporary declines in the market values of securities were $5 million, $3 million and $12 million, respectively.  These charges were accounted for as a realized loss and were included in Other income (expense) in Statement 1.  The cost basis of the impacted securities was adjusted to reflect these charges.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	51	1	—	—	51	1
Residential mortgage-backed securities	3	—	18	3	21	3
Commercial mortgage-backed securities	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1] Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2010
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$19	$—	$19	$4	$38	$4

Mortgage-backed debt securities
Residential mortgage-backed securities	2	—	25	4	27	4
Commercial mortgage-backed securities	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Total	$38	$1	$70	$11	$108	$12

[1]  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2009
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$25	$—	$10	$1	$35	$1
Asset-backed securities	4	1	44	10	48	11

Mortgage-backed debt securities
Residential mortgage-backed securities	—	—	49	10	49	10
Commercial mortgage-backed securities	24	—	73	14	97	14

Equity securities
Large capitalization value	2	—	23	3	25	3
Total	$55	$1	$199	$38	$254	$39

[1]  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Corporate Bonds.  The unrealized losses on our investments in corporate bonds and asset-backed securities relate primarily to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2011.

Mortgage-Backed Debt Securities.  The unrealized losses on our investments in mortgage-backed securities and mortgage-related asset-backed securities relate primarily to the continuation of elevated housing delinquencies and default rates, risk aversion and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2011.

Equity Securities.  Cat Insurance maintains a well-diversified equity portfolio consisting of two specific mandates:  large capitalization value stocks and smaller company growth stocks.  U.S. equity valuations remained volatile during 2011 on ongoing concerns over the European debt crisis.  In each case where unrealized losses exist, the respective company’s management is taking corrective action in order to increase shareholder value.   We do not consider these investments to be other-than-temporarily impaired as of December 31, 2011.

The cost basis and fair value of the available-for-sale debt securities at December 31, 2011, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$69	$70
Due after one year through five years	479	493
Due after five years through ten years	152	171
Due after ten years	54	51
U.S. agency mortgage-backed securities	297	310
Residential mortgage-backed securities	33	30
Commercial mortgage-backed securities	142	145
Total debt securities — available-for-sale	$1,226	$1,270

Sales of Securities

	Years Ended December 31,
(Millions of dollars)	2011	2010	2009
Proceeds from the sale of available-for-sale securities	$247	$228	$291
Gross gains from the sale of available-for-sale securities	$4	$10	$9
Gross losses from the sale of available-for-sale securities	$1	$1	$10

Postemployment benefit plans	12 Months Ended
Dec. 31, 2011
Postemployment benefit plans
Postemployment benefit plans

12.  Postemployment benefit plans

We have both U.S. and non-U.S. pension plans covering substantially all of our U.S. employees and a portion of our non-U.S. employees, primarily in our European and Japanese facilities. Our defined benefit plans provide a benefit based on years of service and/or the employee’s average earnings near retirement. Our defined contribution plans allow employees to contribute a portion of their salary to help save for retirement, and in certain cases, we provide a matching contribution. We also have defined-benefit retirement health care and life insurance plans covering substantially all of our U.S. employees.

As discussed in Note 26, during 2009 voluntary and involuntary separation programs impacted employees participating in certain U.S. and non-U.S. pension and other postretirement benefit plans.  Due to the significance of these events, certain plans were re-measured as follows:

U.S. Separation Programs — Plan re-measurements as of January 31, 2009, March 31, 2009 and December 31, 2009 resulted in net curtailment losses of $127 million to pension and $55 million to other postretirement benefit plans.  Early retirement pension benefit costs of $6 million were also recognized.

Non-U.S. Separation Programs — Certain plans were re-measured as of March 31, 2009 and December 31, 2009, resulting in pension settlement losses of $34 million, special termination benefits of $2 million to pension and curtailment losses of $1 million to other postretirement benefit plans.

In March 2009, we amended our U.S. support and management other postretirement benefit plan.  Beginning in 2010, certain retirees age 65 and older enrolled in individual health plans that work with Medicare and will no longer participate in a Caterpillar-sponsored group health plan.  In addition, Caterpillar began funding a tax-advantaged Health Reimbursement Arrangement (HRA) to assist the retirees with medical expenses.  The plan amendment required a plan re-measurement as of March 31, 2009, which resulted in a decrease in our Liability for postemployment benefits of $432 million and an increase in Accumulated other comprehensive income (loss) of $272 million, net of tax.  The plan was further amended in December 2009 to define the HRA benefit that active employees will receive once they are retired and reach age 65.  The plan was re-measured at year-end 2009 and the December amendment resulted in a decrease in our Liability for postemployment benefits of $101 million and an increase in Accumulated other comprehensive income (loss) of $64 million, net of tax.  These decreases will be amortized into earnings on a straight-line basis over approximately 7 years, the average remaining service period of active employees in the plan.  The amendments reduced other postretirement benefits expense by approximately $110 million in 2011 and 2010 and $60 million in 2009.

As announced in August 2010, on January 1, 2011, our retirement benefits for U.S. support and management employees began transitioning from defined benefit pension plans to defined contribution plans.  The transition date was determined for each employee based upon age and years of service or proximity to retirement.  Pension benefit accruals were frozen for certain employees on December 31, 2010, and will freeze for remaining employees on December 31, 2019.  As of these dates employees will move to the new retirement benefit that will provide a frozen pension benefit and a 401(k) plan that will include a matching contribution and a new annual employer contribution.  The plan change required a re-measurement as of August 31, 2010, which resulted in an increase in our Liability for postemployment benefits of $1.32 billion and a decrease in Accumulated other comprehensive income (loss) of $831 million net of tax.  The increase in the liability was due to a decline in the discount rate and lower than expected asset returns at the re-measurement date.  Curtailment expense of $28 million was also recognized in 2010 as a result of the plan change.

In March 2010, the Patient Protection and Affordable Care Act (the PPACA) and the Health Care and Education Reconciliation Act of 2010 (H.R. 4872) which amends certain provisions of the PPACA were signed into law. As discussed in Note 5, the Medicare Part D retiree drug subsidies effectively become taxable beginning in 2013.

A.   Benefit Obligations

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Change in benefit obligation:
Benefit obligation, beginning of year	$13,024	$12,064	$11,493	$3,867	$3,542	$3,219	$5,184	$4,537	$5,017
Service cost	158	210	176	115	92	86	84	68	70
Interest cost	651	652	688	182	162	146	253	245	280
Plan amendments	1	4	—	(24)	35	—	(121)	—	(549)
Actuarial losses (gains)	1,635	1,140	380	312	153	45	306	602	(58)
Foreign currency exchange rates	—	—	—	(32)	34	322	(19)	14	29
Participant contributions	—	—	—	9	9	10	44	45	51
Benefits paid - gross	(823)	(820)	(796)	(187)	(168)	(212)	(388)	(379)	(390)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	14	15	21
Curtailments, settlements and special termination benefits	(3)	(235)	123	(83)	(52)	(74)	(6)	—	66
Acquisitions / other[1]	139	9	—	140	60	—	30	37	—
Benefit obligation, end of year	$14,782	$13,024	$12,064	$4,299	$3,867	$3,542	$5,381	$5,184	$4,537
Accumulated benefit obligation, end of year	$14,055	$12,558	$11,357	$3,744	$3,504	$3,082

Weighted-average assumptions used to determine benefit obligation:
Discount rate[2]	4.3%	5.1%	5.7%	4.3%	4.6%	4.8%	4.3%	5.0%	5.6%
Rate of compensation increase[2]	4.5%	4.5%	4.5%	3.9%	4.2%	4.2%	4.4%	4.4%	4.4%

[1]  See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

[2]  End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2011 service and interest cost components of other postretirement benefit cost	$28	$(23)
Effect on accumulated postretirement benefit obligation	$328	$(277)

B.    Plan Assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Change in plan assets:
Fair value of plan assets, beginning of year	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042
Actual return on plan assets	(270)	1,628	2,194	(83)	193	390	(45)	129	266
Foreign currency exchange rates	—	—	—	(1)	17	243	—	—	—
Company contributions[1]	212	919	886	234	58	263	207	138	94
Participant contributions	—	—	—	9	9	10	44	45	51
Benefits paid	(823)	(820)	(796)	(187)	(168)	(212)	(388)	(379)	(390)
Settlements and special termination benefits	—	—	—	(41)	(51)	(72)	—	—	—
Acquisitions / other[2]	118	4	—	7	25	—	—	—	—
Fair value of plan assets, end of year	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063

[1]  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

[2]  See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

Our U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  Our target allocations for the U.S. pension plans are 70% equities and 30% debt securities.  Within equity securities, approximately 60% includes investments in U.S. large and small-cap companies.  The remaining portion is invested in international companies, including emerging markets, and private equity.  Fixed income securities primarily include corporate bonds, mortgage backed securities and U.S. Treasuries.

In general, our non-U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  The weighted-average target allocations for the non-U.S. pension plans are 58% equities, 34% debt securities, 6% real estate and 2% other.  The target allocations for each plan vary based upon local statutory requirements, demographics of plan participants and funded status.  Plan assets are primarily invested in non-U.S. securities.

Our target allocations for the other postretirement benefit plans are 80% equities and 20% debt securities.  Within equity securities, approximately two-thirds include investments in U.S. large and small-cap companies.  The remaining portion is invested in international companies, including emerging markets.  Fixed income securities primarily include corporate bonds, mortgage backed securities and U.S. Treasuries.

The U.S. plans are rebalanced to plus or minus five percentage points of the target asset allocation ranges on a monthly basis.  The frequency of rebalancing for the non-U.S. plans varies depending on the plan. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments except for the holdings in Caterpillar stock as discussed below.

The use of certain derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives.  The plans do not engage in derivative contracts for speculative purposes.

The accounting guidance on fair value measurements specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3).  See Note 17 for a discussion of the fair value hierarchy.

Fair values are determined as follows:

·                  Equity securities are primarily based on valuations for identical instruments in active markets.

·                  Fixed income securities are primarily based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

·                  Real estate is stated at the fund’s net asset value or at appraised value.

·                  Cash, short-term instruments and other are based on the carrying amount, which approximated fair value, or at the fund’s net asset value.

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,634	$2	$17	$4,653
Non-U.S. equities	1,803	—	34	1,837

Fixed income securities:
U.S. corporate bonds	—	1,179	56	1,235
Non-U.S. corporate bonds	—	70	1	71
U.S. government bonds	—	323	—	323
U.S. governmental agency mortgage-backed securities	—	562	—	562
Non-U.S. government bonds	—	9	—	9

Real estate	—	—	10	10

Cash, short-term instruments and other	113	216	—	329
Total U.S. pension assets	$6,550	$2,361	$118	$9,029

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities[1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income[1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other[2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities[1]	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income[1]	—	374	—	374

Real estate	—	89	90	179

Cash, short-term instruments and other[2]	61	107	35	203
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$330	$—	$—	$330
Non-U.S. equities	863	84	5	952
Global equities[1]	144	14	—	158

Fixed income securities:
U.S. corporate bonds	—	22	1	23
Non-U.S. corporate bonds	—	355	11	366
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	156	2	158
Global fixed income[1]	—	361	—	361

Real estate	—	80	71	151

Cash, short-term instruments and other[2]	107	139	51	297
Total non-U.S. pension assets	$1,444	$1,212	$141	$2,797

[1]  Includes funds that invest in both U.S. and non-U.S. securities.

[2]  Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$531	$—	$—	$531
Non-U.S. equities	273	6	—	279

Fixed income securities:
U.S. corporate bonds	—	95	—	95
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	24	—	24
U.S. governmental agency mortgage-backed securities	—	54	—	54
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	52	—	71
Total other postretirement benefit assets	$823	$240	$—	$1,063

Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2011, 2010 and 2009.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2008	$16	$73	$9	$—
Unrealized gains (losses)	3	34	1	—
Realized gains (losses)	—	(2)	—	—
Purchases, issuances and settlements	31	(12)	—	—
Transfers in and/or out of Level 3	1	(36)	—	—
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—

Non-U.S. Pension
Balance at December 31, 2008	$—	$5	$61	$67
Unrealized gains (losses)	2	1	10	63
Realized gains (losses)	—	—	—	(41)
Purchases, issuances and settlements	3	6	—	(38)
Transfers in and/or out of Level 3	—	2	—	—
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—

Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits[1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009[2]	2011	2010	2009	2011	2010	2009
Caterpillar Inc. common stock	$653	$779	$1,016	$1	$2	$1	$1	$3	$1

[1]  Amounts represent 7% of total plan assets for 2011 and 2010 and 11% of total plan assets for 2009.

[2]  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

C.    Funded status

The funded status of the plans, reconciled to the amount reported on Statement 2, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
End of Year
Fair value of plan assets	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063
Benefit obligations	14,782	13,024	12,064	4,299	3,867	3,542	5,381	5,184	4,537
Over (under) funded status recognized in financial position	$(4,785)	$(2,264)	$(3,035)	$(1,481)	$(987)	$(745)	$(4,567)	$(4,188)	$(3,474)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$3	$4	$22	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(21)	(18)	(17)	(26)	(18)	(18)	(171)	(171)	(113)
Liability for postemployment benefits (non-current liability)	(4,764)	(2,246)	(3,018)	(1,458)	(973)	(749)	(4,396)	(4,017)	(3,361)
Net liability recognized	$(4,785)	$(2,264)	$(3,035)	$(1,481)	$(987)	$(745)	$(4,567)	$(4,188)	$(3,474)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$7,044	$4,795	$5,132	$1,712	$1,273	$1,200	$1,495	$1,195	$659
Prior service cost (credit)	63	83	132	15	43	8	(188)	(122)	(177)
Transition obligation (asset)	—	—	—	—	—	—	5	7	9
Total	$7,107	$4,878	$5,264	$1,727	$1,316	$1,208	$1,312	$1,080	$491

The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2011 into net periodic benefit cost (pre-tax) in 2012 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Actuarial loss (gain)	$496	$94	$101
Prior service cost (credit)	20	1	(68)
Transition obligation (asset)	—	—	2
Total	$516	$95	$35

The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2011	2010	2009	2011	2010	2009
Projected benefit obligation	$(14,782)	$(13,024)	$(12,064)	$(4,293)	$(3,846)	$(3,350)
Accumulated benefit obligation	$(14,055)	$(12,558)	$(11,357)	$(3,738)	$(3,485)	$(2,933)
Fair value of plan assets	$9,997	$10,760	$9,029	$2,809	$2,855	$2,584

The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2011	2010	2009	2011	2010	2009
Projected benefit obligation	$(14,782)	$(13,024)	$(12,064)	$(4,112)	$(3,452)	$(1,594)
Accumulated benefit obligation	$(14,055)	$(12,558)	$(11,357)	$(3,600)	$(3,179)	$(1,503)
Fair value of plan assets	$9,997	$10,760	$9,029	$2,661	$2,514	$1,145

The accumulated postretirement benefit obligation exceeds plan assets for all of our other postretirement benefit plans.

D.    Expected cash flow

Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2012 (expected)	$570	$430	$200

Expected benefit payments:
2012	$840	$190	$370
2013	850	180	380
2014	860	190	390
2015	870	200	390
2016	880	200	400
2017-2021	4,540	1,000	2,040
Total	$8,840	$1,960	$3,970

The above table reflects the total employer contributions and benefits expected to be paid from the plan or from company assets and does not include the participants’ share of the cost. The expected benefit payments for our other postretirement benefits include payments for prescription drug benefits. Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2012	2013	2014	2015	2016	2017-2021	Total
Other postretirement benefits	$15	$15	$20	$20	$20	$110	$200

E.   Net periodic cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$158	$210	$176	$115	$92	$86	$84	$68	$70
Interest cost	651	652	688	182	162	146	253	245	280
Expected return on plan assets	(798)	(773)	(777)	(210)	(192)	(181)	(70)	(93)	(111)
Curtailments, settlements and special termination benefits[1]	—	28	133	19	22	36	—	—	56
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit)[2]	20	25	29	3	1	1	(55)	(55)	(40)
Net actuarial loss (gain)	451	385	248	74	65	35	108	33	20
Total cost included in operating profit	$482	$527	$497	$183	$150	$123	$322	$200	$277

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$2,700	$47	$(1,037)	$526	$136	$(88)	$408	$570	$(200)
Amortization of actuarial (loss) gain	(451)	(385)	(248)	(72)	(62)	(32)	(108)	(33)	(20)
Current year prior service cost (credit)	—	(24)	(10)	(25)	35	(2)	(121)	—	(537)
Amortization of prior service (cost) credit	(20)	(25)	(29)	(3)	(1)	(1)	55	55	40
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	2,229	(387)	(1,324)	426	108	(123)	232	590	(719)
Total recognized in net periodic cost and other comprehensive income	$2,711	$140	$(827)	$609	$258	$—	$554	$790	$(442)

Weighted-average assumptions used to determine net cost:
Discount rate	5.1%	5.4%	6.3%	4.6%	4.8%	4.7%	5.0%	5.6%	6.3%
Expected return on plan assets[3]	8.5%	8.5%	8.5%	7.1%	7.0%	6.6%	8.5%	8.5%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	4.1%	4.2%	3.8%	4.4%	4.4%	4.4%

[1] Curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.

[2] Prior service costs for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan amendment.  For other postretirement benefit plans in which all or almost all of the plan’s participants are fully eligible for benefits under the plan, prior service costs are amortized using the straight-line method over the remaining life expectancy of those participants.

[3] The weighted-average rates for 2012 are 8.0% and 7.1% for U.S. and non-U.S. plans, respectively.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars.  The U.S. discount rate is based on a benefit cash flow-matching approach and represents the rate at which our benefit obligations could effectively be settled as of our measurement date, December 31.  The benefit cash flow-matching approach involves analyzing Caterpillar’s projected cash flows against a high quality bond yield curve, calculated using a wide population of corporate Aa bonds available on the measurement date.  The very highest and lowest yielding bonds (top and bottom 10%) are excluded from the analysis.  A similar process is used to determine the assumed discount rate for our most significant non-U.S. plans. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase our obligation and future expense.

Our U.S. expected long-term rate of return on plan assets is based on our estimate of long-term passive returns for equities and fixed income securities weighted by the allocation of our pension assets. Based on historical performance, we increase the passive returns due to our active management of the plan assets. To arrive at our expected long-term return, the amount added for active management was 1% for 2011, 2010 and 2009.  A similar process is used to determine this rate for our non-U.S. plans.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. To calculate the 2011 benefit expense, we assumed a weighted-average increase of 7.9% for 2011.  We expect a weighted-average increase of 7.4% during 2012.  The 2011 and 2012 rates are assumed to decrease gradually to the ultimate health care trend rate of 5.0% in 2019. This rate represents 3.0% general inflation plus 2.0% additional health care inflation.

F.    Other postemployment benefit plans

We offer long-term disability benefits, continued health care for disabled employees, survivor income benefit insurance and supplemental unemployment benefits to substantially all eligible U.S. employees.

G.   Defined contribution plans

We have both U.S. and non-U.S. employee defined contribution plans to help employees save for retirement. Our U.S. 401(k) plan allows eligible employees to contribute a portion of their salary to the plan on a tax-deferred basis, and we provide a matching contribution equal to 100% of employee contributions to the plan up to six percent of their compensation. Various other U.S. and non-U.S. defined contribution plans allow eligible employees to contribute a portion of their salary to the plans, and in some cases, we provide a matching contribution to the funds.

On January 1, 2011, matching contributions to our U.S. 401(k) plan changed for certain employees that are still accruing benefits under a defined benefit pension plan.  Matching contributions changed from 100% of employee contributions to the plan up to six percent of their compensation to 50% of employee contributions up to six percent of compensation.  For employees whose defined benefit pension accruals were frozen as of December 31, 2010, we began providing a new annual employer contribution in 2011, which ranges from three to five percent of compensation, depending on years of service and age.

From June 2009 to October 2010, we funded our employer matching contribution for certain U.S. defined contribution plans in Caterpillar stock, held as treasury stock.  In 2010 and 2009, we made $94 million (1.5 million shares) and $68 million (1.4 million shares) of matching contributions in Caterpillar stock, respectively.

Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2011	2010	2009
U.S. plans	$219	$231	$206
Non-U.S. plans	54	39	29
	$273	$270	$235

H.   Summary of long-term liability:

	December 31,
(Millions of dollars)	2011	2010	2009
Pensions:
U.S. pensions	$4,764	$2,246	$3,018
Non-U.S. pensions	1,458	973	749
Total pensions	6,222	3,219	3,767
Postretirement benefits other than pensions	4,396	4,017	3,361
Other postemployment benefits	73	69	63
Defined contribution	265	279	229
	$10,956	$7,584	$7,420

Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings
Short-term borrowings

13.  Short-term borrowings

	December 31,
(Millions of dollars)	2011	2010	2009
Machinery and Power Systems:
Notes payable to banks	$93	$204	$260
Commercial paper	—	—	173
	93	204	433
Financial Products:
Notes payable to banks	527	479	793
Commercial paper	2,818	2,710	2,162
Demand notes	550	663	695
	3,895	3,852	3,650
Total short-term borrowings	$3,988	$4,056	$4,083

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2011	2010	2009
Notes payable to banks	7.2%	4.1%	4.6%
Commercial paper	1.0%	1.5%	1.2%
Demand notes	0.9%	1.1%	2.0%

Please refer to Note 17 and Table III for fair value information on short-term borrowings.

Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

14.  Long-term debt

	December 31,
(Millions of dollars)	2011	2010	2009
Machinery and Power Systems:
Notes—6.550% due 2011	$—	$—	$251
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	750	—	—
Notes—1.375% due 2014	750	—	—
Notes—5.700% due 2016	510	512	515
Notes—3.900% due 2021	1,245	—	—
Notes—5.200% due 2041	1,247	—	—
Debentures—9.375% due 2011	—	—	123
Debentures—7.000% due 2013	350	350	350
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	299	299	299
Debentures—7.300% due 2031	349	349	349
Debentures—5.300% due 2035 [1]	206	205	204
Debentures—6.050% due 2036	748	748	748
Debentures—8.250% due 2038	248	248	248
Debentures—6.950% due 2042	250	249	249
Debentures—7.375% due 2097	297	297	297
Capital lease obligations	46	81	211
Other	19	66	707
Total Machinery and Power Systems	8,415	4,505	5,652
Financial Products:
Commercial paper	—	—	71
Medium-term notes	15,701	14,993	15,363
Other	828	939	761
Total Financial Products	16,529	15,932	16,195
Total long-term debt due after one year	$24,944	$20,437	$21,847

[1] Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.56%.

All outstanding notes and debentures are unsecured and rank equally with one another.

On May 24, 2011, we issued $500 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.10%) due in 2012 and $750 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.17%) due in 2013. The interest rates for the Floating Rate Senior Notes will be reset quarterly. We also issued $750 million of 1.375% Senior Notes due in 2014, $1.25 billion of 3.90% Senior Notes due in 2021, and $1.25 billion of 5.20% Senior Notes due in 2041.

We may redeem the 1.375%, 5.70%, 3.90% and 5.20% notes and the 6.625%, 7.30%, 5.30%, 6.05%, 6.95% and 7.375% debentures in whole or in part at our option at any time at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest of the notes or debentures to be redeemed. The terms of other notes and debentures do not specify a redemption option prior to maturity.

Based on Cat Financial’s medium-term note issuances subsequent to year-end, $71 million of Financial Products’ commercial paper outstanding at December 31, 2009 was classified as long-term debt due after one year. Medium-term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 3.9% with remaining maturities up to 17 years at December 31, 2011.

The aggregate amounts of maturities of long-term debt during each of the years 2012 through 2016, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2012	2013	2014	2015	2016
Machinery and Power Systems	$558	$1,118	$757	$5	$522
Financial Products	5,102	5,816	4,664	987	1,775
	$5,660	$6,934	$5,421	$992	$2,297

The above table includes $220 million of medium-term notes that can be called at par.

Interest paid on short-term and long-term borrowings for 2011, 2010 and 2009 was $1,208 million, $1,247 million and $1,411 million, respectively.

Please refer to Note 17 and Table III for fair value information on long-term debt.

Credit commitments	12 Months Ended
Dec. 31, 2011
Credit commitments
Credit commitments

15.  Credit commitments

	December 31, 2011
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$8,500	$2,000	$6,500
Other external	4,210	388	3,822
Total credit lines available	12,710	2,388	10,322
Less: Global credit facilities supporting commercial paper	(2,818)	—	(2,818)
Less: Utilized credit	(2,142)	(32)	(2,110)
Available credit	$7,750	$2,356	$5,394

We have three global credit facilities with a syndicate of banks totaling $8.5 billion (Credit Facility) available in the aggregate to both Caterpillar and Cat Financial to support their commercial paper programs in the event those programs become unavailable and for general liquidity purposes.  Based on management’s allocation decision, which can be revised from time to time, the portion of the Credit Facility available to Cat Financial as of December 31, 2011 was $6.5 billion.

·                  The 364-day facility of $2.55 billion expires in September 2012.

·                  The five-year facility of $3.86 billion expires in September 2016.

·                  The four-year facility of $2.09 billion expires in September 2014.

Other consolidated credit lines with banks as of December 31, 2011 totaled $4.21 billion. These committed and uncommitted credit lines, which may be eligible for renewal at various future dates or have no specified expiration date, are used primarily by our subsidiaries for local funding requirements.  Caterpillar or Cat Financial may guarantee subsidiary borrowings under these lines.

At December 31, 2011, Caterpillar’s consolidated net worth was $19.50 billion, which was above the $9.00 billion required under the Credit Facility.  The consolidated net worth is defined as the consolidated stockholder’s equity including preferred stock but excluding the pension and other postretirement benefits balance within Accumulated other comprehensive income (loss).

At December 31, 2011, Cat Financial’s covenant interest coverage ratio was 1.60 to 1.  This is above the 1.15 to 1 minimum ratio calculated as (1) profit excluding income taxes, interest expense and net gain/(loss) from interest rate derivatives to (2) interest expense calculated at the end of each calendar quarter for the rolling four quarter period then most recently ended.

In addition, at December 31, 2011, Cat Financial’s covenant leverage ratio was 7.88 to 1.  This is below the maximum ratio of debt to net worth of 10 to 1, calculated (1) on a monthly basis as the average of the leverage ratios determined on the last day of each of the six preceding calendar months and (2) at each December 31 required by the Credit Facility.

In the event Caterpillar or Cat Financial does not meet one or more of their respective financial covenants under the Credit Facility in the future (and are unable to obtain a consent or waiver), the bank group may terminate the commitments allocated to the party that does not meet its covenants.  Additionally, in such event, certain of Cat Financial’s other lenders under other loan agreements where similar financial covenants or cross default provisions are applicable, may, at their election, choose to pursue remedies under those loan agreements, including accelerating the repayment of outstanding borrowings.  At December 31, 2011, there were no borrowings under the Credit Facility.

In 2010, we entered into a bridge facility commitment letter related to the planned acquisition of Bucyrus. The commitment letter provided for an aggregate principal amount of $8.6 billion under a one-year unsecured term loan credit facility (Bridge Facility). Also in 2010, we entered into a Bridge Loan Agreement that contains the negotiated terms and conditions originally contemplated in the commitment letter.  The Bridge Loan Agreement was terminated on July 8, 2011, to coincide with the closing date of the Bucyrus acquisition. During 2011 we paid $18 million in customary fees and expenses, compared with total payments of $46 million in 2010.

Profit per share	12 Months Ended
Dec. 31, 2011
Profit per share
Profit per share

16.   Profit per share

Computations of profit per share:

(Dollars in millions except per share data)	2011	2010	2009
Profit for the period (A) [1]	$4,928	$2,700	$895
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	645.0	631.5	615.2
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	21.1	18.9	10.8
Average common shares outstanding for fully diluted computation (C)	666.1	650.4	626.0
Profit per share of common stock:
Assuming no dilution (A/B)	$7.64	$4.28	$1.45
Assuming full dilution (A/C)	$7.40	$4.15	$1.43
Shares outstanding as of December 31 (in millions)	647.5	638.8	624.7

[1] Profit attributable to common stockholders.

SARs and stock options to purchase 2,902,533, 5,228,763 and 18,577,553 common shares were outstanding in 2011, 2010 and 2009, respectively, but were not included in the computation of diluted earnings per share because the effect would have been antidilutive.

Fair value disclosures	12 Months Ended
Dec. 31, 2011
Fair value disclosures
Fair value disclosures

17.  Fair value disclosures

A.   Fair value measurements

The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions.  In accordance with this guidance, fair value measurements are classified under the following hierarchy:

·                  Level 1 — Quoted prices for identical instruments in active markets.

·                  Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

·                  Level 3 — Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1.  In some cases where market prices are not available, we make use of observable market based inputs to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The guidance on fair value measurements expanded the definition of fair value to include the consideration of nonperformance risk.  Nonperformance risk refers to the risk that an obligation (either by a counterparty or Caterpillar) will not be fulfilled.  For our financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price.  For certain other financial assets and liabilities (Level 2 and 3), our fair value calculations have been adjusted accordingly.

Available-for-sale securities

Our available-for-sale securities, primarily at Cat Insurance, include a mix of equity and debt instruments (see Note 11 for additional information).  Fair values for our U.S. treasury bonds and equity securities are based upon valuations for identical instruments in active markets.  Fair values for other government bonds, corporate bonds and mortgage-backed debt securities are based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

Derivative financial instruments

The fair value of interest rate swap derivatives is primarily based on models that utilize the appropriate market-based forward swap curves and zero-coupon interest rates to determine discounted cash flows.  The fair value of foreign currency and commodity forward and option contracts is based on a valuation model that discounts cash flows resulting from the differential between the contract price and the market-based forward rate.

Securitized retained interests

The fair value of securitized retained interests is based upon a valuation model that calculates the present value of future expected cash flows using key assumptions for credit losses, prepayment rates and discount rates.  These assumptions are based on our historical experience, market trends and anticipated performance relative to the particular assets securitized.

Guarantees

The fair value of guarantees is based on our estimate of the premium a market participant would require to issue the same guarantee in a stand-alone arms-length transaction with an unrelated party. If quoted or observable market prices are not available, fair value is based upon internally developed models that utilize current market-based assumptions.

Assets and liabilities measured on a recurring basis at fair value, primarily related to Financial Products, included in Statement 2 as of December 31, 2011, 2010 and 2009 are summarized below:

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	92	—	92

Corporate bonds
Corporate bonds	—	572	—	572
Asset-backed securities	—	111	—	111

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	310	—	310
Residential mortgage-backed securities	—	30	—	30
Commercial mortgage-backed securities	—	145	—	145

Equity securities
Large capitalization value	148	—	—	148
Smaller company growth	29	—	—	29
Total available-for-sale securities	187	1,260	—	1,447

Derivative financial instruments, net	—	145	—	145
Total Assets	$187	$1,405	$—	$1,592

Liabilities
Guarantees	$—	$—	$7	$7
Total Liabilities	$—	$—	$7	$7

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	273	—	273
Residential mortgage-backed securities	—	40	—	40
Commercial mortgage-backed securities	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$14	$—	$—	$14
Other U.S. and non-U.S. government bonds	—	65	—	65

Corporate bonds
Corporate bonds	—	475	—	475
Asset-backed securities	—	134	—	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	308	—	308
Residential mortgage-backed securities	—	51	—	51
Commercial mortgage-backed securities	—	162	—	162

Equity securities
Large capitalization value	89	—	—	89
Smaller company growth	24	—	—	24
Total available-for-sale securities	127	1,195	—	1,322

Derivative financial instruments, net	—	236	—	236
Securitized retained interests	—	—	102	102
Total Assets	$127	$1,431	$102	$1,660

Liabilities
Guarantees	$—	$—	$17	$17
Total Liabilities	$—	$—	$17	$17

Below are roll-forwards of assets and liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2011, 2010 and 2009.  These instruments, primarily related to Cat Financial, were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance at December 31, 2008	$52	$14
Gains or losses included in earnings (realized and unrealized)	(31)	—
Changes in Accumulated other comprehensive income (loss)	6	—
Purchases, issuances and settlements	75	3
Balance at December 31, 2009	$102	$17
Adjustment to adopt accounting for variable-interest entities	(102)	—
Valuation adjustment	—	(6)
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance at December 31, 2010	$—	$10
Issuance of guarantees	—	4
Expiration of guarantees	—	(7)
Balance at December 31, 2011	$—	$7

The amount of unrealized losses on securitized retained interests recognized in earnings for the year ended December 31, 2009 related to assets still held at December 31, 2009 was $28 million. These losses were reported in Revenues of Financial Products in Statement 1.  There were no unrealized losses on guarantees recognized in earnings for the years ended December 31, 2011, 2010 or 2009 related to liabilities still held at December 31, 2011, 2010 or 2009, respectively.

In addition to the amounts above, Cat Financial had impaired loans of $141 million, $171 million and $208 million for the years ended December 31, 2011, 2010 and 2009, respectively.  A loan is considered impaired when management determines that collection of contractual amounts due is not probable.  In these cases, an allowance for credit losses is established based primarily on the fair value of associated collateral.  As the collateral’s fair value is based on observable market prices and/or current appraised values, the impaired loans are classified as Level 2 measurements.

B.            Fair values of financial instruments

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair value measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments.

Cash and short-term investments

Carrying amount approximated fair value.

Restricted cash and short-term investments

Carrying amount approximated fair value.  Restricted cash and short-term investments are included in Prepaid expenses and other current assets in Statement 2.

Finance receivables

Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Wholesale inventory receivables

Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Short-term borrowings

Carrying amount approximated fair value.

Long-term debt

Fair value for Machinery and Power Systems and Financial Products fixed and floating rate debt was estimated based on quoted market prices.

Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments

	2011		2010		2009
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Reference
Assets at December 31,
Cash and short-term investments	$3,057	$3,057	$3,592	$3,592	$4,867	$4,867	Statement 2
Restricted cash and short-term investments	87	87	91	91	37	37	Statement 2
Available-for-sale securities	1,447	1,447	1,370	1,370	1,322	1,322	Notes 11 & 18
Finance receivables—net (excluding finance leases1)	12,689	12,516	12,568	12,480	13,077	13,234	Note 6
Wholesale inventory receivables—net (excluding finance leases1)	1,591	1,505	1,062	1,017	660	646	Note 6
Foreign currency contracts—net	—	—	63	63	192	192	Notes 3 & 18
Interest rate swaps—net	241	241	187	187	34	34	Note 3
Commodity contracts—net	—	—	17	17	10	10	Note 3
Securitized retained interests	—	—	—	—	102	102	Note 6

Liabilities at December 31,
Short-term borrowings	3,988	3,988	4,056	4,056	4,083	4,083	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	8,973	10,737	5,000	5,968	5,954	6,674	Note 14
Financial Products	21,631	22,674	19,362	20,364	21,594	22,367	Note 14
Foreign currency contracts—net	89	89	—	—	—	—	Notes 3 & 18
Commodity contracts—net	7	7	—	—	—	—	Note 3
Guarantees	7	7	10	10	17	17	Note 20

[1]      Total excluded items have a net carrying value at December 31, 2011, 2010 and 2009 of $7,324 million, $7,292 million and $7,780 million, respectively.

Concentration of credit risk	12 Months Ended
Dec. 31, 2011
Concentration of credit risk
Concentration of credit risk

18.  Concentration of credit risk

Financial instruments with potential credit risk consist primarily of trade and finance receivables and short-term and long-term investments. Additionally, to a lesser extent, we have a potential credit risk associated with counterparties to derivative contracts.

Trade receivables are primarily short-term receivables from independently owned and operated dealers and customers which arise in the normal course of business. We perform regular credit evaluations of our dealers and customers. Collateral generally is not required, and the majority of our trade receivables are unsecured. We do, however, when deemed necessary, make use of various devices such as security agreements and letters of credit to protect our interests. No single dealer or customer represents a significant concentration of credit risk.

Finance receivables and wholesale inventory receivables primarily represent receivables under installment sales contracts, receivables arising from leasing transactions and notes receivable. We generally maintain a secured interest in the equipment financed. No single customer or dealer represents a significant concentration of credit risk.

Short-term and long-term investments are held with high quality institutions and, by policy, the amount of credit exposure to any one institution is limited. Long-term investments, primarily included in Other assets in Statement 2, are comprised primarily of available-for-sale securities at Cat Insurance.

For derivative contracts, collateral is generally not required of the counterparties or of our company.  The company generally enters into International Swaps and Derivatives Association (ISDA) master netting agreements which permit the net settlement of amounts owed.  Our exposure to credit loss in the event of nonperformance by the counterparties is limited to only those gains that we have recorded, but for which we have not yet received cash payment. The master netting agreements reduce the amount of loss the company would incur should the counterparties fail to meet their obligations.  At December 31, 2011, 2010 and 2009, the maximum exposure to credit loss was $443 million, $576 million and $514 million, respectively, before the application of any master netting agreements.  Please refer to Note 17 and Table III above for fair value information.

Operating leases	12 Months Ended
Dec. 31, 2011
Operating leases
Operating leases

19.  Operating leases

We lease certain computer and communications equipment, transportation equipment and other property through operating leases. Total rental expense for operating leases was $429 million, $359 million, and $381 million for 2011, 2010 and 2009, respectively.

Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter	Total
$314	$237	$196	$151	$115	$386	$1,399

Guarantees and product warranty	12 Months Ended
Dec. 31, 2011
Guarantees and product warranty
Guarantees and product warranty

20.  Guarantees and product warranty

We have provided an indemnity to a third-party insurance company for potential losses related to performance bonds issued on behalf of Caterpillar dealers.  The bonds are issued to insure governmental agencies against nonperformance by certain dealers.  We also provided guarantees to a third party related to the performance of contractual obligations by certain Caterpillar dealers. The guarantees cover potential financial losses incurred by the third party resulting from the dealers’ nonperformance.

We provide loan guarantees to third-party lenders for financing associated with machinery purchased by customers. These guarantees have varying terms and are secured by the machinery. In addition, Cat Financial participates in standby letters of credit issued to third parties on behalf of their customers. These standby letters of credit have varying terms and beneficiaries and are secured by customer assets.

Cat Financial has provided a limited indemnity to a third-party bank resulting from the assignment of certain leases to that bank.  The indemnity is for the possibility that the insurers of these leases would become insolvent.  The indemnity expires December 15, 2012 and is unsecured.

No loss has been experienced or is anticipated under any of these guarantees. At December 31, 2011, 2010 and 2009, the related liability was $7 million, $10 million and $17 million, respectively. The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees at December 31 are as follows:

(Millions of dollars)	2011	2010	2009
Caterpillar dealer guarantees	$140	$185	$313
Customer guarantees	186	170	226
Limited indemnity	11	17	20
Other guarantees	28	48	64
Total guarantees	$365	$420	$623

Cat Financial provides guarantees to repurchase certain loans of Caterpillar dealers from a special purpose corporation (SPC) that qualifies as a variable interest entity.  The purpose of the SPC is to provide short-term working capital loans to Caterpillar dealers.  This SPC issues commercial paper and uses the proceeds to fund its loan program.  Cat Financial has a loan purchase agreement with the SPC that obligates Cat Financial to purchase certain loans that are not paid at maturity.  Cat Financial receives a fee for providing this guarantee, which provides a source of liquidity for the SPC.  Cat Financial is the primary beneficiary of the SPC as our guarantees result in Cat Financial having both the power to direct the activities that most significantly impact the SPC’s economic performance and the obligation to absorb losses, and therefore Cat Financial has consolidated the financial statements of the SPC.  As of December 31, 2011, 2010 and 2009, the SPC’s assets of $586 million, $365 million and $231 million, respectively, are primarily comprised of loans to dealers, and the SPC’s liabilities of $586 million, $365 million and $231 million, respectively, are primarily comprised of commercial paper.  No loss has been experienced or is anticipated under this loan purchase agreement.  Cat Financial’s assets are not available to pay creditors of the SPC, except to the extent Cat Financial may be obligated to perform under the guarantee, and assets of the SPC are not available to pay Cat Financial’s creditors.

Cat Financial is party to agreements in the normal course of business with selected customers and Caterpillar dealers in which we commit to provide a set dollar amount of financing on a pre-approved basis.  We also provide lines of credit to selected customers and Caterpillar dealers, of which a portion remains unused as of the end of the period.  Commitments and lines of credit generally have fixed expiration dates or other termination clauses. It has been our experience that not all commitments and lines of credit will be used. Management applies the same credit policies when making commitments and granting lines of credit as it does for any other financing.

Cat Financial does not require collateral for these commitments/lines, but if credit is extended, collateral may be required upon funding.  The amount of the unused commitments and lines of credit for dealers as of December 31, 2011, 2010 and 2009 was $6,469 million, $6,408 million and $7,312 million, respectively.  The amount of the unused commitments and lines of credit for customers as of December 31, 2011, 2010 and 2009 was $2,785 million, $2,613 million and $2,089 million, respectively.

Our product warranty liability is determined by applying historical claim rate experience to the current field population and dealer inventory.  Generally, historical claim rates are based on actual warranty experience for each product by machine model/engine size.  Specific rates are developed for each product build month and are updated monthly based on actual warranty claim experience.

(Millions of dollars)	2011	2010	2009
Warranty liability, January 1	$1,035	$1,049	$1,201
Reduction in liability (payments)	(926)	(855)	(1,032)
Increase in liability (new warranties)	1,199	841	880
Warranty liability, December 31	$1,308	$1,035	$1,049

The 2009 provision includes $181 million for changes in estimates for pre-existing warranties due to higher than expected actual warranty claim experience.  These amounts for 2011 and 2010 were not significant.  During 2011, the increase in liability (new warranties) included $182 million due to the purchase of Bucyrus.

Environmental and legal matters	12 Months Ended
Dec. 31, 2011
Environmental and legal matters
Environmental and legal matters

21.  Environmental and legal matters

The company is regulated by federal, state and international environmental laws governing our use, transport and disposal of substances and control of emissions. In addition to governing our manufacturing and other operations, these laws often impact the development of our products, including, but not limited to, required compliance with air emissions standards applicable to internal combustion engines. Compliance with these existing laws has not had a material impact on our capital expenditures, earnings or global competitive position.

We are engaged in remedial activities at a number of locations, often with other companies, pursuant to federal and state laws.  When it is probable we will pay remedial costs at a site and those costs can be reasonably estimated, the costs are accrued against our earnings.  In formulating that estimate, we do not consider amounts expected to be recovered from insurance companies or others.  The amount recorded for environmental remediation is not material and is included in Accrued expenses in the Consolidated Statement of Financial Position.

We cannot reasonably estimate costs at sites in the very early stages of remediation.  Currently, we have a few sites in the very early stages of remediation, and there is no more than a remote chance that a material amount for remedial activities at any individual site, or at all sites in the aggregate, will be required.

We have disclosed certain individual legal proceedings in this filing.  Additionally, we are involved in other unresolved legal actions that arise in the normal course of business. The most prevalent of these unresolved actions involve disputes related to product design, manufacture and performance liability (including claimed asbestos and welding fumes exposure), contracts, employment issues, environmental matters or intellectual property rights.  The aggregate range of reasonably possible losses in excess of accrued liabilities, if any, associated with these unresolved legal actions is not material.  In some cases, we cannot reasonably estimate a range of loss because there is insufficient information regarding the matter.  However, there is no more than a remote chance that any liability arising from these matters would be material.  Although it is not possible to predict with certainty the outcome of these unresolved legal actions, we believe that these actions will not individually or in the aggregate have a material adverse effect on our consolidated results of operations, financial position or liquidity.

On May 14, 2007, the U.S. Environmental Protection Agency (EPA) issued a Notice of Violation to Caterpillar Inc., alleging various violations of Clean Air Act Sections 203, 206 and 207. EPA claims that Caterpillar violated such sections by shipping engines and catalytic converter after-treatment devices separately, introducing into commerce a number of uncertified and/or misbuilt engines, and failing to timely report emissions-related defects.  On July 9, 2010, the Department of Justice issued a penalty demand to Caterpillar seeking a civil penalty of $3.2 million and implementation of injunctive relief involving expanded use of certain technologies. On July 28, 2011, EPA and the U.S. Department of Justice filed and lodged a civil complaint and consent decree with the U.S. District Court for the District of Columbia (Court) regarding the matter.  Caterpillar has agreed to the terms of the consent decree, which require payment of a civil penalty of $2.55 million, retirement of a small number of emissions credits and expanded defect-related reporting.  On September 7, 2011, the Court entered the consent decree, making it effective on that date, and Caterpillar has paid the penalty due to the United States in accordance with the decree terms.  Under the terms of the consent decree, and subject to a settlement agreement, $510,000 of the stipulated $2.55 million penalty will be paid to the California Air Resources Board relating to engines covered by the consent decree that were placed into service in California.

In May 2010, an incident at Caterpillar’s Gosselies, Belgium facility resulted in the release of wastewater into the Perupont River.  In coordination with local authorities, appropriate remediation measures have been taken.  In January 2011, Caterpillar learned that the public prosecutor for the Belgian administrative district of Charleroi had referred the matter to an examining magistrate of the civil court of Charleroi for further investigation.  Caterpillar cooperated fully with the Belgian authorities on this investigation.  Caterpillar understands that this investigation is complete, that no proceeding was initiated, and that no further action is contemplated.

Segment information	12 Months Ended
Dec. 31, 2011
Segment information
Segment information

22.  Segment information

A.   Basis for segment information

In the first quarter of 2011, we implemented revised internal financial measurements in line with changes to our organizational structure that were announced during 2010.  Our previous structure used a matrix organization comprised of multiple profit and cost center divisions.  There were twenty-five operating segments, twelve of which were reportable segments.  These segments were led by vice-presidents that were managed by Caterpillar’s Executive Office (comprised of our CEO and Group Presidents), which served as our Chief Operating Decision Maker.  As part of the strategy revision, Group Presidents were given accountability for a related set of end-to-end businesses that they manage, a significant change for the company.  The CEO allocates resources and manages performance at the Group President level.  As such, the CEO now serves as our Chief Operating Decision Maker and operating segments are primarily based on the Group President reporting structure.

Three of our operating segments, Construction Industries, Resource Industries and Power Systems, are led by Group Presidents.  One operating segment, Financial Products, is led by a Group President who has responsibility for Corporate Services.  Corporate Services is a cost center primarily responsible for the performance of certain support functions globally and to provide centralized services; it does not meet the definition of an operating segment.  One Group President leads three smaller operating segments that are included in All Other operating segments.

B.   Description of segments

We have seven operating segments, of which four are reportable segments.  Following is a brief description of our reportable segments and the business activities included in All Other operating segments:

Construction Industries:  A segment primarily responsible for supporting customers using machinery in infrastructure and building construction applications.  Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, sales and product support.  The product portfolio includes backhoe loaders, small wheel loaders, small track-type tractors, skid steer loaders, multi-terrain loaders, mini excavators, compact wheel loaders, select work tools, small, medium and large track excavators, wheel excavators, medium wheel loaders, medium track-type tractors, track-type loaders, motor graders, pipelayers and related parts.  In addition, Construction Industries has responsibility for Power Systems and components in Japan and an integrated manufacturing cost center that supports Machinery and Power Systems businesses.  Inter-segment sales are a source of revenue for this segment.

Resource Industries:  A segment primarily responsible for supporting customers using machinery in mining and quarrying applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing and sales and product support.  The product portfolio includes large track-type tractors, large mining trucks, underground mining equipment, tunnel boring equipment, large wheel loaders, off-highway trucks, articulated trucks, wheel tractor scrapers, wheel dozers, compactors, select work tools, forestry products, paving products, machinery components and electronics and control systems.  In addition, Resource Industries manages areas that provide services to other parts of the company, including integrated manufacturing, research and development and coordination of the Caterpillar Production System.  On July 8, 2011, the acquisition of Bucyrus was completed.  This added the responsibility for business strategy, product design, product management and development, manufacturing, marketing and sales and product support for electric rope shovels, draglines, hydraulic shovels, drills, highwall miners and electric drive off-highway trucks to Resource Industries.  In addition, segment profit includes Bucyrus acquisition-related costs and the impact from divestiture of a portion of the Bucyrus distribution business.  Inter-segment sales are a source of revenue for this segment.

Power Systems:  A segment primarily responsible for supporting customers using reciprocating engines, turbines and related parts across industries serving electric power, industrial, petroleum and marine applications as well as rail-related businesses.  Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, sales and product support of reciprocating engine powered generator sets, integrated systems used in the electric power generation industry, reciprocating engines and integrated systems and solutions for the marine and petroleum industries; reciprocating engines supplied to the industrial industry as well as Caterpillar machinery; the business strategy, product design, product management and development, manufacturing, marketing, sales and product support of turbines and turbine related services; the business strategy, product design, product management and development, manufacturing, remanufacturing, maintenance, marketing, sales, leasing and service of diesel-electric locomotives and components and other rail-related products and services.  Inter-segment sales are a source of revenue for this segment.

Financial Products Segment:  Provides financing to customers and dealers for the purchase and lease of Caterpillar and other equipment, as well as some financing for Caterpillar sales to dealers.  Financing plans include operating and finance leases, installment sale contracts, working capital loans and wholesale financing plans. The division also provides various forms of insurance to customers and dealers to help support the purchase and lease of our equipment.

All Other:  Primarily includes activities such as: the remanufacturing of Cat engines and components and remanufacturing services for other companies as well as the business strategy, product management, development, manufacturing, marketing and product support of undercarriage, specialty products, hardened bar stock components and ground engaging tools primarily for Caterpillar products; logistics services for Caterpillar and other companies; the product management, development, marketing, sales and product support of on-highway vocational trucks for North America (U.S. & Canada only); distribution services responsible for dealer development and administration, dealer portfolio management and ensuring the most efficient and effective distribution of machines, engines and parts; and the 50/50 joint venture with Navistar (NC2) until it became a wholly owned subsidiary of Navistar effective September 29, 2011.  Inter-segment sales are a source of revenue for this segment.  Results for All Other operating segments are included as reconciling items between reportable segments and consolidated external reporting.

C.   Segment measurement and reconciliations

There are several methodology differences between our segment reporting and our external reporting.  The following is a list of the more significant methodology differences:

·                                          Machinery and Power Systems segment net assets generally include inventories, receivables, property, plant and equipment, goodwill, intangibles and accounts payable.  Liabilities other than accounts payable are generally managed at the corporate level and are not included in segment operations.  Financial Products Segment assets generally include all categories of assets.

·                                          Segment inventories and cost of sales are valued using a current cost methodology.

·                                          Goodwill is amortized using a fixed amount based on a twenty year useful life.  This methodology difference only impacts segment assets; no goodwill amortization expense is included in segment results.

·                                          The present value of future lease payments for certain Machinery and Power Systems operating leases is included in segment assets.  The estimated financing component of the lease payments is excluded.

·                                          Currency exposures for Machinery and Power Systems are generally managed at the corporate level and the effects of changes in exchange rates on results of operations within the year are not included in segment results.  The net difference created in the translation of revenues and costs between exchange rates used for U.S. GAAP reporting and exchange rates used for segment reporting are recorded as a methodology difference.

·                                          Postretirement benefit expenses are split; segments are generally responsible for service and prior service costs, with the remaining elements of net periodic benefit cost included as a methodology difference.

·                                          Machinery and Power Systems segment profit is determined on a pretax basis and excludes interest expense and other income/expense items.  Financial Products Segment profit is determined on a pretax basis and includes other income/expense items.

Reconciling items are created based on accounting differences between segment reporting and our consolidated external reporting. Please refer to pages A-66 to A-72 for financial information regarding significant reconciling items.  Most of our reconciling items are self-explanatory given the above explanations.  For the reconciliation of profit (loss), we have grouped the reconciling items as follows:

·                  Corporate costs:  These costs are related to corporate requirements and strategies that are considered to be for the benefit of the entire organization.

·                  Redundancy costs:  Redundancy costs include pension and other postretirement benefit plan curtailments, settlements and special termination benefits as well as employee separation charges. Most of these costs are reconciling items between profit and consolidated profit before tax. A table, Reconciliation of Redundancy Costs on page A-69, has been included to illustrate how segment profit would have been impacted by the redundancy costs.  See Notes 12 and 26 for more information.

·                  Methodology differences:  See previous discussion of significant accounting differences between segment reporting and consolidated external reporting.

·                  Timing:   Timing differences in the recognition of costs between segment reporting and consolidated external reporting.

Table IV — Segment Information

(Millions of dollars)

Reportable Segments

	External sales and revenues	Inter- segment sales & revenues	Total sales and revenues	Depreciation and amortization	Segment profit (loss)	Segment assets at December 31	Capital expenditures
2011
Construction Industries	$19,667	$575	$20,242	$526	$2,056	$7,942	$915
Resource Industries	15,629	1,162	16,791	463	3,334	14,559	717
Power Systems	20,114	2,339	22,453	544	3,053	8,917	834
Machinery and Power Systems	$55,410	$4,076	$59,486	$1,533	$8,443	$31,418	$2,466
Financial Products Segment	3,003	—	3,003	710	587	31,747	1,191
Total	$58,413	$4,076	$62,489	$2,243	$9,030	$63,165	$3,657

2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

2009
Construction Industries	$8,507	$516	$9,023	$555	$(768)	$6,600	$403
Resource Industries	5,857	414	6,271	313	288	3,773	243
Power Systems	13,389	855	14,244	439	1,660	6,665	531
Machinery and Power Systems	$27,753	$1,785	$29,538	$1,307	$1,180	$17,038	$1,177
Financial Products Segment	3,139	—	3,139	742	399	32,230	976
Total	$30,892	$1,785	$32,677	$2,049	$1,579	$49,268	$2,153

Reconciliation of Sales and Revenues:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total external sales and revenues from reportable segments	$55,410	$3,003	$—	$58,413
All other operating segments	2,021	—	—	2,021
Other	(39)	54	(311)[1]	(296)
Total sales and revenues	$57,392	$3,057	$(311)	$60,138

2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—	$40,722
All other operating segments	2,156	—	—	2,156
Other	(65)	40	(265)[1]	(290)
Total sales and revenues	$39,867	$2,986	$(265)	$42,588

2009
Total external sales and revenues from reportable segments	$27,753	$3,139	$—	$30,892
All other operating segments	1,791	—	—	1,791
Other	(4)	29	(312)[1]	(287)
Total sales and revenues	$29,540	$3,168	$(312)	$32,396

[1] Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of Profit Before Taxes:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2011
Total profit from reportable segments	$8,443	$587	$9,030
All other operating segments	837	—	837
Cost centers	14	—	14
Corporate costs	(1,173)	—	(1,173)
Timing	(203)	—	(203)
Redundancy charges	(1)	—	(1)
Methodology differences:
Inventory/cost of sales	21	—	21
Postretirement benefit expense	(670)	—	(670)
Financing costs	(408)	—	(408)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(315)	—	(315)
Interest rate swap	(149)	—	(149)
Other income/expense methodology differences	(273)	—	(273)
Other methodology differences	(42)	33	(9)
Total profit before taxes	$6,105	$620	$6,725

2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segments	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(954)	—	(954)
Timing	(185)	—	(185)
Redundancy charges	(33)	—	(33)
Methodology differences:
Inventory/cost of sales	(13)	—	(13)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	6	—	6
Interest rate swap	(10)	—	(10)
Other income/expense methodology differences	(131)	—	(131)
Other methodology differences	(16)	18	2
Total profit before taxes	$3,303	$447	$3,750

2009
Total profit from reportable segments	$1,180	$399	$1,579
All other operating segments	625	—	625
Cost centers	(50)	—	(50)
Corporate costs	(654)	—	(654)
Timing	249	—	249
Redundancy charges	(654)	(10)	(664)
Methodology differences:
Inventory/cost of sales	56	—	56
Postretirement benefit expense	(346)	—	(346)
Financing costs	(348)	—	(348)
Equity in profit of unconsolidated affiliated companies	12	—	12
Currency	256	—	256
Interest rate swap	(1)		(1)
Other income/expense methodology differences	(157)	—	(157)
Other methodology differences	6	6	12
Total profit before taxes	$174	$395	$569

Reconciliation of Redundancy costs:

As noted above, redundancy costs are a reconciling item between Segment profit (loss) and Consolidated profit (loss) before tax.  For the year ended December 31, 2009, redundancy costs of $42 million were charged to operating segments.  Had we included the remaining amounts in the segments’ results, the profit (loss) would have been as shown below:

(Millions of dollars)	Segment profit (loss)	Redundancy costs	Segment profit (loss) with redundancy costs
2009
Construction Industries	$(768)	$(256)	$(1,024)
Resource Industries	288	(183)	105
Power Systems	1,660	(139)	1,521
Financial Products Segment	399	(10)	389
All other operating segments	625	(76)	549
Consolidated Total	$2,204	$(664)	$1,540

Reconciliation of Assets:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total assets from reportable segments	$31,418	$31,747	$—	$63,165
All other operating segments	2,035	—	—	2,035
Items not included in segment assets:
Cash and short-term investments	1,829	—	—	1,829
Intercompany receivables	75	—	(75)	—
Investment in Financial Products	4,035	—	(4,035)	—
Deferred income taxes	4,109	—	(533)	3,576
Goodwill, intangible assets and other assets	2,025	—	—	2,025
Operating lease methodology difference	(511)	—	—	(511)
Liabilities included in segment assets	12,088	—	—	12,088
Inventory methodology differences	(2,786)	—	—	(2,786)
Other	362	(194)	(143)	25
Total assets	$54,679	$31,553	$(4,786)	$81,446

2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segments	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

2009
Total assets from reportable segments	$17,038	$32,230	$—	$49,268
All other operating segments	2,373	—	—	2,373
Items not included in segment assets:
Cash and short-term investments	2,239	—	—	2,239
Intercompany receivables	106	—	(106)	—
Investment in Financial Products	4,514	—	(4,514)	—
Deferred income taxes	4,177	—	(434)	3,743
Goodwill, intangible assets and other assets	1,329	—	—	1,329
Operating lease methodology difference	(578)	—	—	(578)
Liabilities included in segment assets	5,053	—	—	5,053
Inventory methodology differences	(2,780)	—	—	(2,780)
Other	725	(255)	(1,079)	(609)
Total assets	$34,196	$31,975	$(6,133)	$60,038

Reconciliation of Depreciation and amortization

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total depreciation and amortization from reportable segments	$1,533	$710	$—	$2,243
Items not included in segment depreciation and amortization:
All other operating segments	172	—	—	172
Cost centers	99	—	—	99
Other	(2)	15	—	13
Total depreciation and amortization	$1,802	$725	$—	$2,527

2010
Total depreciation and amortization from reportable segments	$1,298	$715	$—	$2,013
Items not included in segment depreciation and amortization:
All other operating segments	194	—	—	194
Cost centers	97	—	—	97
Other	(16)	8	—	(8)
Total depreciation and amortization	$1,573	$723	$—	$2,296

2009
Total depreciation and amortization from reportable segments	$1,307	$742	$—	$2,049
Items not included in segment depreciation and amortization:
All other operating segments	177	—	—	177
Cost centers	128	—	—	128
Other	(18)	—	—	(18)
Total depreciation and amortization	$1,594	$742	$—	$2,336

Reconciliation of Capital expenditures

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total capital expenditures from reportable segments	$2,466	$1,191	$—	$3,657
Items not included in segment capital expenditures:
All other operating segments	343	—	—	343
Cost centers	177	—	—	177
Timing	(211)	—	—	(211)
Other	(129)	163	(76)	(42)
Total capital expenditures	$2,646	$1,354	$(76)	$3,924

2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segments	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

2009
Total capital expenditures from reportable segments	$1,177	$976	$—	$2,153
Items not included in segment capital expenditures:
All other operating segments	87	—	—	87
Cost centers	65	—	—	65
Timing	156	—	—	156
Other	15	—	(4)	11
Total capital expenditures	$1,500	$976	$(4)	$2,472

Enterprise-wide Disclosures:

Information about Geographic Areas:

				Net property, plant and equipment
	External Sales & Revenues[1]			December 31,
(Millions of dollars)	2011	2010	2009	2011		2010		2009
Inside United States	$18,004	$13,674	$10,560	$7,388		$6,427		$6,260
Outside United States	42,134	28,914	21,836	7,007	[2]	6,112	[2]	6,126	[2]
Total	$60,138	$42,588	$32,396	$14,395		$12,539		$12,386

[1]Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]The only country with greater than 10% of total net property, plant and equipment for the periods presented, other than the United States, is Japan with $1,220 million, $1,266 million and $1,432 million as of December 31, 2011, 2010, and 2009, respectively.

Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations
Business Combinations

23.  Business Combinations

MWM Holding GmbH (MWM)

On October 31, 2011, we acquired 100 percent of the equity in privately held MWM Holding GmbH (MWM).  Headquartered in Mannheim, Germany, MWM is a global supplier of sustainable, natural gas and alternative-fuel engines.  With the acquisition of MWM, Caterpillar expects to expand customer options for sustainable power generation solutions.  The preliminary purchase price, net of $94 million of acquired cash, was approximately $774 million (€574 million).  The purchase price included preliminary net working capital and other purchase price adjustments anticipated to be finalized in the first quarter of 2012. The transaction was financed with available cash.  Tangible assets acquired of $535 million, recorded at their fair values, primarily were cash of $94 million, receivables of $96 million, inventories of $205 million and property, plant and equipment of $108 million.  Finite-lived intangible assets acquired of $221 million were primarily related to customer relationships and also included intellectual property and trade names.  The finite lived intangible assets are being amortized on a straight-line basis over a weighted average amortization period of approximately 10 years.  Liabilities assumed of $275 million, recorded at their fair values, primarily included accounts payable of $77 million, net deferred tax liabilities of $67 million and advance payments of $43 million.  Goodwill of $387 million, approximately $90 million of which is deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and intangible assets acquired.  Factors that contributed to a purchase price resulting in the recognition of goodwill include MWM’s strategic fit into our product and services portfolio, aftermarket support opportunities and the acquired assembled workforce.  These values represent a preliminary allocation of the purchase price subject to finalization of post-closing procedures.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Pyroban Group Limited

In August 2011, we acquired 100 percent of the stock of Pyroban Group Limited (Pyroban) for approximately $69 million.  Pyroban is a leading provider of explosion protection safety solutions to the oil, gas, industrial and material handling markets headquartered in the United Kingdom with additional locations in the Netherlands, France, Singapore and China.  We expect this acquisition will allow us to grow our existing position in the oil and gas industry and provide further differentiation versus competition.

The transaction was financed with available cash.  Net tangible assets acquired and liabilities assumed of $5 million were recorded at their fair values.  Finite-lived intangible assets acquired of $41 million included customer relationships and trademarks are being amortized on a straight-line basis over a weighted-average amortization period of approximately 15 years.  Goodwill of $23 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Bucyrus International, Inc.

On July 8, 2011, we completed our acquisition of Bucyrus International, Inc. (Bucyrus).  Bucyrus is a designer, manufacturer and marketer of mining equipment for the surface and underground mining industries.  The total purchase price was approximately $8.8 billion, consisting of $7.4 billion for the purchase of all outstanding shares of Bucyrus common stock at $92 per share and $1.6 billion of assumed Bucyrus debt, substantially all of which was repaid subsequent to closing, net of $0.2 billion of acquired cash.

We funded the acquisition using available cash, commercial paper borrowings and approximately $4.5 billion of long-term debt issued in May 2011.  On May 24, 2011, we issued $500 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.10%) due in 2012 and $750 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.17%) due in 2013.  The interest rates for the Floating Rate Senior Notes will be reset quarterly.  We also issued $750 million of 1.375% Senior Notes due in 2014, $1.25 billion of 3.90% Senior Notes due in 2021, and $1.25 billion of 5.20% Senior Notes due in 2041.  The Notes are unsecured obligations of Caterpillar and rank equally with all other senior unsecured indebtedness.

In December 2011, we finalized the first in a series of divestitures of the Bucyrus distribution business.  The following disclosures do not reflect the impact of these divestitures (see Bucyrus Distribution Divestiture Note 25 for additional discussion).

Bucyrus contributed sales of $2,524 million and a pretax loss of $403 million (inclusive of deal-related and integration costs) from July 8, 2011 to December 31, 2011.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Resource Industries” segment in Note 22.  For the year ended December 31, 2011, we recorded $373 million in costs related to the acquisition of Bucyrus.  These acquisition related costs include consulting, legal and advisory fees, severance costs and financing costs.

The following table summarizes the assets acquired and liabilities assumed as of the acquisition date at estimated fair value.  These values represent a revision to the initial allocation of the purchase price subject to finalization of post-closing procedures.  The purchase accounting summarized below is preliminary and is subject to further analysis. Receipt of additional information to complete such analysis and finalization of the valuation is still in process. The acquisition accounting adjustments and fair value adjustments are based on analysis performed on information as of the acquisition date that was available through December 31, 2011 and will be updated through the measurement period, if necessary.

	July 8, 2011
(Millions of dollars)	Initial	Revised
Assets
Cash	$203	$204
Receivables — Trade & Other	693	689
Prepaid expenses	154	161
Inventories	2,305	2,248
Property, plant and equipment — net	692	699
Intangible assets	3,901	3,901
Goodwill	5,263	4,616
Other assets	48	79
Liabilities
Short-term borrowings	24	24
Current portion - long-term debt	16	16
Accounts payable	444	465
Accrued expenses	405	427
Customer advances	668	668
Other current liabilities	426	78
Long-term debt	1,514	1,528
Other liabilities	2,308	1,937
Net assets acquired	$7,454	$7,454

During the three months ended December 31, 2011 goodwill was reduced by $647 million, the net result of purchase accounting adjustments to the fair value of acquired assets and assumed liabilities.  These adjustments primarily included a reduction to goodwill to reflect the tax consequences of the expected reversal of differences in the U.S. GAAP and tax basis of assets and liabilities.

The following table is a summary of the fair value estimates of the acquired identifiable intangible assets, weighted—average useful lives, and balance of accumulated amortization as of December 31, 2011:

(Millions of dollars)	Estimated fair value of asset /(liability)	Weighted-average useful life (in years)	Accumulated amortization
Customer relationships	$2,337	15	$75
Intellectual property	1,489	12	58
Other	75	4	10
Total	$3,901	14	$143

The identifiable intangibles recorded as a result of the acquisition have been amortized from the acquisition date. Amortization expense related to intangible assets was $143 million in 2011. Estimated aggregate amortization expense for the five succeeding years and thereafter is as follows:

(Millions of dollars)

2012	2013	2014	2015	2016	Thereafter
$299	$299	$299	$290	$280	$2,291

Goodwill in the amount of $4,616 million was recorded for the acquisition of Bucyrus and is included in the Resource Industries segment.  Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized.  Goodwill will not be amortized, but will be tested for impairment at least annually.  Approximately $500 million of the goodwill is deductible for tax purposes.  Goodwill largely consists of expected synergies resulting from the acquisition.  Key areas of expected cost savings include elimination of redundant selling, general and administrative expenses and increased purchasing power for raw materials and supplies.  We also anticipate the acquisition will produce growth synergies as a result of the combined businesses’ broader product portfolio in the mining industry.

A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions.  The judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact our results of operations.

The unaudited pro forma results presented below include the effects of the Bucyrus acquisition as if it had occurred as of January 1, 2010.  The unaudited pro forma results reflect certain adjustments related to the acquisition, such as the amortization associated with estimates for the acquired intangible assets, fair value adjustments for inventory, contracts and the impact of acquisition financing.  The 2011 supplemental pro forma earnings were adjusted to exclude $373 million of acquisition related costs, including consulting, legal and advisory fees, severance costs and financing expense prior to debt issuance.  The 2011 supplemental pro forma earnings were adjusted to exclude $303 million of nonrecurring expense related to the fair value adjustment to acquisition-date inventory and $25 million acceleration of Bucyrus stock compensation expense.  The 2010 supplemental pro forma earnings were adjusted to include acquisition related costs and fair value adjustments to acquisition-date inventory.

The pro forma results do not include any anticipated synergies or other expected benefits of the acquisition.  Accordingly, the unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been completed on the dates indicated.

	Years ended December 31,
(Dollars in millions except per share data)	2011	2010
Total Sales and revenues	$62,281	$46,239
Profit (loss)	$5,401	$2,385
Profit (loss) per common share	$8.37	$3.78
Profit (loss) per common share — diluted	$8.11	$3.67

Balfour Beatty’s Trackwork Business

In May 2011, we acquired 100 percent of the assets and certain liabilities of the United Kingdom trackwork business from Balfour Beatty Rail Limited for approximately $60 million.  The trackwork division specializes in the design and manufacture of special trackwork and associated products for the United Kingdom and international rail markets.  The acquisition supports our strategic initiative to expand the scope and product range of our rail business.

The transaction was financed with available cash.  Tangible assets acquired of $82 million, recorded at their fair values, included receivables of $18 million, inventory of $12 million, and property, plant and equipment of $52 million.  Liabilities assumed of $22 million, recorded at their fair values, primarily were accounts payable of $10 million and accrued expenses of $10 million.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Electro-Motive Diesel, Inc.

In August 2010, we acquired 100 percent of the equity in privately held Electro-Motive Diesel, Inc. (EMD) for approximately $901 million, consisting of $928 million paid at closing less a final net working capital adjustment of $27 million received in the fourth quarter of 2010.  Headquartered in LaGrange, Illinois with additional manufacturing facilities in Canada and Mexico, EMD designs, manufactures and sells diesel-electric locomotives for commercial railroad applications and sells its products to customers throughout the world.  EMD has a significant field population in North America and throughout the world supported by an aftermarket business offering customers replacement parts, maintenance solutions, and a range of value-added services.  EMD is also a global provider of diesel engines for marine propulsion, offshore and land-based oil well drilling rigs, and stationary power generation.  The acquisition supports our strategic plan to grow our presence in the global rail industry.  We expect the EMD acquisition to enable us to provide rail and transit customers a range of locomotive, engine and emissions solutions, as well as aftermarket product and parts support and a full line of rail-related services and solutions.

The transaction was financed with available cash.  Tangible assets acquired of $890 million, recorded at their fair values, primarily were receivables of $186 million, inventories of $549 million and property, plant and equipment of $131 million.  Finite-lived intangible assets acquired of $329 million were primarily related to customer relationships and also included intellectual property and trade names.  The finite-lived intangible assets are being amortized on a straight-line basis over a weighted-average amortization period of approximately 15 years.  An additional intangible asset acquired of $18 million, related to in-process research and development, is considered indefinite-lived until the completion or abandonment of the development activities. Liabilities assumed of $518 million, recorded at their fair values, primarily included accounts payable of $124 million and accrued expenses of $161 million. Additionally, net deferred tax liabilities were $104 million.  Goodwill of $286 million, substantially all of which is non-deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and intangible assets acquired.  Factors that contributed to a purchase price resulting in the recognition of goodwill include EMD’s strategic fit into our product and services portfolio, aftermarket support opportunities and the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

FCM Rail Ltd.

In May 2010, we acquired 100 percent of the equity in privately held FCM Rail Ltd. (FCM) for approximately $97 million, including the assumption of $59 million in debt.  We paid $32 million at closing and an additional $1 million post-closing adjustment paid in October 2010.  There is also an additional $5 million to be paid by May 2012.  FCM is one of the largest lessors of maintenance-of-way (MOW) equipment in the United States, and is located in Fenton, Michigan.  This acquisition strengthens Progress Rail’s position in the MOW industry by expanding its service offerings.

The transaction was financed with available cash. Tangible assets acquired of $93 million, primarily consisting of property, plant and equipment, were recorded at their fair values.  Finite-lived intangible assets acquired of $10 million related to customer relationships are being amortized on a straight-line basis over 15 years.  Liabilities assumed of $82 million, including $59 million of assumed debt, were recorded at their fair values.  Goodwill of $17 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “Power Systems” segment in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

GE Transportation’s Inspection Products Business

In March 2010, we acquired the Inspection Products business from GE Transportation’s Intelligent Control Systems division for approximately $46 million, which includes $1 million paid for post-closing adjustments.  The acquired business has operations located primarily in the United States, Germany and Italy that design, manufacture and sell hot wheel and hot box detectors, data acquisition systems, draggers and other related inspection products for the global freight and passenger rail industries. The acquisition supports our strategic initiative to expand the scope and product range of our rail signaling business and will provide a foundation for further global expansion of this business.

The transaction was financed with available cash.  Tangible assets acquired of $12 million and liabilities assumed of $9 million were recorded at their fair values.  Finite-lived intangible assets acquired of $28 million related to customer relationships and intellectual property are being amortized on a straight-line basis over a weighted-average amortization period of approximately 13 years.  Goodwill of $15 million, approximately $8 million of which is deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and finite-lived intangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the “Power Systems” segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

JCS Company, Ltd.

In March 2010, we acquired 100 percent of the equity in privately held JCS Company Ltd. (JCS) for approximately $34 million, consisting of $32 million paid at closing and an additional $2 million post-closing adjustment paid in June 2010.  Based in Pyongtaek, South Korea, JCS is a leading manufacturer of centrifugally cast metal face seals used in many of the idlers and rollers contained in our undercarriage components. JCS is also a large supplier of seals to external customers in Asia and presents the opportunity to expand our customer base. The purchase of this business provides Caterpillar access to proprietary technology and expertise, which we will be able to replicate across our own seal production processes.

The transaction was financed with available cash.  Tangible assets acquired of $22 million and liabilities assumed of $8 million were recorded at their fair values. Finite-lived intangible assets acquired of $12 million related to intellectual property and customer relationships are being amortized on a straight-line basis over a weighted-average amortization period of approximately 9 years. Goodwill of $8 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the “All Other” category in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.	12 Months Ended
Dec. 31, 2011
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.

24.  Redeemable Noncontrolling Interest — Caterpillar Japan Ltd.

On August 1, 2008, Shin Caterpillar Mitsubishi Ltd. (SCM) completed the first phase of a share redemption plan whereby SCM redeemed half of Mitsubishi Heavy Industries (MHI’s) shares in SCM.  This resulted in Caterpillar owning 67 percent of the outstanding shares of SCM and MHI owning the remaining 33 percent.  As part of the share redemption, SCM was renamed Caterpillar Japan Ltd. (Cat Japan).  Both Cat Japan and MHI had options, exercisable beginning August 1, 2013, to require the redemption of the remaining shares owned by MHI, which if exercised, would make Caterpillar the sole owner of Cat Japan. In October 2011, Caterpillar and MHI reached an agreement to accelerate the redemption of the 33 percent shares owned by MHI in Cat Japan, making the options exercisable beginning in the second quarter of 2012 at an agreed upon redemption value.  The remaining terms of the original agreement are unchanged.  This transaction is expected to close in the second quarter of 2012.

The remaining 33 percent of Cat Japan owned by MHI has been reported as redeemable noncontrolling interest and classified as mezzanine equity (temporary equity) in Statement 2. The redeemable noncontrolling interest is reported at its estimated redemption value.  Any adjustment to the redemption value impacts Profit employed in the business, but does not impact Profit.  If the fair value of the redeemable noncontrolling interest falls below the redemption value, profit available to common stockholders would be reduced by the difference between the redemption value and the fair value.  This would result in lower profit in the profit per common share computation in that period.  Reductions impacting the profit per common share computation may be partially or fully reversed in subsequent periods if the fair value of the redeemable noncontrolling interest increases relative to the redemption value.  Such increases in profit per common share would be limited to cumulative prior reductions.  During 2011, the estimated redemption value decreased, resulting in adjustments to the carrying value of the redeemable noncontrolling interest. Profit employed in the business increased by $17 million due to these adjustments. This decrease in the estimated redemption value was offset by the strengthening of Japanese yen against the U.S. dollar, resulting in a $12 million net increase of the redeemable noncontrolling interest. During 2010, the estimated redemption value decreased, resulting in adjustments to the carrying value of the redeemable noncontrolling interest. Profit employed in the business increased by $27 million due to these adjustments. During 2009, the estimated redemption value decreased, resulting in adjustments to the carrying value of the redeemable noncontrolling interest. Profit employed in the business increased by $81 million due to these adjustments.  As of December 31, 2011, 2010 and 2009, the fair value of the redeemable noncontrolling interest remained greater than the estimated redemption value.

We estimate the fair value of the redeemable noncontrolling interest using a discounted five year forecasted cash flow with a year-five residual value.  Based on our current expectations for Cat Japan, we expect the fair value of the redeemable noncontrolling interest to remain greater than the redemption value. However, if economic conditions deteriorate and Cat Japan’s business forecast is negatively impacted, it is possible that the fair value of the redeemable noncontrolling interest may fall below the estimated redemption value. Should this occur, profit would be reduced in the profit per common share computation by the difference between the redemption value and the fair value.  Lower long-term growth rates, reduced long-term profitability as well as changes in interest rates, costs, pricing, capital expenditures and general market conditions may reduce the fair value of the redeemable noncontrolling interest.

With the consolidation of Cat Japan’s results of operations, 33 percent of Cat Japan’s comprehensive income or loss is attributed to the redeemable noncontrolling interest, impacting its carrying value.  Because the redeemable noncontrolling interest must be reported at its estimated future redemption value, the impact from attributing the comprehensive income or loss is offset by adjusting the carrying value to the redemption value.  This adjustment impacts Profit employed in the business, but not Profit.  In 2011 and 2010, the carrying value had increased by $66 million and $55 million, respectively, due to Cat Japan’s comprehensive income.  This resulted in an offsetting adjustment of $66 million and $55 million in 2011 and 2010, respectively, to decrease the carrying value to the redemption value and a corresponding increase to Profit employed in the business.  In 2009, the carrying value had decreased by $53 million due to Cat Japan’s comprehensive loss. This resulted in an offsetting adjustment of $53 million to increase the carrying value to the redemption value and a corresponding reduction to Profit employed in the business.  As Cat Japan’s functional currency is the Japanese yen, changes in exchange rates affect the reported amount of the redeemable noncontrolling interest.  At December 31, 2011, 2010 and 2009, the redeemable noncontrolling interest was $473 million, $461 million and $477 million, respectively.

Divestitures and Assets held for sale	12 Months Ended
Dec. 31, 2011
Divestitures and Assets held for sale
Divestitures and Assets held for sale

25.  Divestitures and Assets held for sale

Bucyrus Distribution Business Divestiture

In conjunction with our acquisition of Bucyrus in July 2011, we announced our intention to sell the Bucyrus distribution business to Caterpillar dealers that support mining customers around the world in a series of individual transactions.  Bucyrus predominantly employed a direct to end customer model to sell and support products.  The intention is for all Bucyrus products to be sold and serviced by Caterpillar dealers, consistent with our long-held distribution strategy.  We expect these transitions will occur in phases based on the mining business opportunity within each dealer territory.

As portions of the Bucyrus distribution business are sold or classified as held for sale, they will not qualify as discontinued operations because Caterpillar expects significant continuing direct cash flows from the Caterpillar dealers after the divestitures.  The gain or loss on disposal, along with the continuing operations of these disposal groups, will be reported in the Resource Industries segment.  Goodwill will be allocated to each disposal group using the relative fair value method.  The value of the customer relationship intangibles related to each portion of the Bucyrus distribution business to be sold will be included in the disposal groups.  The disposal groups will be recorded at the lower of their carrying value or fair value less cost to sell. There have been no impairments related to the Bucyrus distribution business.

In November 2011, we entered into agreements and committed to sell portions of the Bucyrus distribution business to three Caterpillar dealers.

In December 2011, one of the sale transactions was completed whereby we sold a portion of the Bucyrus distribution business to the Industrial Division of Sime Darby Berhad operated by Hastings Deering for $360 million, subject to certain working capital adjustments.  After-tax profit was favorably impacted by $9 million in 2011 as a result of the Bucyrus distribution business divestiture activities. This is comprised of $96 million of other operating income primarily related to the December 2011 sale transaction, offset by costs incurred related to the Bucyrus distribution business divestiture activities of $32 million (included in Selling, general and administrative expenses) and income tax of $55 million.  Assets sold included customer relationship intangibles of $63 million, other assets of $53 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $101 million.

The other two transactions were classified as held for sale at December 31, 2011 and are expected to close in the first half of 2012.  Current assets held for sale were included in ‘Prepaid expenses and other current assets’ and non-current assets held for sale were included in ‘Other assets’ in the Consolidated Statement of Financial Position.  The major classes of assets held for sale were as follows:

(Millions of dollars)	December 31, 2011

Receivables	$25
Inventory	109
Current assets held for sale	$134

Property, plant and equipment - net	$28
Intangible assets	186
Goodwill	296
Non-current assets held for sale	$510

In February 2012, we received board approval to sell additional portions of the Bucyrus distribution business to three additional Caterpillar dealers.  These disposal groups qualified as held for sale in February 2012.  The related assets were considered held and used at December 31, 2011.  The major classes of assets that were held and used at December 31, 2011 but subsequently qualified as assets held for sale were as follows:

(Millions of dollars)	December 31, 2011

Inventory	$13
Property, plant and equipment - net	$2
Intangible assets	$31
Goodwill	$47

Carter Machinery

In March 2011, we sold 100 percent of the equity in Carter Machinery Company Inc. for $364 million, which includes a final purchase price adjustment of $6 million in the fourth quarter of 2011.  Carter Machinery is a Caterpillar dealership headquartered in Salem, Virginia, and has operations and stores covering Virginia and nine counties in southeast West Virginia.  The current senior management of Carter Machinery, which led the buy-out of Carter Machinery from Caterpillar, remained in place.  A retired Caterpillar Vice President is now CEO and principal owner of Carter Machinery.  Caterpillar had owned Carter Machinery since 1988.  Carter Machinery was the only dealership in the United States that was not independently owned.  Continued Caterpillar ownership did not align with our comprehensive business strategy, resulting in the sale.

As part of the divestiture, Cat Financial provided $348 million of financing to the buyer.  The loan is included in Receivables — finance and Long-term receivables — finance in the Consolidated Statement of Financial Position.  We recorded a pre-tax gain of $24 million included in Other operating (income) expenses in the Consolidated Statement of Results of Operations.  The sale does not qualify as discontinued operations because Caterpillar expects significant continuing direct cash flows from Carter Machinery after the divestiture.  The sale of Carter Machinery was not material to our results of operations, financial position or cash flow.

Employee separation charges	12 Months Ended
Dec. 31, 2011
Employee separation charges
Employee separation charges

26.  Employee separation charges

Separation charges for 2011, 2010 and 2009 were $112 million, $33 million and $481 million, respectively, and were recognized in Other operating (income) expenses in Statement 1.  The separation charges in 2011 were primarily related to the acquisition of Bucyrus.  The separation charges in 2010 and 2009 primarily were related to voluntary and involuntary separation programs in response to the global recession in 2008 and 2009 and streamlining of our corporate structure in 2010.

Our accounting for separations was dependent upon how the particular program was designed.  For voluntary programs, eligible separation costs were recognized at the time of employee acceptance.  For involuntary programs, eligible costs were recognized when management had approved the program, the affected employees had been properly notified and the costs were estimable.

In addition to the separation charges noted above, in 2009 we reported $225 million of costs associated with certain pension and other postretirement benefit plans, which were also recognized in Other operating (income) expenses in Statement 1.  See Note 12 for additional information.

In 2011, the majority of separation charges were assigned primarily to Resource Industries.  For 2010 and 2009, the majority of the separation charges, made up primarily of cash severance payments, pension and other postretirement benefit costs, and stock-based compensation costs noted above were not assigned to operating segments.  The 2009 charges are included in the reconciliation of total accountable profit from reportable segments to total profit before taxes.  See Note 22 for additional details surrounding this reconciliation.

The following table summarizes the 2009, 2010 and 2011 separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2008	$11

Increase in liability (separation charges)	$481
Reduction in liability (payments and other adjustments)	(443)
Liability balance at December 31, 2009	$49

Increase in liability (separation charges)	$33
Reduction in liability (payments and other adjustments)	(60)
Liability balance at December 31, 2010	$22

Increase in liability (separation charges)	$112
Reduction in liability (payments and other adjustments)	(44)
Liability balance at December 31, 2011	$90

The remaining liability balances as of December 31, 2011 represent costs for employees that have either not yet separated from the Company or their full severance has not yet been paid.  The majority of these remaining costs are expected to be paid in 2012.

Selected quarterly financial results (unaudited)	12 Months Ended
Dec. 31, 2011
Selected quarterly financial results (unaudited)
Selected quarterly financial results (unaudited)

27.  Selected quarterly financial results (unaudited)

	2011 Quarter[3]
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$12,949	$14,230	$15,716	$17,243
Less: Revenues	(672)	(695)	(693)	(686)
Sales	12,277	13,535	15,023	16,557
Cost of goods sold	9,057	10,303	11,455	12,763
Gross margin	3,220	3,232	3,568	3,794
Profit (loss) [1]	$1,225	$1,015	$1,141	$1,547
Profit (loss) per common share	$1.91	$1.57	$1.76	$2.39
Profit (loss) per common share—diluted [2]	$1.84	$1.52	$1.71	$2.32

	2010 Quarter[3]
	1st	2nd	3rd	4th
Sales and revenues	$8,238	$10,409	$11,134	$12,807
Less: Revenues	(687)	(686)	(682)	(666)
Sales	7,551	9,723	10,452	12,141
Cost of goods sold	5,894	7,372	7,752	9,349
Gross margin	1,657	2,351	2,700	2,792
Profit (loss) [1]	$233	$707	$792	$968
Profit (loss) per common share	$0.37	$1.12	$1.25	$1.52
Profit (loss) per common share—diluted [2]	$0.36	$1.09	$1.22	$1.47

[1] Profit (loss) attributable to common stockholders.

[2] Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

[3] See Note 23 - Business Combinations and Note 25 - Divestitures and assets held for sale for additional information.

Operations and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
Operations and summary of significant accounting policies
Basis of consolidation

B.    Basis of presentation

The consolidated financial statements include the accounts of Caterpillar Inc. and its subsidiaries where we have a controlling financial interest.

We consolidate all variable interest entities (VIEs) where Caterpillar Inc. is the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the entity’s economic performance, and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.  We adopted the consolidation of variable interest entities guidance issued in June 2009 effective January 1, 2010.  See Note 1K for additional information.

Investments in companies that are owned 20% to 50% or are less than 20% owned and for which we have significant influence are accounted for by the equity method.  See Note 9 for further discussion.

Certain amounts for prior years have been reclassified to conform with the current-year financial statement presentation.

Shipping and handling costs are included in Cost of goods sold in Statement 1.  Other operating (income) expenses primarily include Cat Financial’s depreciation of equipment leased to others, Cat Insurance’s underwriting expenses, gains (losses) on disposal of long-lived assets and business divestitures, long-lived asset impairment charges, employee separation charges and benefit plan curtailment, settlement and special termination benefits.

Prepaid expenses and other current assets in Statement 2 include core to be returned for remanufacturing, prepaid rent, prepaid insurance, assets held for sale and other prepaid items.

Sales and revenue recognition

C.            Sales and revenue recognition

Sales of Machinery and Power Systems are recognized and earned when all the following criteria are satisfied:  (a) persuasive evidence of a sales arrangement exists; (b) price is fixed and determinable; (c) collectability is reasonably assured; and (d) delivery has occurred.  Persuasive evidence of an arrangement and a fixed or determinable price exist once we receive an order or contract from a customer or independently owned and operated dealer.  We assess collectability at the time of the sale and if collectability is not reasonably assured, the sale is deferred and not recognized until collectability is probable or payment is received.  Typically, where product is produced and sold in the same country, title and risk of ownership transfer when the product is shipped.  Products that are exported from a country for sale typically pass title and risk of ownership at the border of the destination country.

Sales of certain turbine machinery units, draglines, large shovels and long wall roof supports are recognized under accounting for construction-type contracts, primarily using the percentage-of-completion method.  Revenue is recognized based upon progress towards completion, which is estimated and continually updated over the course of construction.  We provide for any loss that we expect to incur on these contracts when that loss is probable.

Our remanufacturing operations are primarily focused on the remanufacture of Cat engines and components and rail related products.  In this business, used engines and related components (core) are inspected, cleaned and remanufactured.  In connection with the sale of most of our remanufactured product, we collect a deposit from the dealer that is repaid if the dealer returns an acceptable core within a specified time period.  Caterpillar owns and has title to the cores when they are returned from dealers.  The rebuilt engine or component (the core plus any new content) is then sold as a remanufactured product to dealers and customers.  Revenue is recognized pursuant to the same criteria as machinery and engine sales noted above (title to the entire remanufactured product passes to the dealer upon sale).  At the time of sale, the deposit is recognized in Other current liabilities in Statement 2.  In addition, the core to be returned is recognized as an asset in Prepaid expenses and other current assets in Statement 2 at the estimated replacement cost (based on historical experience with useable cores).  Upon receipt of an acceptable core, we repay the deposit and relieve the liability.  The returned core is then included in inventory.  In the event that the deposit is forfeited (i.e. upon failure by the dealer to return an acceptable core in the specified time period), we recognize the core deposit and the cost of the core in revenue and expense, respectively.

No right of return exists on sales of equipment.  Replacement part returns are estimable and accrued at the time a sale is recognized.

We provide discounts to dealers through merchandising programs.  We have numerous programs that are designed to promote the sale of our products.  The most common dealer programs provide a discount when the dealer sells a product to a targeted end user.  The cost of these discounts is estimated based on historical experience and known changes in merchandising programs and is reported as a reduction to sales when the product sale is recognized.

Our standard invoice terms are established by marketing region. When a sale is made to a dealer, the dealer is responsible for payment even if the product is not sold to an end customer and must make payment within the standard terms to avoid interest costs. Interest at or above prevailing market rates is charged on any past due balance. Our policy is to not forgive this interest.  In 2011, terms were extended to not more than one year for $341 million of receivables, which represents less than 1% of consolidated sales.  In 2010, terms were extended to not more than one year for $221 million of receivables, which represents less than 1% of consolidated sales.  In 2009, terms were extended to not more than one year for $312 million of receivables which represents approximately 1% of consolidated sales.

We establish a bad debt allowance for Machinery and Power Systems receivables when it becomes probable that the receivable will not be collected.  Our allowance for bad debts is not significant.

Revenues of Financial Products primarily represent the following Cat Financial revenues:

·                  Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

·                  Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

·                  Wholesale finance revenue on installment sale contracts and finance leases is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

·                  Loan origination and commitment fees are deferred and then amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed. Cat Financial provides wholesale inventory financing to dealers. See Note 6 for more information.

Sales and revenues are presented net of sales and other related taxes.

Inventories

D.            Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using the last-in, first-out (LIFO) method. The value of inventories on the LIFO basis represented about 65% of total inventories at December 31, 2011, and about 70% of total inventories at December 31, 2010 and 2009.

If the FIFO (first-in, first-out) method had been in use, inventories would have been $2,422 million, $2,575 million and $3,022 million higher than reported at December 31, 2011, 2010 and 2009, respectively.

Securitized receivables

E.            Securitized receivables

Cat Financial periodically transfers certain finance receivables relating to retail installment sale contracts and finance leases to special purpose entities (SPEs) as part of their asset-backed securitization program.  When finance receivables are securitized, Cat Financial retains interests in the receivables in the form of subordinated certificates, an interest in future cash flows (excess), reserve accounts and servicing rights. In accordance with the consolidation accounting guidance adopted January 1, 2010, these SPEs were concluded to be VIEs.  Cat Financial determined that it was the primary beneficiary based on its power to direct activities through its role as servicer and its obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities. Prior to January 1, 2010, the retained interests were recorded in Other assets at fair value. Cat Financial estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates. See Note 6 and Note 17 for more information.

Depreciation and amortization

F.             Depreciation and amortization

Depreciation of plant and equipment is computed principally using accelerated methods. Depreciation on equipment leased to others, primarily for Financial Products, is computed using the straight-line method over the term of the lease. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term. In 2011, 2010 and 2009, Cat Financial depreciation on equipment leased to others was $690 million, $690 million and $713 million, respectively, and was included in Other operating (income) expenses in Statement 1. In 2011, 2010 and 2009, consolidated depreciation expense was $2,211 million, $2,202 million and $2,254 million, respectively. Amortization of purchased finite-lived intangibles is computed principally using the straight-line method, generally not to exceed a period of 20 years.

Foreign currency translation

G.           Foreign currency translation

The functional currency for most of our Machinery and Power Systems consolidated companies is the U.S. dollar. The functional currency for most of our Financial Products and affiliates accounted for under the equity method is the respective local currency.  Gains and losses resulting from the remeasurement of foreign currency amounts to the functional currency are included in Other income (expense) in Statement 1. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in Accumulated other comprehensive income (loss) in Statement 2.

Derivative financial instruments

H.         Derivative financial instruments

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate, commodity price and Caterpillar stock price exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts, interest rate swaps, commodity forward and option contracts and stock repurchase contracts. All derivatives are recorded at fair value.  See Note 3 for more information.

Income taxes

I.                Income taxes

The provision for income taxes is determined using the asset and liability approach.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Estimates in financial statements

J.              Estimates in financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts. The more significant estimates include: residual values for leased assets, fair values for goodwill impairment tests, impairment of available-for-sale securities, warranty liability, stock-based compensation and reserves for product liability and insurance losses, postretirement benefits, post-sale discounts, credit losses and income taxes.

Goodwill

L.            Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired.  We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value.  A reporting unit is an operating segment or one level below an operating segment (referred to as a component) to which goodwill is assigned when initially recorded. We assign goodwill to reporting units based on our integration plans and the expected synergies resulting from the business combination.   Because Caterpillar is a highly integrated company, the businesses we acquire are sometimes combined with or integrated into existing reporting units.  When changes occur in the composition of our operating segments or reporting units, goodwill is reassigned to the affected reporting units based on their relative fair values.

We test goodwill for impairment annually and whenever events or circumstances make it more likely than not that an impairment may have occurred.  We perform our annual goodwill impairment test as of October 1 and monitor for interim triggering events on an ongoing basis.  Goodwill is reviewed for impairment utilizing a qualitative assessment or a two-step process.  We have an option to make a qualitative assessment of a reporting unit’s goodwill for impairment.  If we choose to perform a qualitative assessment and determine the fair value more likely than not exceeds the carrying value, no further evaluation is necessary.  For reporting units where we perform the two-step process, the first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the present value of discounted cash flows, to the respective carrying value, which includes goodwill.  If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired.  If the carrying value is higher than the fair value, there is an indication that an impairment may exist and the second step is required.  In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities.  If the implied fair value of goodwill is less than the carrying value of the reporting unit’s goodwill, the difference is recognized as an impairment loss.  See Note 10 for further details.

Assets held for sale

N.            Assets held for sale

For those businesses where management has committed to a plan to divest, which is typically demonstrated by approval from the Board of Directors, each business is valued at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, an impairment loss is recognized. The fair values are estimated using accepted valuation techniques such as a discounted cash flow model, valuations performed by third parties, or indicative bids, when available. A number of significant estimates and assumptions are involved in the application of these techniques, including the forecasting of markets and market share, sales volumes and prices, costs and expenses, and multiple other factors. Management considers historical experience and all available information at the time the estimates are made; however, the fair values that are ultimately realized upon the sale of the businesses to be divested may differ from the estimated fair values reflected in the Consolidated Financial Statements.

Derivative financial instruments and risk management (Policies)	12 Months Ended
Dec. 31, 2011
Derivative financial instruments and risk management
Risk Management Policy

A.            Foreign currency exchange rate risk

Foreign currency exchange rate movements create a degree of risk by affecting the U.S. dollar value of sales made and costs incurred in foreign currencies. Movements in foreign currency rates also affect our competitive position as these changes may affect business practices and/or pricing strategies of non-U.S.-based competitors. Additionally, we have balance sheet positions denominated in foreign currencies, thereby creating exposure to movements in exchange rates.

Our Machinery and Power Systems operations purchase, manufacture and sell products in many locations around the world. As we have a diversified revenue and cost base, we manage our future foreign currency cash flow exposure on a net basis. We use foreign currency forward and option contracts to manage unmatched foreign currency cash inflow and outflow. Our objective is to minimize the risk of exchange rate movements that would reduce the U.S. dollar value of our foreign currency cash flow. Our policy allows for managing anticipated foreign currency cash flow for up to five years.

We generally designate as cash flow hedges at inception of the contract any Australian dollar, Brazilian real, British pound, Canadian dollar, Chinese yuan, euro, Indian rupee, Japanese yen, Mexican peso, Singapore dollar, or Swiss franc forward or option contracts that meet the requirements for hedge accounting and the maturity extends beyond the current quarter-end. Designation is performed on a specific exposure basis to support hedge accounting. The remainder of Machinery and Power Systems foreign currency contracts are undesignated, including any designed to protect our competitive exposure.

As of December 31, 2011, $1 million of deferred net gains, net of tax, included in equity (Accumulated other comprehensive income (loss) in Statement 2), are expected to be reclassified to current earnings (Other income (expense) in Statement 1) over the next twelve months when earnings are affected by the hedged transactions.  The actual amount recorded in Other income (expense) will vary based on exchange rates at the time the hedged transactions impact earnings.

In managing foreign currency risk for our Financial Products operations, our objective is to minimize earnings volatility resulting from conversion and the remeasurement of net foreign currency balance sheet positions. Our policy allows the use of foreign currency forward and option contracts to offset the risk of currency mismatch between our receivables and debt. All such foreign currency forward and option contracts are undesignated.

B.  Interest rate risk

Interest rate movements create a degree of risk by affecting the amount of our interest payments and the value of our fixed-rate debt. Our practice is to use interest rate derivatives to manage our exposure to interest rate changes and, in some cases, lower the cost of borrowed funds.

Our Machinery and Power Systems operations generally use fixed rate debt as a source of funding.  Our objective is to minimize the cost of borrowed funds.  Our policy allows us to enter into fixed-to-floating interest rate swaps and forward rate agreements to meet that objective with the intent to designate as fair value hedges at inception of the contract all fixed-to-floating interest rate swaps.  Designation as a hedge of the fair value of our fixed rate debt is performed to support hedge accounting.

Financial Products operations has a match-funding policy that addresses interest rate risk by aligning the interest rate profile (fixed or floating rate) of Cat Financial’s debt portfolio with the interest rate profile of their receivables portfolio within predetermined ranges on an ongoing basis. In connection with that policy, we use interest rate derivative instruments to modify the debt structure to match assets within the receivables portfolio. This match-funding reduces the volatility of margins between interest-bearing assets and interest-bearing liabilities, regardless of which direction interest rates move.

Our policy allows us to use fixed-to-floating, floating-to-fixed, and floating-to-floating interest rate swaps to meet the match-funding objective.  We designate fixed-to-floating interest rate swaps as fair value hedges to protect debt against changes in fair value due to changes in the benchmark interest rate.  We designate most floating-to-fixed interest rate swaps as cash flow hedges to protect against the variability of cash flows due to changes in the benchmark interest rate.

As of December 31, 2011, $4 million of deferred net losses, net of tax, included in equity (Accumulated other comprehensive income (loss) in Statement 2), related to Financial Products floating-to-fixed interest rate swaps, are expected to be reclassified to current earnings (Interest expense of Financial Products in Statement 1) over the next twelve months.  The actual amount recorded in Interest expense of Financial Products will vary based on interest rates at the time the hedged transactions impact earnings.

We have, at certain times, liquidated fixed-to-floating and floating-to-fixed swaps at both Machinery and Power Systems and Financial Products.  The gains or losses associated with these swaps at the time of liquidation are amortized into earnings over the original term of the previously designated hedged item.

In anticipation of issuing debt for the planned acquisition of Bucyrus International, Inc., we entered into interest rate swaps to manage our exposure to interest rate changes.  For the year ended December 31, 2011, we recognized a net loss of $149 million, included in Other income (expense) in the Consolidated Statement of Results of Operations.  The contracts were liquidated in conjunction with the debt issuance in May 2011.  These contracts were not designated as hedging instruments, and therefore, did not receive hedge accounting treatment.

C.  Commodity price risk

Commodity price movements create a degree of risk by affecting the price we must pay for certain raw material. Our policy is to use commodity forward and option contracts to manage the commodity risk and reduce the cost of purchased materials.

Our Machinery and Power Systems operations purchase aluminum, copper, lead, nickel and rolled coil steel embedded in the components we purchase from suppliers.  Our suppliers pass on to us price changes in the commodity portion of the component cost. In addition, we are also subject to price changes on natural gas and diesel fuel purchased for operational use.

Our objective is to minimize volatility in the price of these commodities. Our policy allows us to enter into commodity forward and option contracts to lock in the purchase price of a portion of these commodities within a five-year horizon. All such commodity forward and option contracts are undesignated.

The location and fair value of derivative instruments reported in Statement 2 are as follows:

Operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
Operations and summary of significant accounting policies
Accumulated Other Comprehensive Income (Loss), net of tax

	December 31,
(Millions of dollars)	2011	2010	2009
Foreign currency translation	$206	$551	$603
Pension and other postretirement benefits	(6,568)	(4,695)	(4,439)
Derivative financial instruments	(10)	45	60
Retained interests	—	—	(3)
Available-for-sale securities	44	48	15
Total accumulated other comprehensive income (loss)	$(6,328)	$(4,051)	$(3,764)

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based compensation
Schedule providing assumptions used in determining the fair value of stock-based awards

	Grant Year
	2011	2010	2009
Weighted-average dividend yield	2.2%	2.3%	3.1%
Weighted-average volatility	32.7%	36.4%	36.0%
Range of volatilities	20.9-45.4%	35.2-51.8%	35.8-61.0%
Range of risk-free interest rates	0.25-3.51%	0.32-3.61%	0.17-2.99%
Weighted-average expected lives	8 years	7 years	8 years

Schedule of financial information related to stock-based compensation

TABLE I—Financial Information Related to Stock-based Compensation

	2011		2010		2009
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	57,882,998	$48.50	63,082,787	$44.24	60,398,074	$45.68
Granted to officers and key employees[1]	2,960,595	$102.13	7,556,481	$57.85	6,823,227	$22.17
Exercised	(10,149,476)	$41.78	(12,568,232)	$32.83	(3,906,785)	$28.13
Forfeited / expired	(321,126)	$48.02	(188,038)	$43.64	(231,729)	$38.05
Outstanding at end of year	50,372,991	$53.01	57,882,998	$48.50	63,082,787	$44.24
Exercisable at year-end	35,523,057	$52.66	41,658,033	$48.23	48,256,847	$43.14

RSUs activity:
Outstanding at beginning of year	4,650,241		4,531,545		2,673,474
Granted to officers and key employees	1,082,032		1,711,771		2,185,674
Vested	(1,382,539)		(1,538,047)		(286,413)
Forfeited	(68,244)		(55,028)		(41,190)
Outstanding at end of year	4,281,490		4,650,241		4,531,545

Stock options/SARs outstanding and exercisable:

	Outstanding				Exercisable
Exercise	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic
Prices	at 12/31/11	Life (Years)	Price	Value[2]	at 12/31/11	Life (Years)	Price	Value[2]
$22.17 – 26.03	7,058,743	6.14	$22.66	$482	1,799,303	3.13	$24.11	$120
$27.14 – 38.63	9,867,938	2.10	$34.79	554	9,867,938	2.10	$34.79	554
$40.64 – 45.64	7,430,542	3.14	$45.59	337	7,430,542	3.14	$45.59	337
$57.85 – 66.77	11,142,739	7.17	$59.60	349	4,441,851	5.65	$62.24	127
$72.05 – 102.13	14,873,029	5.73	$78.26	188	11,983,423	4.90	$72.51	220
	50,372,991		$53.01	$1,910	35,523,057		$52.66	$1,358

[1]

Of the 2,960,595 awards granted during the year ended December 31, 2011, 2,722,689 were SARs. Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs. Of the 6,823,227 awards granted during the year ended December 31, 2009, 6,260,647 were SARs.

[2]

The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2011, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2011	2010	2009
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$36.73	$22.31	$7.10
Intrinsic value of stock awards exercised	$618	$518	$77
Fair value of stock awards vested	$96	$124	$213
Cash received from stock awards exercised	$161	$325	$89

RSUs activity:
Weighted-average fair value per share of stock awards granted	$97.51	$53.35	$20.22
Fair value of stock awards vested	$143	$99	$10

Derivative financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2011
Derivative financial instruments and risk management
Location and fair value of derivative instruments reported in the Statement of Financial Position

Consolidated Statement of Financial Position Location

		Asset (Liability) Fair Value
		Years ended December 31,
		2011	2010	2009
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$54	$65	$27
Machinery and Power Systems	Long-term receivables — trade and other	19	52	125
Machinery and Power Systems	Accrued expenses	(73)	(66)	(22)
Machinery and Power Systems	Other liabilities	(10)	(1)	(3)
Interest rate contracts
Machinery and Power Systems	Receivables — trade and other	—	1	1
Machinery and Power Systems	Accrued expenses	—	—	(1)
Financial Products	Receivables — trade and other	15	14	18
Financial Products	Long-term receivables — trade and other	233	197	127
Financial Products	Accrued expenses	(6)	(18)	(100)
		$232	$244	$172

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$27	$120	$—
Machinery and Power Systems	Long-term receivables — trade and other	—	—	66
Machinery and Power Systems	Accrued expenses	(12)	(46)	—
Machinery and Power Systems	Other liabilities	(85)	(58)	(3)
Financial Products	Receivables — trade and other	7	6	20
Financial Products	Accrued expenses	(16)	(9)	(18)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	—	(6)	(7)
Financial Products	Receivables — trade and other	—	—	1
Financial Products	Long-term receivables — trade and other	—	—	1
Financial Products	Accrued expenses	(1)	(1)	(6)
Commodity contracts
Machinery and Power Systems	Receivables — trade and other	2	17	10
Machinery and Power Systems	Accrued expenses	(9)	—	—
		$(87)	$23	$64

Schedule of effect of derivatives designated as fair value hedging instruments on Consolidated Results of Operations

		Year ended December 31, 2011
(Millions of dollars)	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$(1)	$1
Financial Products	Other income (expense)	39	(44)
		$38	$(43)

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

		Year ended December 31, 2009
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$1	$(1)
Financial Products	Other income (expense)	(205)	220
		$(204)	$219

Schedule of effect of derivatives designated as cash flow hedging instruments on Consolidated Results of Operations

	Year ended December 31, 2011
		Recognized in Earnings
(Millions of dollars)	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$34	Other income (expense)	$70	$—
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(1)	Interest expense of Financial Products	(12)	(2)[1]
	$33		$55	$(2)

	Year ended December 31, 2010
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)	$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(7)	Interest expense of Financial Products	(49)	(1)[1]
	$(79)		$(53)	$1

	Year ended December 31, 2009
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$102	Other income (expense)	$176	$2
Interest rate contracts
Machinery and Power Systems	(30)	Other income (expense)	(3)	—
Financial Products	(37)	Interest expense of Financial Products	(83)	9	[1]
	$35		$90	$11

[1]	The ineffective portion recognized in earnings is included in Other income (expense).

Effect of derivatives not designated as hedging instruments on the Statement of Results of Operations

		Years ended December 31,
(Millions of dollars)	Classification of Gains or (Losses)	2011	2010	2009
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$62	$(45)	$35
Financial Products	Other income (expense)	(15)	16	(134)
Interest rate contracts
Machinery and Power Systems	Other income (expense)	(149)	(8)	(3)
Financial Products	Other income (expense)	—	2	3
Commodity contracts
Machinery and Power Systems	Other income (expense)	(17)	15	10
		$(119)	$(20)	$(89)

Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2011
Other income (expense)
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Investment and interest income	$85	$86	$98
Foreign exchange gains (losses)[1]	21	(55)	184
License fee income	80	54	49
Gains (losses) on sale of securities and affiliated companies	17	9	(2)
Impairment of available-for-sale securities	(5)	(3)	(12)
Miscellaneous income (loss)	(230)[2]	39	64
	$(32)	$130	$381

[1] Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.

[2] Miscellaneous income (loss) in 2011 includes forward starting swap costs of $149 million (see Note 3) and bridge financing costs of $54 million (see Note 23), both related to the acquisition of Bucyrus.

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes
Components of profit (loss) before taxes

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
U.S.	$2,250	$778	$(648)
Non-U.S.	4,475	2,972	1,217
	$6,725	$3,750	$569

Components of the provision (benefit) for income taxes

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Current tax provision (benefit):
U.S.	$750	$247	$(443)
Non-U.S.	1,014	645	350
State (U.S.)	72	44	(13)
	1,836	936	(106)

Deferred tax provision (benefit):
U.S.	2	103	1
Non-U.S.	(92)	(75)	(149)
State (U.S.)	(26)	4	(16)
	(116)	32	(164)
Total Provision (benefit) for income taxes	$1,720	$968	$(270)

Reconciliation of the U.S. federal statutory rate to effective rate

	Years ended December 31,
(Millions of dollars)	2011		2010		2009
Taxes at U.S. statutory rate	$2,354	35.0%	$1,313	35.0%	$199	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(467)	(6.9)%	(339)	(9.0)%	(261)	(46.0)%
State and local taxes, net of federal	30	0.4%	27	0.7%	(19)	(3.3)%
Interest and penalties, net of tax	25	0.4%	16	0.4%	20	3.5%
U.S. research and production incentives	(152)	(2.3)%	(74)	(2.0)%	(47)	(8.2)%
Other—net	(7)	(0.1)%	(5)	(0.1)%	(29)	(5.1)%
	1,783	26.5%	938	25.0%	(137)	(24.1)%

Tax law change related to Medicare subsidies	—	—	90	2.4%	—	—
Prior year tax and interest adjustments	41	0.6%	(34)	(0.9)%	(133)	(23.4)%
Divestiture of non-deductible goodwill	33	0.5%	—	—	—	—
Release of valuation allowances	(24)	(0.3)%	(26)	(0.7)%	—	—
Non-U.S. earnings reinvestment changes	(113)	(1.7)%	—	—	—	—
Provision (benefit) for income taxes	$1,720	25.6%	$968	25.8%	$(270)	(47.5)%

Deferred income tax assets and liabilities

	December 31,
(Millions of dollars)	2011	2010	2009
Assets:
Deferred and refundable income taxes	$1,384	$824	$802
Noncurrent deferred and refundable income taxes	2,157	2,493	2,704
	3,541	3,317	3,506
Liabilities:
Other current liabilities	69	7	11
Other liabilities	559	141	138
Deferred income taxes—net	$2,913	$3,169	$3,357

	December 31,
(Millions of dollars)	2011	2010	2009
Deferred income tax assets:
Pension	$2,130	$1,065	$1,207
Postemployment benefits other than pensions	1,622	1,501	1,362
Tax carryforwards	821	1,117	1,185
Unrealized profit excluded from inventories	372	269	229
Warranty reserves	338	253	243
Stock based compensation	232	215	182
Post sale discounts	141	142	112
Allowance for credit losses	131	111	102
Deferred compensation	102	106	95
Other—net	645	394	396
	6,534	5,173	5,113

Deferred income tax liabilities:
Capital and intangible assets	(2,743)	(1,423)	(1,185)
Undistributed profits of non-U.S. subs	(215)	—	—
Translation	(193)	(169)	(96)
	(3,151)	(1,592)	(1,281)
Valuation allowance for deferred tax assets	(470)	(412)	(475)
Deferred income taxes—net	$2,913	$3,169	$3,357

Summary of net operating loss carryforwards
    (Millions of dollars)
2012	2013	2014	2015	2016-2032	Unlimited	Total
$4	$6	$16	$40	$256	$1,015	$1,337

Reconciliation of unrecognized tax benefits

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Balance at January 1,	$789	$761	$803

Additions for tax positions related to current year	118	21	37
Additions for tax positions related to prior years	108	59	43
Reductions for tax positions related to prior years	(30)	(49)	(45)
Reductions for settlements [2]	—	—	(61)
Reductions for expiration of statute of limitations	(27)	(3)	(16)

Balance at December 31,	$958	$789	$761

Amount that, if recognized, would impact the effective tax rate	$835	$667	$593

[1] Foreign currency translation amounts are included within each line as applicable.

[2] Includes cash payment or other reduction of assets to settle liability.

Cat Financial Financing Activities (Tables)	12 Months Ended
Dec. 31, 2011
Cat Financial Financing Activities
Contractual maturities of outstanding wholesale inventory receivables

	December 31, 2011
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2012	$204	$128	$1,028	$1,360
2013	107	74	95	276
2014	72	58	59	189
2015	23	23	9	55
2016	7	9	2	18
	413	292	1,193	1,898
Guaranteed residual value	—	129	—	129
Unguaranteed residual value	—	11	—	11
Less: Unearned income	(7)	(33)	(8)	(48)
Total	$406	$399	$1,185	$1,990

Contractual maturities of outstanding finance receivables

	December 31, 2011
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2012	$1,771	$3,052	$2,993	$7,816
2013	1,199	2,002	1,941	5,142
2014	772	1,070	1,261	3,103
2015	371	458	996	1,825
2016	111	211	766	1,088
Thereafter	19	125	880	1,024
	4,243	6,918	8,837	19,998
Guaranteed Residual value	—	393	—	393
Unguaranteed Residual value	—	461	—	461
Less: Unearned income	(59)	(738)	(75)	(872)
Total	$4,184	$7,034	$8,762	$19,980

Impaired loans and finance leases

	As of December 31, 2011			As of December 31, 2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance

Impaired Loans and Finance Leases With No Allowance Recorded[1]
Customer
North America	$77	$75	$—	$87	$87	$—
Europe	5	4	—	6	4	—
Asia Pacific	12	12	—	13	13	—
Latin America	9	9	—	3	3	—
Global Power Finance	175	170	—	174	174	—
Total	$278	$270	$—	$283	$281	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$69	$64	$15	$191	$185	$44
Europe	36	33	12	62	57	15
Asia Pacific	26	26	7	27	27	7
Latin America	25	25	6	44	43	9
Global Power Finance	93	92	16	34	33	4
Total	$249	$240	$56	$358	$345	$79

Total Impaired Loans and Finance Leases
Customer
North America	$146	$139	$15	$278	$272	$44
Europe	41	37	12	68	61	15
Asia Pacific	38	38	7	40	40	7
Latin America	34	34	6	47	46	9
Global Power Finance	268	262	16	208	207	4
Total	$527	$510	$56	$641	$626	$79

1    No related allowance for credit losses due to sufficient collateral value.

	Year Ended December 31, 2011		Year Ended December 31, 2010
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded[1]
Customer
North America	$90	$4	$39	$2
Europe	5	—	7	—
Asia Pacific	13	1	9	—
Latin America	9	1	5	—
Global Power Finance	212	6	92	—
Total	$329	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$142	$5	$271	$11
Europe	50	2	85	4
Asia Pacific	22	1	40	3
Latin America	39	2	39	3
Global Power Finance	83	—	17	—
Total	$336	$10	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$232	$9	$310	$13
Europe	55	2	92	4
Asia Pacific	35	2	49	3
Latin America	48	3	44	3
Global Power Finance	295	6	109	—
Total	$665	$22	$604	$23

1          No related allowance for credit losses due to sufficient collateral value.

As of December 31, 2009, the impaired loans and finance leases were as follows:

(Millions of dollars)	2009
Impaired loans/finance leases for which there is a related allowance for credit losses (related allowance of $117 million)	$448
Impaired loans/finance leases for which there is no related allowance for credit losses (due to sufficient collateral value)	65
Total investment in impaired loans/finance leases as of December 31,	$513

Average investment in impaired loans/finance leases	$425

Investment in loans and finance leases on non-accrual status

(Millions of dollars)	December 31, 2011	December 31, 2010
Customer
North America	$112	$217
Europe	58	89
Asia Pacific	36	31
Latin America	108	139
Global Power Finance	158	163
Total	$472	$639

Past due loans and finance leases

	December 31, 2011
(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	50	120	4,242	4,362	14
Latin America	32	15	99	146	2,339	2,485	—
Global Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Latin America	—	—	—	—	480	480	—
Global Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

	December 31, 2010
(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	3,412	3,529	12
Latin America	44	16	144	204	2,222	2,426	1
Global Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Latin America	—	—	—	—	457	457	—
Global Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

Roll-forward of the allowance for credit losses

	December 31, 2011
(Millions of dollars)	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of period	$360	$6	$366

Individually evaluated for impairment	$56	$—	$56
Collectively evaluated for impairment	304	6	310
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$527	$—	$527
Collectively evaluated for impairment	17,066	2,387	19,453
Ending Balance	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010	December 31, 2009
Allowance for Credit Losses:
Balance at beginning of year	$376	$391
Provision for credit losses	205	225
Receivables written off	(288)	(281)
Recoveries on receivables previously written off	51	28
Adjustment to adopt consolidation of variable-interest entities	18	—
Other—net	—	13
Balance at end of year	$362	$376

Allowance for credit loss activity and recorded investment in finance receivables

	December 31, 2010
(Millions of dollars)	Customer	Dealer	Total
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Recorded investment of performing and non-performing finance receivables

	December 31, 2011
(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	4,326	161	4,487
Latin America	2,377	480	2,857
Global Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	36	—	36
Latin America	108	—	108
Global Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	4,362	161	4,523
Latin America	2,485	480	2,965
Global Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

	December 31, 2010
(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	3,498	151	3,649
Latin America	2,287	457	2,744
Global Power Finance	2,904	3	2,907
Total Performing	$17,341	$1,943	$19,284

Non-Performing
North America	$217	$—	$217
Europe	89	—	89
Asia Pacific	31	—	31
Latin America	139	—	139
Global Power Finance	163	—	163
Total Non-Performing	$639	$—	$639

Performing & Non-Performing
North America	$6,448	$1,291	$7,739
Europe	2,510	41	2,551
Asia Pacific	3,529	151	3,680
Latin America	2,426	457	2,883
Global Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Schedule of Troubled Debt Restructurings

	Year Ended December 31, 2011
(Dollars in millions)	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	71	$13	$13
Europe[1]	7	44	44
Latin America	12	10	10
Global Power Finance[2,3]	35	117	117
Total[4]	125	$184	$184

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
[2]	Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
[3]

During the twelve months ended December 31, 2011, $15 million of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $15 million of additional funds is not reflected in the table above. At December 31, 2011, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $25 million.

[4]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

Troubled Debt Restructurings modified within twelve months prior to the default date

	Year Ended December 31, 2011
(Dollars in millions)	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	48	$26
Europe	1	1
Latin America	7	4
Global Power Finance[1]	14	70
Total	70	$101

[1] Two customers comprise $65 million of the $70 million post-TDR recorded investment for the twelve months ended December 31, 2011.

Key assumptions used to determine the fair value of the retained interests as on the balance sheet date

December 31, 2009
Cash flow weighted average discount rates on retained interests	7.7% to 12.4%
Weighted-average maturity in months	22
Expected prepayment rate	18.0%
Expected credit losses	4.7% to 4.8%

Cash flows from retail securitizations and characteristics of securitized retail receivables

Year ended
(Millions of dollars)	December 31, 2009
Purchases of contracts through clean-up calls	$95
Servicing fees received	$6
Other cash flows received on retained interests	$10

Characteristics of securitized retail receivables:

Year ended
(Millions of dollars)	December 31, 2009
Total securitized principal balance at December 31,	$346
Average securitized principal balance for the year ended December 31,	$583
Loans > 30 days past due at year ended December 31,	$62
Net credit losses during the year	$36

Cash flows from sale of trade receivables

Year ended December 31,
(Millions of dollars)	2009
Cash proceeds from sales of receivables to the conduits	$887
Servicing fees received	$1
Cash flows received on the interests that continue to be held	$7,548

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

	December 31,
(Millions of dollars)	2011	2010	2009
Raw materials	$3,872	$2,766	$1,979
Work-in-process	2,845	1,483	656
Finished goods	7,570	5,098	3,465
Supplies	257	240	260
Total inventories	$14,544	$9,587	$6,360

Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
Property, plant and equipment

	December 31,
(Millions of dollars)	Useful Lives (Years)	2011	2010	2009
Land	—	$753	$682	$639
Buildings and land improvements	20-45	5,857	5,174	4,914
Machinery, equipment and other	3-10	14,435	13,414	12,917
Equipment leased to others	1-10	4,285	4,444	4,717
Construction-in-process	—	1,996	1,192	1,034

Total property, plant and equipment, at cost		27,326	24,906	24,221
Less: Accumulated depreciation		(12,931)	(12,367)	(11,835)
Property, plant and equipment—net		$14,395	$12,539	$12,386

Assets recorded under capital leases

	December 31,
(Millions of dollars)	2011	2010	2009
Gross capital leases [2]	$131	$251	$493
Less: Accumulated depreciation	(75)	(134)	(258)
Net capital leases	$56	$117	$235

[1] Included in Property, plant and equipment table above.

[2] Consists primarily of machinery and equipment.

Scheduled minimum rental payments on assets recorded under capital leases
    (Millions of dollars)
2012	2013	2014	2015	2016	Thereafter
$19	$14	$8	$4	$2	$18

Equipment leased to others

	December 31,
(Millions of dollars)	2011	2010	2009
Equipment leased to others—at original cost	$4,285	$4,444	$4,717
Less: Accumulated depreciation	(1,406)	(1,533)	(1,616)
Equipment leased to others—net	$2,879	$2,911	$3,101

Scheduled minimum rental payments to be received for equipment leased to others
    (Millions of dollars)
2012	2013	2014	2015	2016	Thereafter
$739	$509	$296	$150	$53	$27

Investments in unconsolidated affiliated companies (Tables)	12 Months Ended
Dec. 31, 2011
Investments in unconsolidated affiliated companies
Results of Operations of unconsolidated affiliated companies

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Results of Operations:
Sales	$966	$812	$569
Cost of sales	797	627	434
Gross profit	$169	$185	$135

Profit (loss)	$(46)	$(36)	$(39)

Financial Position of unconsolidated affiliated companies

	December 31,
(Millions of dollars)	2011[1]	2010	2009
Financial Position:
Assets:
Current assets	$345	$414	$223
Property, plant and equipment—net	200	196	219
Other assets	9	39	5
	554	649	447
Liabilities:
Current liabilities	220	274	250
Long-term debt due after one year	72	72	41
Other liabilities	17	40	17
	309	386	308
Equity	$245	$263	$139

[1] The decrease is due to the sale of our ownership in NC2 Global LLC (NC2), which occurred on September 29, 2011.

Caterpillar's investments in unconsolidated affiliated companies

	December 31,
(Millions of dollars)	2011	2010	2009
Investments in equity method companies	$111	$135	$70
Plus: Investments in cost method companies	22	29	35
Total investments in unconsolidated affiliated companies	$133	$164	$105

Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible assets and goodwill
Intangible assets

		December 31, 2011
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,811	$(213)	$2,598
Intellectual property	11	1,794	(244)	1,550
Other	11	299	(97)	202
Total finite-lived intangible assets	13	4,904	(554)	4,350
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,922	$(554)	$4,368

		December 31, 2010
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

		December 31, 2009
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$396	$(75)	$321
Intellectual property	10	211	(143)	68
Other	11	130	(54)	76
Total intangible assets	15	$737	$(272)	$465

Expected amortization expense related to intangible assets
    (Millions of dollars)
2012	2013	2014	2015	2016	Thereafter
$389	$382	$379	$373	$364	$2,481

Goodwill

(Millions of dollars)	Construction Industries	Resource Industries	Power Systems	Other[1]	Consolidated Total
Balance at January 1, 2009	$319	$66	$1,747	$129	$2,261
Impairments	—	(22)	—	—	(22)
Other adjustments[2]	23	3	4	—	30
Balance at December 31, 2009	342	47	1,751	129	2,269
Business combinations	5	3	326	—	334
Other adjustments[2]	10	1	—	—	11
Balance at December 31, 2010	357	51	2,077	129	2,614
Business combinations	—	4,616	410	—	5,026
Business divestitures[3]	—	(101)	—	(12)	(113)
Held for sale[3]	—	(296)	—	—	(296)
Other adjustments[2]	21	(171)	(1)	—	(151)
Balance at December 31, 2011	$378	$4,099	$2,486	$117	$7,080

[1]      Includes all other operating segments (See Note 22).

[2]      Other adjustments are comprised primarily of foreign currency translation.

[3]      See Note 25 for additional information.

Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2011
Available-for-sale securities
Schedule of available-for-sale securities

	December 31, 2011			December 31, 2010			December 31, 2009
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$12	$—	$12	$14	$—	$14
Other U.S. and non-U.S. government bonds	90	2	92	76	1	77	65	—	65

Corporate bonds
Corporate bonds	542	30	572	481	30	511	455	20	475
Asset-backed securities	112	(1)	111	136	—	136	141	(7)	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	297	13	310	258	15	273	295	13	308
Residential mortgage-backed securities	33	(3)	30	43	(3)	40	61	(10)	51
Commercial mortgage-backed securities	142	3	145	164	4	168	175	(13)	162

Equity securities
Large capitalization value	127	21	148	100	22	122	76	13	89
Smaller company growth	22	7	29	23	8	31	19	5	24
Total	$1,375	$72	$1,447	$1,293	$77	$1,370	$1,301	$21	$1,322

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	51	1	—	—	51	1
Residential mortgage-backed securities	3	—	18	3	21	3
Commercial mortgage-backed securities	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1] Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2010
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$19	$—	$19	$4	$38	$4

Mortgage-backed debt securities
Residential mortgage-backed securities	2	—	25	4	27	4
Commercial mortgage-backed securities	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Total	$38	$1	$70	$11	$108	$12

[1]  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2009
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$25	$—	$10	$1	$35	$1
Asset-backed securities	4	1	44	10	48	11

Mortgage-backed debt securities
Residential mortgage-backed securities	—	—	49	10	49	10
Commercial mortgage-backed securities	24	—	73	14	97	14

Equity securities
Large capitalization value	2	—	23	3	25	3
Total	$55	$1	$199	$38	$254	$39

[1]  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Fair value of the available-for-sale debt securities, by contractual maturity

(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$69	$70
Due after one year through five years	479	493
Due after five years through ten years	152	171
Due after ten years	54	51
U.S. agency mortgage-backed securities	297	310
Residential mortgage-backed securities	33	30
Commercial mortgage-backed securities	142	145
Total debt securities — available-for-sale	$1,226	$1,270

Schedule of proceeds and gross gain and losses from the sale of available-for-sale securities

	Years Ended December 31,
(Millions of dollars)	2011	2010	2009
Proceeds from the sale of available-for-sale securities	$247	$228	$291
Gross gains from the sale of available-for-sale securities	$4	$10	$9
Gross losses from the sale of available-for-sale securities	$1	$1	$10

Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2011
Postemployment benefit plans
Change in benefit obligation and assumptions used to determine benefit obligation

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Change in benefit obligation:
Benefit obligation, beginning of year	$13,024	$12,064	$11,493	$3,867	$3,542	$3,219	$5,184	$4,537	$5,017
Service cost	158	210	176	115	92	86	84	68	70
Interest cost	651	652	688	182	162	146	253	245	280
Plan amendments	1	4	—	(24)	35	—	(121)	—	(549)
Actuarial losses (gains)	1,635	1,140	380	312	153	45	306	602	(58)
Foreign currency exchange rates	—	—	—	(32)	34	322	(19)	14	29
Participant contributions	—	—	—	9	9	10	44	45	51
Benefits paid - gross	(823)	(820)	(796)	(187)	(168)	(212)	(388)	(379)	(390)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	14	15	21
Curtailments, settlements and special termination benefits	(3)	(235)	123	(83)	(52)	(74)	(6)	—	66
Acquisitions / other[1]	139	9	—	140	60	—	30	37	—
Benefit obligation, end of year	$14,782	$13,024	$12,064	$4,299	$3,867	$3,542	$5,381	$5,184	$4,537
Accumulated benefit obligation, end of year	$14,055	$12,558	$11,357	$3,744	$3,504	$3,082

Weighted-average assumptions used to determine benefit obligation:
Discount rate[2]	4.3%	5.1%	5.7%	4.3%	4.6%	4.8%	4.3%	5.0%	5.6%
Rate of compensation increase[2]	4.5%	4.5%	4.5%	3.9%	4.2%	4.2%	4.4%	4.4%	4.4%

[1]  See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

[2]  End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Effects of one-percentage point change in the assumed health care cost trend rates

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2011 service and interest cost components of other postretirement benefit cost	$28	$(23)
Effect on accumulated postretirement benefit obligation	$328	$(277)

Change in plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Change in plan assets:
Fair value of plan assets, beginning of year	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042
Actual return on plan assets	(270)	1,628	2,194	(83)	193	390	(45)	129	266
Foreign currency exchange rates	—	—	—	(1)	17	243	—	—	—
Company contributions[1]	212	919	886	234	58	263	207	138	94
Participant contributions	—	—	—	9	9	10	44	45	51
Benefits paid	(823)	(820)	(796)	(187)	(168)	(212)	(388)	(379)	(390)
Settlements and special termination benefits	—	—	—	(41)	(51)	(72)	—	—	—
Acquisitions / other[2]	118	4	—	7	25	—	—	—	—
Fair value of plan assets, end of year	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063

[1]  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

[2]  See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

Fair value of pension and other postretirement benefit plan assets, by category

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,634	$2	$17	$4,653
Non-U.S. equities	1,803	—	34	1,837

Fixed income securities:
U.S. corporate bonds	—	1,179	56	1,235
Non-U.S. corporate bonds	—	70	1	71
U.S. government bonds	—	323	—	323
U.S. governmental agency mortgage-backed securities	—	562	—	562
Non-U.S. government bonds	—	9	—	9

Real estate	—	—	10	10

Cash, short-term instruments and other	113	216	—	329
Total U.S. pension assets	$6,550	$2,361	$118	$9,029

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities[1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income[1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other[2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities[1]	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income[1]	—	374	—	374

Real estate	—	89	90	179

Cash, short-term instruments and other[2]	61	107	35	203
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$330	$—	$—	$330
Non-U.S. equities	863	84	5	952
Global equities[1]	144	14	—	158

Fixed income securities:
U.S. corporate bonds	—	22	1	23
Non-U.S. corporate bonds	—	355	11	366
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	156	2	158
Global fixed income[1]	—	361	—	361

Real estate	—	80	71	151

Cash, short-term instruments and other[2]	107	139	51	297
Total non-U.S. pension assets	$1,444	$1,212	$141	$2,797

[1]  Includes funds that invest in both U.S. and non-U.S. securities.

[2]  Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$531	$—	$—	$531
Non-U.S. equities	273	6	—	279

Fixed income securities:
U.S. corporate bonds	—	95	—	95
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	24	—	24
U.S. governmental agency mortgage-backed securities	—	54	—	54
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	52	—	71
Total other postretirement benefit assets	$823	$240	$—	$1,063

Roll forward of assets measured at fair value using level 3 inputs

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2008	$16	$73	$9	$—
Unrealized gains (losses)	3	34	1	—
Realized gains (losses)	—	(2)	—	—
Purchases, issuances and settlements	31	(12)	—	—
Transfers in and/or out of Level 3	1	(36)	—	—
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—

Non-U.S. Pension
Balance at December 31, 2008	$—	$5	$61	$67
Unrealized gains (losses)	2	1	10	63
Realized gains (losses)	—	—	—	(41)
Purchases, issuances and settlements	3	6	—	(38)
Transfers in and/or out of Level 3	—	2	—	—
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—

Common stock of Caterpillar Inc. included in Equity Securities within plan assets

	U.S. Pension Benefits[1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009[2]	2011	2010	2009	2011	2010	2009
Caterpillar Inc. common stock	$653	$779	$1,016	$1	$2	$1	$1	$3	$1

[1]  Amounts represent 7% of total plan assets for 2011 and 2010 and 11% of total plan assets for 2009.

[2]  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
End of Year
Fair value of plan assets	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063
Benefit obligations	14,782	13,024	12,064	4,299	3,867	3,542	5,381	5,184	4,537
Over (under) funded status recognized in financial position	$(4,785)	$(2,264)	$(3,035)	$(1,481)	$(987)	$(745)	$(4,567)	$(4,188)	$(3,474)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$3	$4	$22	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(21)	(18)	(17)	(26)	(18)	(18)	(171)	(171)	(113)
Liability for postemployment benefits (non-current liability)	(4,764)	(2,246)	(3,018)	(1,458)	(973)	(749)	(4,396)	(4,017)	(3,361)
Net liability recognized	$(4,785)	$(2,264)	$(3,035)	$(1,481)	$(987)	$(745)	$(4,567)	$(4,188)	$(3,474)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$7,044	$4,795	$5,132	$1,712	$1,273	$1,200	$1,495	$1,195	$659
Prior service cost (credit)	63	83	132	15	43	8	(188)	(122)	(177)
Transition obligation (asset)	—	—	—	—	—	—	5	7	9
Total	$7,107	$4,878	$5,264	$1,727	$1,316	$1,208	$1,312	$1,080	$491

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Actuarial loss (gain)	$496	$94	$101
Prior service cost (credit)	20	1	(68)
Transition obligation (asset)	—	—	2
Total	$516	$95	$35

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2011	2010	2009	2011	2010	2009
Projected benefit obligation	$(14,782)	$(13,024)	$(12,064)	$(4,293)	$(3,846)	$(3,350)
Accumulated benefit obligation	$(14,055)	$(12,558)	$(11,357)	$(3,738)	$(3,485)	$(2,933)
Fair value of plan assets	$9,997	$10,760	$9,029	$2,809	$2,855	$2,584

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2011	2010	2009	2011	2010	2009
Projected benefit obligation	$(14,782)	$(13,024)	$(12,064)	$(4,112)	$(3,452)	$(1,594)
Accumulated benefit obligation	$(14,055)	$(12,558)	$(11,357)	$(3,600)	$(3,179)	$(1,503)
Fair value of plan assets	$9,997	$10,760	$9,029	$2,661	$2,514	$1,145

Information about the expected cash flow for the pension and other postretirement benefit plans

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2012 (expected)	$570	$430	$200

Expected benefit payments:
2012	$840	$190	$370
2013	850	180	380
2014	860	190	390
2015	870	200	390
2016	880	200	400
2017-2021	4,540	1,000	2,040
Total	$8,840	$1,960	$3,970

Expected Medicare Part D subsidy receipts

(Millions of dollars)	2012	2013	2014	2015	2016	2017-2021	Total
Other postretirement benefits	$15	$15	$20	$20	$20	$110	$200

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$158	$210	$176	$115	$92	$86	$84	$68	$70
Interest cost	651	652	688	182	162	146	253	245	280
Expected return on plan assets	(798)	(773)	(777)	(210)	(192)	(181)	(70)	(93)	(111)
Curtailments, settlements and special termination benefits[1]	—	28	133	19	22	36	—	—	56
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit)[2]	20	25	29	3	1	1	(55)	(55)	(40)
Net actuarial loss (gain)	451	385	248	74	65	35	108	33	20
Total cost included in operating profit	$482	$527	$497	$183	$150	$123	$322	$200	$277

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$2,700	$47	$(1,037)	$526	$136	$(88)	$408	$570	$(200)
Amortization of actuarial (loss) gain	(451)	(385)	(248)	(72)	(62)	(32)	(108)	(33)	(20)
Current year prior service cost (credit)	—	(24)	(10)	(25)	35	(2)	(121)	—	(537)
Amortization of prior service (cost) credit	(20)	(25)	(29)	(3)	(1)	(1)	55	55	40
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	2,229	(387)	(1,324)	426	108	(123)	232	590	(719)
Total recognized in net periodic cost and other comprehensive income	$2,711	$140	$(827)	$609	$258	$—	$554	$790	$(442)

Weighted-average assumptions used to determine net cost:
Discount rate	5.1%	5.4%	6.3%	4.6%	4.8%	4.7%	5.0%	5.6%	6.3%
Expected return on plan assets[3]	8.5%	8.5%	8.5%	7.1%	7.0%	6.6%	8.5%	8.5%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	4.1%	4.2%	3.8%	4.4%	4.4%	4.4%

[1] Curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.

[2] Prior service costs for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan amendment.  For other postretirement benefit plans in which all or almost all of the plan’s participants are fully eligible for benefits under the plan, prior service costs are amortized using the straight-line method over the remaining life expectancy of those participants.

[3] The weighted-average rates for 2012 are 8.0% and 7.1% for U.S. and non-U.S. plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans

(Millions of dollars)	2011	2010	2009
U.S. plans	$219	$231	$206
Non-U.S. plans	54	39	29
	$273	$270	$235

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2011	2010	2009
Pensions:
U.S. pensions	$4,764	$2,246	$3,018
Non-U.S. pensions	1,458	973	749
Total pensions	6,222	3,219	3,767
Postretirement benefits other than pensions	4,396	4,017	3,361
Other postemployment benefits	73	69	63
Defined contribution	265	279	229
	$10,956	$7,584	$7,420

Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-term borrowings
Short-term borrowings

	December 31,
(Millions of dollars)	2011	2010	2009
Machinery and Power Systems:
Notes payable to banks	$93	$204	$260
Commercial paper	—	—	173
	93	204	433
Financial Products:
Notes payable to banks	527	479	793
Commercial paper	2,818	2,710	2,162
Demand notes	550	663	695
	3,895	3,852	3,650
Total short-term borrowings	$3,988	$4,056	$4,083

Weighted-average interest rates on short-term borrowings

	December 31,
	2011	2010	2009
Notes payable to banks	7.2%	4.1%	4.6%
Commercial paper	1.0%	1.5%	1.2%
Demand notes	0.9%	1.1%	2.0%

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

	December 31,
(Millions of dollars)	2011	2010	2009
Machinery and Power Systems:
Notes—6.550% due 2011	$—	$—	$251
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	750	—	—
Notes—1.375% due 2014	750	—	—
Notes—5.700% due 2016	510	512	515
Notes—3.900% due 2021	1,245	—	—
Notes—5.200% due 2041	1,247	—	—
Debentures—9.375% due 2011	—	—	123
Debentures—7.000% due 2013	350	350	350
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	299	299	299
Debentures—7.300% due 2031	349	349	349
Debentures—5.300% due 2035 [1]	206	205	204
Debentures—6.050% due 2036	748	748	748
Debentures—8.250% due 2038	248	248	248
Debentures—6.950% due 2042	250	249	249
Debentures—7.375% due 2097	297	297	297
Capital lease obligations	46	81	211
Other	19	66	707
Total Machinery and Power Systems	8,415	4,505	5,652
Financial Products:
Commercial paper	—	—	71
Medium-term notes	15,701	14,993	15,363
Other	828	939	761
Total Financial Products	16,529	15,932	16,195
Total long-term debt due after one year	$24,944	$20,437	$21,847

[1] Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.56%.

Aggregate amounts of maturities of long-term debt

	December 31,
(Millions of dollars)	2012	2013	2014	2015	2016
Machinery and Power Systems	$558	$1,118	$757	$5	$522
Financial Products	5,102	5,816	4,664	987	1,775
	$5,660	$6,934	$5,421	$992	$2,297

Credit commitments (Tables)	12 Months Ended
Dec. 31, 2011
Credit commitments
Credit commitments

	December 31, 2011
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$8,500	$2,000	$6,500
Other external	4,210	388	3,822
Total credit lines available	12,710	2,388	10,322
Less: Global credit facilities supporting commercial paper	(2,818)	—	(2,818)
Less: Utilized credit	(2,142)	(32)	(2,110)
Available credit	$7,750	$2,356	$5,394

Profit per share (Tables)	12 Months Ended
Dec. 31, 2011
Profit per share
Computations of Profit Per Share

(Dollars in millions except per share data)	2011	2010	2009
Profit for the period (A) [1]	$4,928	$2,700	$895
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	645.0	631.5	615.2
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	21.1	18.9	10.8
Average common shares outstanding for fully diluted computation (C)	666.1	650.4	626.0
Profit per share of common stock:
Assuming no dilution (A/B)	$7.64	$4.28	$1.45
Assuming full dilution (A/C)	$7.40	$4.15	$1.43
Shares outstanding as of December 31 (in millions)	647.5	638.8	624.7

[1] Profit attributable to common stockholders.

Fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Fair value disclosures
Assets and liabilities measured at fair value

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	92	—	92

Corporate bonds
Corporate bonds	—	572	—	572
Asset-backed securities	—	111	—	111

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	310	—	310
Residential mortgage-backed securities	—	30	—	30
Commercial mortgage-backed securities	—	145	—	145

Equity securities
Large capitalization value	148	—	—	148
Smaller company growth	29	—	—	29
Total available-for-sale securities	187	1,260	—	1,447

Derivative financial instruments, net	—	145	—	145
Total Assets	$187	$1,405	$—	$1,592

Liabilities
Guarantees	$—	$—	$7	$7
Total Liabilities	$—	$—	$7	$7

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	273	—	273
Residential mortgage-backed securities	—	40	—	40
Commercial mortgage-backed securities	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$14	$—	$—	$14
Other U.S. and non-U.S. government bonds	—	65	—	65

Corporate bonds
Corporate bonds	—	475	—	475
Asset-backed securities	—	134	—	134

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	308	—	308
Residential mortgage-backed securities	—	51	—	51
Commercial mortgage-backed securities	—	162	—	162

Equity securities
Large capitalization value	89	—	—	89
Smaller company growth	24	—	—	24
Total available-for-sale securities	127	1,195	—	1,322

Derivative financial instruments, net	—	236	—	236
Securitized retained interests	—	—	102	102
Total Assets	$127	$1,431	$102	$1,660

Liabilities
Guarantees	$—	$—	$17	$17
Total Liabilities	$—	$—	$17	$17

Roll-forwards of assets and liabilities measured at fair value using Level 3 inputs

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance at December 31, 2008	$52	$14
Gains or losses included in earnings (realized and unrealized)	(31)	—
Changes in Accumulated other comprehensive income (loss)	6	—
Purchases, issuances and settlements	75	3
Balance at December 31, 2009	$102	$17
Adjustment to adopt accounting for variable-interest entities	(102)	—
Valuation adjustment	—	(6)
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance at December 31, 2010	$—	$10
Issuance of guarantees	—	4
Expiration of guarantees	—	(7)
Balance at December 31, 2011	$—	$7

Fair Values of Financial Instruments

	2011		2010		2009
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Reference
Assets at December 31,
Cash and short-term investments	$3,057	$3,057	$3,592	$3,592	$4,867	$4,867	Statement 2
Restricted cash and short-term investments	87	87	91	91	37	37	Statement 2
Available-for-sale securities	1,447	1,447	1,370	1,370	1,322	1,322	Notes 11 & 18
Finance receivables—net (excluding finance leases1)	12,689	12,516	12,568	12,480	13,077	13,234	Note 6
Wholesale inventory receivables—net (excluding finance leases1)	1,591	1,505	1,062	1,017	660	646	Note 6
Foreign currency contracts—net	—	—	63	63	192	192	Notes 3 & 18
Interest rate swaps—net	241	241	187	187	34	34	Note 3
Commodity contracts—net	—	—	17	17	10	10	Note 3
Securitized retained interests	—	—	—	—	102	102	Note 6

Liabilities at December 31,
Short-term borrowings	3,988	3,988	4,056	4,056	4,083	4,083	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	8,973	10,737	5,000	5,968	5,954	6,674	Note 14
Financial Products	21,631	22,674	19,362	20,364	21,594	22,367	Note 14
Foreign currency contracts—net	89	89	—	—	—	—	Notes 3 & 18
Commodity contracts—net	7	7	—	—	—	—	Note 3
Guarantees	7	7	10	10	17	17	Note 20

[1]      Total excluded items have a net carrying value at December 31, 2011, 2010 and 2009 of $7,324 million, $7,292 million and $7,780 million, respectively.

Operating leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating leases
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
    Years ended December 31, (Millions of dollars)
2012	2013	2014	2015	2016	Thereafter	Total
$314	$237	$196	$151	$115	$386	$1,399

Guarantees and product warranty (Tables)	12 Months Ended
Dec. 31, 2011
Guarantees and product warranty
Guarantees

(Millions of dollars)	2011	2010	2009
Caterpillar dealer guarantees	$140	$185	$313
Customer guarantees	186	170	226
Limited indemnity	11	17	20
Other guarantees	28	48	64
Total guarantees	$365	$420	$623

Product warranty

(Millions of dollars)	2011	2010	2009
Warranty liability, January 1	$1,035	$1,049	$1,201
Reduction in liability (payments)	(926)	(855)	(1,032)
Increase in liability (new warranties)	1,199	841	880
Warranty liability, December 31	$1,308	$1,035	$1,049

Segment information (Tables)	12 Months Ended
Dec. 31, 2011
Segment information
Reportable Segments

	External sales and revenues	Inter- segment sales & revenues	Total sales and revenues	Depreciation and amortization	Segment profit (loss)	Segment assets at December 31	Capital expenditures
2011
Construction Industries	$19,667	$575	$20,242	$526	$2,056	$7,942	$915
Resource Industries	15,629	1,162	16,791	463	3,334	14,559	717
Power Systems	20,114	2,339	22,453	544	3,053	8,917	834
Machinery and Power Systems	$55,410	$4,076	$59,486	$1,533	$8,443	$31,418	$2,466
Financial Products Segment	3,003	—	3,003	710	587	31,747	1,191
Total	$58,413	$4,076	$62,489	$2,243	$9,030	$63,165	$3,657

2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

2009
Construction Industries	$8,507	$516	$9,023	$555	$(768)	$6,600	$403
Resource Industries	5,857	414	6,271	313	288	3,773	243
Power Systems	13,389	855	14,244	439	1,660	6,665	531
Machinery and Power Systems	$27,753	$1,785	$29,538	$1,307	$1,180	$17,038	$1,177
Financial Products Segment	3,139	—	3,139	742	399	32,230	976
Total	$30,892	$1,785	$32,677	$2,049	$1,579	$49,268	$2,153

Reconciliation of Sales and revenues:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total external sales and revenues from reportable segments	$55,410	$3,003	$—	$58,413
All other operating segments	2,021	—	—	2,021
Other	(39)	54	(311)[1]	(296)
Total sales and revenues	$57,392	$3,057	$(311)	$60,138

2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—	$40,722
All other operating segments	2,156	—	—	2,156
Other	(65)	40	(265)[1]	(290)
Total sales and revenues	$39,867	$2,986	$(265)	$42,588

2009
Total external sales and revenues from reportable segments	$27,753	$3,139	$—	$30,892
All other operating segments	1,791	—	—	1,791
Other	(4)	29	(312)[1]	(287)
Total sales and revenues	$29,540	$3,168	$(312)	$32,396

Reconciliation of Profit before taxes:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2011
Total profit from reportable segments	$8,443	$587	$9,030
All other operating segments	837	—	837
Cost centers	14	—	14
Corporate costs	(1,173)	—	(1,173)
Timing	(203)	—	(203)
Redundancy charges	(1)	—	(1)
Methodology differences:
Inventory/cost of sales	21	—	21
Postretirement benefit expense	(670)	—	(670)
Financing costs	(408)	—	(408)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(315)	—	(315)
Interest rate swap	(149)	—	(149)
Other income/expense methodology differences	(273)	—	(273)
Other methodology differences	(42)	33	(9)
Total profit before taxes	$6,105	$620	$6,725

2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segments	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(954)	—	(954)
Timing	(185)	—	(185)
Redundancy charges	(33)	—	(33)
Methodology differences:
Inventory/cost of sales	(13)	—	(13)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	6	—	6
Interest rate swap	(10)	—	(10)
Other income/expense methodology differences	(131)	—	(131)
Other methodology differences	(16)	18	2
Total profit before taxes	$3,303	$447	$3,750

2009
Total profit from reportable segments	$1,180	$399	$1,579
All other operating segments	625	—	625
Cost centers	(50)	—	(50)
Corporate costs	(654)	—	(654)
Timing	249	—	249
Redundancy charges	(654)	(10)	(664)
Methodology differences:
Inventory/cost of sales	56	—	56
Postretirement benefit expense	(346)	—	(346)
Financing costs	(348)	—	(348)
Equity in profit of unconsolidated affiliated companies	12	—	12
Currency	256	—	256
Interest rate swap	(1)		(1)
Other income/expense methodology differences	(157)	—	(157)
Other methodology differences	6	6	12
Total profit before taxes	$174	$395	$569

Reconciliation of Redundancy costs:

(Millions of dollars)	Segment profit (loss)	Redundancy costs	Segment profit (loss) with redundancy costs
2009
Construction Industries	$(768)	$(256)	$(1,024)
Resource Industries	288	(183)	105
Power Systems	1,660	(139)	1,521
Financial Products Segment	399	(10)	389
All other operating segments	625	(76)	549
Consolidated Total	$2,204	$(664)	$1,540

Reconciliation of Assets:

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total assets from reportable segments	$31,418	$31,747	$—	$63,165
All other operating segments	2,035	—	—	2,035
Items not included in segment assets:
Cash and short-term investments	1,829	—	—	1,829
Intercompany receivables	75	—	(75)	—
Investment in Financial Products	4,035	—	(4,035)	—
Deferred income taxes	4,109	—	(533)	3,576
Goodwill, intangible assets and other assets	2,025	—	—	2,025
Operating lease methodology difference	(511)	—	—	(511)
Liabilities included in segment assets	12,088	—	—	12,088
Inventory methodology differences	(2,786)	—	—	(2,786)
Other	362	(194)	(143)	25
Total assets	$54,679	$31,553	$(4,786)	$81,446

2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segments	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

2009
Total assets from reportable segments	$17,038	$32,230	$—	$49,268
All other operating segments	2,373	—	—	2,373
Items not included in segment assets:
Cash and short-term investments	2,239	—	—	2,239
Intercompany receivables	106	—	(106)	—
Investment in Financial Products	4,514	—	(4,514)	—
Deferred income taxes	4,177	—	(434)	3,743
Goodwill, intangible assets and other assets	1,329	—	—	1,329
Operating lease methodology difference	(578)	—	—	(578)
Liabilities included in segment assets	5,053	—	—	5,053
Inventory methodology differences	(2,780)	—	—	(2,780)
Other	725	(255)	(1,079)	(609)
Total assets	$34,196	$31,975	$(6,133)	$60,038

Reconciliation of Depreciation and amortization

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total depreciation and amortization from reportable segments	$1,533	$710	$—	$2,243
Items not included in segment depreciation and amortization:
All other operating segments	172	—	—	172
Cost centers	99	—	—	99
Other	(2)	15	—	13
Total depreciation and amortization	$1,802	$725	$—	$2,527

2010
Total depreciation and amortization from reportable segments	$1,298	$715	$—	$2,013
Items not included in segment depreciation and amortization:
All other operating segments	194	—	—	194
Cost centers	97	—	—	97
Other	(16)	8	—	(8)
Total depreciation and amortization	$1,573	$723	$—	$2,296

2009
Total depreciation and amortization from reportable segments	$1,307	$742	$—	$2,049
Items not included in segment depreciation and amortization:
All other operating segments	177	—	—	177
Cost centers	128	—	—	128
Other	(18)	—	—	(18)
Total depreciation and amortization	$1,594	$742	$—	$2,336

Reconciliation of Capital expenditures

(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2011
Total capital expenditures from reportable segments	$2,466	$1,191	$—	$3,657
Items not included in segment capital expenditures:
All other operating segments	343	—	—	343
Cost centers	177	—	—	177
Timing	(211)	—	—	(211)
Other	(129)	163	(76)	(42)
Total capital expenditures	$2,646	$1,354	$(76)	$3,924

2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segments	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

2009
Total capital expenditures from reportable segments	$1,177	$976	$—	$2,153
Items not included in segment capital expenditures:
All other operating segments	87	—	—	87
Cost centers	65	—	—	65
Timing	156	—	—	156
Other	15	—	(4)	11
Total capital expenditures	$1,500	$976	$(4)	$2,472

Information about Geographic Areas:

				Net property, plant and equipment
	External Sales & Revenues[1]			December 31,
(Millions of dollars)	2011	2010	2009	2011		2010		2009
Inside United States	$18,004	$13,674	$10,560	$7,388		$6,427		$6,260
Outside United States	42,134	28,914	21,836	7,007	[2]	6,112	[2]	6,126	[2]
Total	$60,138	$42,588	$32,396	$14,395		$12,539		$12,386

[1]Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]The only country with greater than 10% of total net property, plant and equipment for the periods presented, other than the United States, is Japan with $1,220 million, $1,266 million and $1,432 million as of December 31, 2011, 2010, and 2009, respectively.

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations
Summary of assets acquired and liabilities assumed as of the acquisition date at estimated fair value

	July 8, 2011
(Millions of dollars)	Initial	Revised
Assets
Cash	$203	$204
Receivables — Trade & Other	693	689
Prepaid expenses	154	161
Inventories	2,305	2,248
Property, plant and equipment — net	692	699
Intangible assets	3,901	3,901
Goodwill	5,263	4,616
Other assets	48	79
Liabilities
Short-term borrowings	24	24
Current portion - long-term debt	16	16
Accounts payable	444	465
Accrued expenses	405	427
Customer advances	668	668
Other current liabilities	426	78
Long-term debt	1,514	1,528
Other liabilities	2,308	1,937
Net assets acquired	$7,454	$7,454

Summary of fair value estimates of the acquired identifiable intangible assets, weighted average useful lives, and balance of accumulated amortization

(Millions of dollars)	Estimated fair value of asset /(liability)	Weighted-average useful life (in years)	Accumulated amortization
Customer relationships	$2,337	15	$75
Intellectual property	1,489	12	58
Other	75	4	10
Total	$3,901	14	$143

Schedule of estimated aggregate amortization expense
(Millions of dollars)
2012	2013	2014	2015	2016	Thereafter
$299	$299	$299	$290	$280	$2,291

Unaudited pro forma financial information

	Years ended December 31,
(Dollars in millions except per share data)	2011	2010
Total Sales and revenues	$62,281	$46,239
Profit (loss)	$5,401	$2,385
Profit (loss) per common share	$8.37	$3.78
Profit (loss) per common share — diluted	$8.11	$3.67

Divestitures and Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2011
Divestitures and Assets held for sale
Major classes of assets held for sale

(Millions of dollars)	December 31, 2011

Receivables	$25
Inventory	109
Current assets held for sale	$134

Property, plant and equipment - net	$28
Intangible assets	186
Goodwill	296
Non-current assets held for sale	$510

Major classes of assets held and used but subsequently qualified for assets held for sale

(Millions of dollars)	December 31, 2011

Inventory	$13
Property, plant and equipment - net	$2
Intangible assets	$31
Goodwill	$47

Employee separation charges (Tables)	12 Months Ended
Dec. 31, 2011
Employee separation charges
Summary of separation activity

(Millions of dollars)	Total
Liability balance at December 31, 2008	$11

Increase in liability (separation charges)	$481
Reduction in liability (payments and other adjustments)	(443)
Liability balance at December 31, 2009	$49

Increase in liability (separation charges)	$33
Reduction in liability (payments and other adjustments)	(60)
Liability balance at December 31, 2010	$22

Increase in liability (separation charges)	$112
Reduction in liability (payments and other adjustments)	(44)
Liability balance at December 31, 2011	$90

Selected quarterly financial results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected quarterly financial results (unaudited)
Selected quarterly financial results

	2011 Quarter[3]
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$12,949	$14,230	$15,716	$17,243
Less: Revenues	(672)	(695)	(693)	(686)
Sales	12,277	13,535	15,023	16,557
Cost of goods sold	9,057	10,303	11,455	12,763
Gross margin	3,220	3,232	3,568	3,794
Profit (loss) [1]	$1,225	$1,015	$1,141	$1,547
Profit (loss) per common share	$1.91	$1.57	$1.76	$2.39
Profit (loss) per common share—diluted [2]	$1.84	$1.52	$1.71	$2.32

	2010 Quarter[3]
	1st	2nd	3rd	4th
Sales and revenues	$8,238	$10,409	$11,134	$12,807
Less: Revenues	(687)	(686)	(682)	(666)
Sales	7,551	9,723	10,452	12,141
Cost of goods sold	5,894	7,372	7,752	9,349
Gross margin	1,657	2,351	2,700	2,792
Profit (loss) [1]	$233	$707	$792	$968
Profit (loss) per common share	$0.37	$1.12	$1.25	$1.52
Profit (loss) per common share—diluted [2]	$0.36	$1.09	$1.22	$1.47

[1] Profit (loss) attributable to common stockholders.

[2] Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

[3] See Note 23 - Business Combinations and Note 25 - Divestitures and assets held for sale for additional information.

Operations and summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Operations and summary of significant accounting policies
Ownership percentage of investments in companies below which the entity must exercise significant influence in order to be accounted for under the equity method	20.00%
Standard invoice terms, maximum extension period (in years)	1	1	1
Standard invoice terms, amount of extension allowed to receivables	$ 341	$ 221	$ 312
Percentage of consolidated sales representing extension to standard invoice terms not more than one year	1.00%	1.00%	1.00%
Percentage of value of inventories on the LIFO basis to total inventories	65.00%	70.00%	70.00%
Incremental value of inventory if FIFO method had been in use	2,422	2,575	3,022
Depreciation on equipment leased to others	690	690	713
Consolidated depreciation expense	$ 2,211	$ 2,202	$ 2,254
Maximum amortizable period of purchased intangibles (in years)	20
Maximum
Summary of significant accounting policies
Ownership percentage of investments in companies accounted for under the equity method	50.00%
Minimum
Summary of significant accounting policies
Ownership percentage of investments in companies accounted for under the equity method	20.00%

Operations and summary of significant accounting policies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operations and summary of significant accounting policies
Restricted assets of consolidated QSPE			$ 324
Restricted liability of consolidated QSPE			327
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation	206	551	603
Pension and other postretirement benefits	(6,568)	(4,695)	(4,439)
Derivative financial instruments	(10)	45	60
Retained interests			(3)
Available-for-sale securities	44	48	15
Total accumulated other comprehensive income (loss)	$ (6,328)	$ (4,051)	$ (3,764)

Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.20%	2.30%	3.10%
Weighted-average volatility (as a percent)	32.70%	36.40%	36.00%
Volatilities, low end of range (as a percent)	20.90%	35.20%	35.80%
Volatilities, high end of range (as a percent)	45.40%	51.80%	61.00%
Risk-free interest rates, low end of range (as a percent)	0.25%	0.32%	0.17%
Risk-free interest rates, high end of range (as a percent)	3.51%	3.61%	2.99%
Weighted-average expected lives (in years)	8	7	8
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 155
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1.8
Common shares issued from treasury stock for stock-based compensation (in shares)	8,710,630	12,612,514	3,571,268
Vesting period of 2011, 2010 and 2009 awards, after the date of grant (in years)	3 years
Term life of SARs and option awards (in years)	10
Term life of vested options/SARs from separation date (in years)	5
Requisite service period (in months)	6 months
Stock options/SARs activity
Outstanding at beginning of year (in shares)	57,882,998	63,082,787	60,398,074
Granted to officers and key employees (in shares)	2,960,595	7,556,481	6,823,227
Exercised (in shares)	(10,149,476)	(12,568,232)	(3,906,785)
Forfeited / expired (in shares)	(321,126)	(188,038)	(231,729)
Outstanding at end of year (in shares)	50,372,991	57,882,998	63,082,787
Number of stock awards exercisable at end of the period (in shares)	35,523,057	41,658,033	48,256,847
Restricted stock units activity
Outstanding at beginning of year (in shares)	4,650,241	4,531,545	2,673,474
Granted to officers and key employees (in shares)	1,082,032	1,711,771	2,185,674
Vested (in shares)	(1,382,539)	(1,538,047)	(286,413)
Forfeited (in shares)	(68,244)	(55,028)	(41,190)
Outstanding at end of year (in shares)	4,281,490	4,650,241	4,531,545
Weighted- Average Exercise Price for stock options and stock appreciation rights
Outstanding at beginning of year (in dollars per share)	$ 48.5	$ 44.24	$ 45.68
Granted to officers and key employees (in dollars per share)	$ 102.13	$ 57.85	$ 22.17
Exercised (in dollars per share)	$ 41.78	$ 32.83	$ 28.13
Forfeited / expired (in dollars per share)	$ 48.02	$ 43.64	$ 38.05
Outstanding at end of year (in dollars per share)	$ 53.01	$ 48.5	$ 44.24
Exercisable at year-end (in dollars per share)	$ 52.66	$ 48.23	$ 43.14
SARs Granted to officers and key employees (in shares)	2,722,689	7,125,210	6,260,647
2009 and 2010 awards
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55
Minimum term of service to meet criteria for Long Service Separation (in years)	10
2011 award
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55
Minimum term of service to meet criteria for Long Service Separation (in years)	5

Stock-based compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock options and Stock appreciation rights outstanding
Weighted Average Exercise Price (in dollars per share)	$ 53.01	$ 48.5	$ 44.24	$ 45.68
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	35,523,057	41,658,033	48,256,847
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 52.66	$ 48.23	$ 43.14
Awards granted under Stock appreciation rights only
Awards granted during the period (in shares)	2,722,689	7,125,210	6,260,647
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 36.73	$ 22.31	$ 7.1
Intrinsic value of stock awards exercised	$ 618	$ 518	$ 77
Fair value of stock awards vested	96	124	213
Cash received from stock awards exercised	161	325	89
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted average fair value per share of stock awards granted (in dollars per share)	$ 97.51	$ 53.35	$ 20.22
Fair value of stock awards vested	143	99	10
Weighted average remaining contractual life (in years)	1
Stock-based compensation expense, before tax (in dollars)	193	226	132
Income tax benefit corresponding to stock-based compensation expense	61	73	42
Stock-based compensation expense, before tax which are related to separations due to the streamlining of corporate structure		19
Cash tax benefits realized from stock awards exercised	235	188	26
Tax benefit recordable in APIC on reduction of future income taxes payable	34
Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	50,372,991
Weighted Average Exercise Price (in dollars per share)	$ 53.01
Aggregate Intrinsic Value outstanding	1,910
Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	35,523,057
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 52.66
Aggregate Intrinsic Value of Stock awards exercisable	1,358
Exercise Price Range 22.17 To 26.03 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 22.17
Exercise Price Range 22.17 To 26.03 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 26.03
Exercise Price Range 22.17 To 26.03 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	7,058,743
Weighted Average Remaining Contractual Life outstanding (in Years)	6.14
Weighted Average Exercise Price (in dollars per share)	$ 22.66
Aggregate Intrinsic Value outstanding	482
Exercise Price Range 22.17 To 26.03 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	1,799,303
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3.13
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 24.11
Aggregate Intrinsic Value of Stock awards exercisable	120
Exercise Price Range 27.14 To 38.63 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 27.14
Exercise Price Range 27.14 To 38.63 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 38.63
Exercise Price Range 27.14 To 38.63 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	9,867,938
Weighted Average Remaining Contractual Life outstanding (in Years)	2.1
Weighted Average Exercise Price (in dollars per share)	$ 34.79
Aggregate Intrinsic Value outstanding	554
Exercise Price Range 27.14 To 38.63 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	9,867,938
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	2.1
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 34.79
Aggregate Intrinsic Value of Stock awards exercisable	554
Exercise Price Range 40.64 To 45.64 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 40.64
Exercise Price Range 40.64 To 45.64 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 45.64
Exercise Price Range 40.64 To 45.64 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	7,430,542
Weighted Average Remaining Contractual Life outstanding (in Years)	3.14
Weighted Average Exercise Price (in dollars per share)	$ 45.59
Aggregate Intrinsic Value outstanding	337
Exercise Price Range 40.64 To 45.64 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	7,430,542
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3.14
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 45.59
Aggregate Intrinsic Value of Stock awards exercisable	337
Exercise Price Range 57.85 To 66.77 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 57.85
Exercise Price Range 57.85 To 66.77 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 66.77
Exercise Price Range 57.85 To 66.77 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	11,142,739
Weighted Average Remaining Contractual Life outstanding (in Years)	7.17
Weighted Average Exercise Price (in dollars per share)	$ 59.6
Aggregate Intrinsic Value outstanding	349
Exercise Price Range 57.85 To 66.77 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	4,441,851
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	5.65
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 62.24
Aggregate Intrinsic Value of Stock awards exercisable	127
Exercise Price Range 72.05 To 102.13 | Minimum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 72.05
Exercise Price Range 72.05 To 102.13 | Maximum
Stock options and Stock appreciation rights outstanding
Exercise Price (in dollars per share)	$ 102.13
Exercise Price Range 72.05 To 102.13 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	14,873,029
Weighted Average Remaining Contractual Life outstanding (in Years)	5.73
Weighted Average Exercise Price (in dollars per share)	$ 78.26
Aggregate Intrinsic Value outstanding	188
Exercise Price Range 72.05 To 102.13 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	11,983,423
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4.9
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 72.51
Aggregate Intrinsic Value of Stock awards exercisable	$ 220

Derivative financial instruments and risk management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Derivative financial instruments and risk management
Management of foreign currency cash flow, maximum period (in years)	P5Y
Deferred net gains, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 1
Deferred net gains (losses), interest rate risk, to be reclassified from equity to current earnings over the next twelve months	$ (4)
Commodity forward and option contracts, maximum period (in years)	5

Derivative financial instruments and risk management (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Designated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	$ 232	$ 244	$ 172
Designated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	54	65	27
Designated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	19	52	125
Designated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(73)	(66)	(22)
Designated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(10)	(1)	(3)
Designated derivatives | Interest rate contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value		1	1
Designated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	15	14	18
Designated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	233	197	127
Designated derivatives | Interest rate contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value			(1)
Designated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(6)	(18)	(100)
Undesignated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	(87)	23	64
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	27	120
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	7	6	20
Undesignated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value			66
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(12)	(46)
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(16)	(9)	(18)
Undesignated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(85)	(58)	(3)
Undesignated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value			1
Undesignated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value			1
Undesignated derivatives | Interest rate contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value		(6)	(7)
Undesignated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(1)	(1)	(6)
Undesignated derivatives | Commodity contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	2	17	10
Undesignated derivatives | Commodity contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	$ (9)

Derivative financial instruments and risk management (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	$ 38	$ 107	$ (204)
Gains (Losses) on Borrowings	(43)	(98)	219
Recognized in AOCI (Effective Portion)	33	(79)	35
Reclassified from AOCI (Effective Portion)	55	(53)	90
Recognized in Earnings (Ineffective Portion)	(2)	1	11
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(149)
Gains or (Losses) on derivatives not designated as hedging instruments	(119)	(20)	(89)
Machinery and Power Systems
Derivative Instruments Gain (Loss)
Foreign exchange contracts, Recognized in AOCI (Effective Portion)	34	(72)	102
Interest rate contracts, Recognized in AOCI (Effective Portion)			(30)
Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Recognized in AOCI (Effective Portion)	(1)	(7)	(37)
Other Income (Expense) | Machinery and Power Systems
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	(1)		1
Gains (Losses) on Borrowings	1		(1)
Foreign exchange contracts, Reclassified from AOCI (Effective Portion)	70	(1)	176
Foreign exchange contracts, Recognized in Earnings (Ineffective Portion)		2	2
Interest rate contracts, Reclassified from AOCI (Effective Portion)	(3)	(3)	(3)
Foreign exchange contracts, Gains or (Losses) on derivatives not designated as hedging instruments	62	(45)	35
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(149)	(8)	(3)
Commodity contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(17)	15	10
Other Income (Expense) | Financial Products
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	39	107	(205)
Gains (Losses) on Borrowings	(44)	(98)	220
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	(2)	(1)	9
Foreign exchange contracts, Gains or (Losses) on derivatives not designated as hedging instruments	(15)	16	(134)
Interest rate contracts, Gains or (Losses) on derivatives not designated as hedging instruments		2	3
Interest expense of Financial Products | Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Reclassified from AOCI (Effective Portion)	$ (12)	$ (49)	$ (83)

Derivative financial instruments and risk management (Details 4) (USD $) In Billions, unless otherwise specified	1 Months Ended
	Dec. 31, 2011	Feb. 28, 2007
Derivative financial instruments and risk management
Stock repurchase program, funds authorized	$ 7.5	$ 7.5

Other income (expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other income (expense)
Investment and interest income	$ 85	$ 86	$ 98
Foreign exchange gains (losses)	21	(55)	184
License fee income	80	54	49
Gains (losses) on sale of securities and affiliated companies	17	9	(2)
Impairment of available-for-sale securities	(5)	(3)	(12)
Miscellaneous income (loss)	(230)	39	64
Other income (expense)	(32)	130	381
Forward starting swap costs included in Miscellaneous income (loss)	(149)
Bridge financing costs	$ 54

Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of profit (loss) before taxes
U.S	$ 2,250	$ 778	$ (648)
Non-U.S	4,475	2,972	1,217
Consolidated profit before taxes	6,725	3,750	569
Current tax provision (benefit):
U.S.	750	247	(443)
Non-U.S.	1,014	645	350
State (U.S.)	72	44	(13)
Current tax provision (benefit)	1,836	936	(106)
Deferred tax provision (benefit):
U.S.	2	103	1
Non-U.S.	(92)	(75)	(149)
State (U.S.)	(26)	4	(16)
Deferred tax provision (benefit)	(116)	32	(164)
Provision (benefit) for income taxes	1,720	968	(270)
Proceeds from net income tax and related interest refunds			136
Income taxes paid	$ 1,369	$ 264

Income taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the U.S. federal statutory rate to effective rate:
Taxes at U.S. statutory rate	$ 2,354,000,000	$ 1,313,000,000	$ 199,000,000
U. S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(467,000,000)	(339,000,000)	(261,000,000)
Non-U.S. subsidiaries taxed at other than 35% (as a percent)	(6.90%)	(9.00%)	(46.00%)
State and local taxes, net of federal	30,000,000	27,000,000	(19,000,000)
State and local taxes, net of federal (as a percent)	0.40%	0.70%	(3.30%)
Interest and penalties, net of tax	25,000,000	16,000,000	20,000,000
Interest and penalties, net of tax (as a percent)	0.40%	0.40%	3.50%
U.S. research and production incentives	(152,000,000)	(74,000,000)	(47,000,000)
U.S. research and production incentives (as a percent)	(2.30%)	(2.00%)	(8.20%)
Other-net	(7,000,000)	(5,000,000)	(29,000,000)
Other-net (as a percent)	(0.10%)	(0.10%)	(5.10%)
Total of taxes at statutory rate plus increases and decreases	1,783,000,000	938,000,000	(137,000,000)
Total of tax rates at statutory rate plus increases and decreases in the rate (as a percent)	26.50%	25.00%	(24.10%)
Tax law change related to Medicare subsidies		63,000,000
Tax law change related to Medicare subsidies (as a percent)		2.40%
Prior year tax and interest adjustments	41,000,000	(34,000,000)	(133,000,000)
Prior year tax and interest adjustments (as a percent)	0.60%	(0.90%)	(23.40%)
Divestiture of non-deductible goodwill	33,000,000
Divestiture of non-deductible goodwill (as a percent)	0.50%
Release of valuation allowances	(24,000,000)	(26,000,000)
Release of valuation allowances (as a percent)	(0.30%)	(0.70%)
Non-U.S. earnings reinvestment changes	(113,000,000)
Non-U.S. earnings reinvestment changes (as a percent)	(1.70%)
Provision (benefit) for income taxes	1,720,000,000	968,000,000	(270,000,000)
Provision (benefit) for income taxes (as a percent)	25.60%	25.80%	(47.50%)
Income Tax Reconciliation, Tax Settlements
Undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	13,000,000,000
True-up of Estimate Benefits
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999			46,000,000
Remeasure Previous Unrecognized Tax Benefits Related to Foreign Sales Corporation Commissions
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999			14,000,000
Adjust Related Estimated Interest, Net of Tax
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999			$ 25,000,000

Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets
Deferred taxes reported on line Deferred and refundable income taxes in the Statement of Financial Position	$ 1,384	$ 824	$ 802
Deferred taxes reported on line Noncurrent deferred and refundable income taxes in the Statement of Financial Position	2,157	2,493	2,704
Total deferred tax assets reported as Total assets in the Statement of Financial Position	3,541	3,317	3,506
Deferred tax liabilities
Deferred taxes reported on line Other current liabilities in the Statement of Financial Position	69	7	11
Deferred taxes reported on line Other liabilities in the Statement of Financial Position	559	141	138
Deferred income taxes-net	$ 2,913	$ 3,169	$ 3,357

Income taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred income tax assets:
Pension	$ 2,130	$ 1,065	$ 1,207
Postemployment benefits other than pensions	1,622	1,501	1,362
Tax carryforwards	821	1,117	1,185
Unrealized profit excluded from inventories	372	269	229
Warranty reserves	338	253	243
Stock based compensation	232	215	182
Post sale discounts	141	142	112
Allowance for credit losses	131	111	102
Deferred compensation	102	106	95
Other-net	645	394	396
Deferred income tax assets, Total	6,534	5,173	5,113
Deferred income tax liabilities:
Capital and intangible assets	(2,743)	(1,423)	(1,185)
Undistributed profits of non-U.S. subsidiaries	(215)
Translation	(193)	(169)	(96)
Deferred income tax liabilities, Total	(3,151)	(1,592)	(1,281)
Valuation allowance for deferred tax assets	(470)	(412)	(475)
Deferred income taxes-net	$ 2,913	$ 3,169	$ 3,357

Income taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. state taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 776
Valuation allowance on operating loss and Tax credit carryforwards	150
Tax credit carryforwards	306
U.S. state taxing jurisdictions | Over the next five to ten years
Operating loss and Tax credit carryforwards
Tax credit carryforwards	140
Non-U.S. taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	1,337
Valuation allowance on operating loss and Tax credit carryforwards	320
Non-U.S. taxing jurisdictions | 2012
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	4
Non-U.S. taxing jurisdictions | 2013
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	6
Non-U.S. taxing jurisdictions | 2014
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	16
Non-U.S. taxing jurisdictions | 2015
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	40
Non-U.S. taxing jurisdictions | 2016-2032
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	256
Non-U.S. taxing jurisdictions | Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 1,015

Income taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 789	$ 761	$ 803
Additions for tax positions related to current year	118	21	37
Additions for tax positions related to prior years	108	59	43
Reductions for tax positions related to prior years	(30)	(49)	(45)
Reductions for settlements			(61)
Reductions for expiration of statute of limitations	(27)	(3)	(16)
Unrecognized tax benefits, ending	958	789	761
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	835	667	593
Interest and penalties, recognized	39	27	(13)
Interest and penalties, accrued	$ 240	$ 201	$ 170

Cat Financial Financing Activities (Details) (Cat Financial, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Wholesale inventory receivable
Total wholesale inventory receivables	$ 1,990	$ 1,361	$ 937
2012	1,360
2013	276
2014	189
2015	55
2016	18
Total Amounts Due	1,898
Guaranteed residual value	129
Unguaranteed residual value	11
Less: Unearned income	(48)
Total wholesale inventory receivables	1,990	1,361	937
Wholesale Installment Contracts
Wholesale inventory receivable
Total wholesale inventory receivables	406
2012	204
2013	107
2014	72
2015	23
2016	7
Total Amounts Due	413
Less: Unearned income	(7)
Total wholesale inventory receivables	406
Wholesale Finance Leases
Wholesale inventory receivable
Total wholesale inventory receivables	399
2012	128
2013	74
2014	58
2015	23
2016	9
Total Amounts Due	292
Guaranteed residual value	129
Unguaranteed residual value	11
Less: Unearned income	(33)
Total wholesale inventory receivables	399
Wholesale Notes
Wholesale inventory receivable
Total wholesale inventory receivables	1,185
2012	1,028
2013	95
2014	59
2015	9
2016	2
Total Amounts Due	1,193
Less: Unearned income	(8)
Total wholesale inventory receivables	$ 1,185

Cat Financial Financing Activities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Contractual maturities of outstanding finance receivables
2012	$ 7,816
2013	5,142
2014	3,103
2015	1,825
2016	1,088
Thereafter	1,024
Total amounts due	19,998
Guaranteed Residual value	393
Unguaranteed Residual value	461
Less: Unearned income	(872)
Total	19,980
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2012	1,771
2013	1,199
2014	772
2015	371
2016	111
Thereafter	19
Total amounts due	4,243
Less: Unearned income	(59)
Total	4,184
Retail finance leases
Contractual maturities of outstanding finance receivables
2012	3,052
2013	2,002
2014	1,070
2015	458
2016	211
Thereafter	125
Total amounts due	6,918
Guaranteed Residual value	393
Unguaranteed Residual value	461
Less: Unearned income	(738)
Total	7,034
Retail Notes
Contractual maturities of outstanding finance receivables
2012	2,993
2013	1,941
2014	1,261
2015	996
2016	766
Thereafter	880
Total amounts due	8,837
Less: Unearned income	(75)
Total	$ 8,762

Cat Financial Financing Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010	Dec. 31, 2009
Cat Financial Financing Activities
Period after which collection of future income is considered as not probable (in days)	120
Impaired loans and finance leases
Recorded Investment	$ 527	$ 641	$ 513
Unpaid Principal Balance	510	626
Related Allowance	56	79	117
Average recorded investment	665	604	425
Interest Income Recognized	22	23
Period after which unpaid contractual payments are considered as past due (in days)	30
Investment in loans/finance leases on nonaccrual status	472	639	678
Past due loans and finance leases
31-60	194	291
61-90	104	106
91+	442	569
Total Past Due	740	966
Current	19,240	18,957
Total Finance Receivables	19,980	19,923
91+ Still Accruing	58	91	134
Finance Leases
Impaired loans and finance leases
Recorded Investment			65
Finance Leases
Impaired loans and finance leases
Recorded Investment			448
Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	278	283
Unpaid Principal Balance	270	281
Average recorded investment	329	152
Interest Income Recognized	12	2
Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	249	358
Unpaid Principal Balance	240	345
Related Allowance	56	79
Average recorded investment	336	452
Interest Income Recognized	10	21
North America
Past due loans and finance leases
Total Finance Receivables	7,291	7,739
Europe
Past due loans and finance leases
Total Finance Receivables	2,281	2,551
Asia Pacific
Past due loans and finance leases
Total Finance Receivables	4,523	3,680
Latin America
Past due loans and finance leases
Total Finance Receivables	2,965	2,883
Global Power Finance
Past due loans and finance leases
Total Finance Receivables	2,920	3,070
Customer
Past due loans and finance leases
Total Finance Receivables	17,593	17,980
Customer | North America
Impaired loans and finance leases
Recorded Investment	146	278
Unpaid Principal Balance	139	272
Related Allowance	15	44
Average recorded investment	232	310
Interest Income Recognized	9	13
Investment in loans/finance leases on nonaccrual status	112	217
Past due loans and finance leases
31-60	74	139
61-90	39	44
91+	111	228
Total Past Due	224	411
Current	5,378	6,037
Total Finance Receivables	5,602	6,448
91+ Still Accruing	9	27
Customer | North America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	77	87
Unpaid Principal Balance	75	87
Average recorded investment	90	39
Interest Income Recognized	4	2
Customer | North America | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	69	191
Unpaid Principal Balance	64	185
Related Allowance	15	44
Average recorded investment	142	271
Interest Income Recognized	5	11
Customer | Europe
Impaired loans and finance leases
Recorded Investment	41	68
Unpaid Principal Balance	37	61
Related Allowance	12	15
Average recorded investment	55	92
Interest Income Recognized	2	4
Investment in loans/finance leases on nonaccrual status	58	89
Past due loans and finance leases
31-60	27	27
61-90	11	12
91+	57	106
Total Past Due	95	145
Current	2,129	2,365
Total Finance Receivables	2,224	2,510
91+ Still Accruing	10	26
Customer | Europe | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	5	6
Unpaid Principal Balance	4	4
Average recorded investment	5	7
Customer | Europe | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	36	62
Unpaid Principal Balance	33	57
Related Allowance	12	15
Average recorded investment	50	85
Interest Income Recognized	2	4
Customer | Asia Pacific
Impaired loans and finance leases
Recorded Investment	38	40
Unpaid Principal Balance	38	40
Related Allowance	7	7
Average recorded investment	35	49
Interest Income Recognized	2	3
Investment in loans/finance leases on nonaccrual status	36	31
Past due loans and finance leases
31-60	47	63
61-90	23	17
91+	50	37
Total Past Due	120	117
Current	4,242	3,412
Total Finance Receivables	4,362	3,529
91+ Still Accruing	14	12
Customer | Asia Pacific | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	12	13
Unpaid Principal Balance	12	13
Average recorded investment	13	9
Interest Income Recognized	1
Customer | Asia Pacific | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	26	27
Unpaid Principal Balance	26	27
Related Allowance	7	7
Average recorded investment	22	40
Interest Income Recognized	1	3
Customer | Latin America
Impaired loans and finance leases
Recorded Investment	34	47
Unpaid Principal Balance	34	46
Related Allowance	6	9
Average recorded investment	48	44
Interest Income Recognized	3	3
Investment in loans/finance leases on nonaccrual status	108	139
Past due loans and finance leases
31-60	32	44
61-90	15	16
91+	99	144
Total Past Due	146	204
Current	2,339	2,222
Total Finance Receivables	2,485	2,426
91+ Still Accruing		1
Customer | Latin America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	9	3
Unpaid Principal Balance	9	3
Average recorded investment	9	5
Interest Income Recognized	1
Customer | Latin America | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	25	44
Unpaid Principal Balance	25	43
Related Allowance	6	9
Average recorded investment	39	39
Interest Income Recognized	2	3
Customer | Global Power Finance
Impaired loans and finance leases
Recorded Investment	268	208
Unpaid Principal Balance	262	207
Related Allowance	16	4
Average recorded investment	295	109
Interest Income Recognized	6
Investment in loans/finance leases on nonaccrual status	158	163
Past due loans and finance leases
31-60	14	18
61-90	16	17
91+	125	54
Total Past Due	155	89
Current	2,765	2,978
Total Finance Receivables	2,920	3,067
91+ Still Accruing	25	25
Customer | Global Power Finance | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	175	174
Unpaid Principal Balance	170	174
Average recorded investment	212	92
Interest Income Recognized	6
Customer | Global Power Finance | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	93	34
Unpaid Principal Balance	92	33
Related Allowance	16	4
Average recorded investment	83	17
Dealer
Past due loans and finance leases
Total Finance Receivables	2,387	1,943
Dealer | North America
Past due loans and finance leases
Current	1,689	1,291
Total Finance Receivables	1,689	1,291
Dealer | Europe
Past due loans and finance leases
Current	57	41
Total Finance Receivables	57	41
Dealer | Asia Pacific
Past due loans and finance leases
Current	161	151
Total Finance Receivables	161	151
Dealer | Latin America
Past due loans and finance leases
Current	480	457
Total Finance Receivables	480	457
Dealer | Global Power Finance
Past due loans and finance leases
Current		3
Total Finance Receivables		$ 3

Cat Financial Financing Activities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit loss activity:
Balance at beginning of year	$ 362	$ 376	$ 391
Receivables written off	(210)	(288)	(281)
Recoveries on receivables previously written off	52	51	28
Provision for credit losses	168	205	225
Other	(6)
Adjustment to adopt consolidation of variable-interest entities		18
Other-net			13
Balance at end of year	366	362	376
Customer
Allowance for credit loss activity:
Balance at beginning of year	357
Receivables written off	(210)
Recoveries on receivables previously written off	52
Provision for credit losses	167
Other	(6)
Balance at end of year	360
Dealer
Allowance for credit loss activity:
Balance at beginning of year	5
Provision for credit losses	1
Balance at end of year	$ 6

Cat Financial Financing Activities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	$ 56	$ 79
Ending Balance - collectively evaluated for impairment	310	283
Ending Balance - allowance for credit losses	366	362	376	391
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	527	641
Ending Balance - collectively evaluated for impairment	19,453	19,282
Ending Balance - recorded investment in finance receivables	19,980	19,923
North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	7,291	7,739
Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,281	2,551
Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	4,523	3,680
Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,965	2,883
Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,920	3,070
Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	19,508	19,284
Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	7,179	7,522
Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,223	2,462
Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	4,487	3,649
Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,857	2,744
Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,762	2,907
Non-Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	472	639
Non-Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	112	217
Non-Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	58	89
Non-Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	36	31
Non-Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	108	139
Non-Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	158	163
Customer
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	56	79
Ending Balance - collectively evaluated for impairment	304	278
Ending Balance - allowance for credit losses	360	357
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	527	641
Ending Balance - collectively evaluated for impairment	17,066	17,339
Ending Balance - recorded investment in finance receivables	17,593	17,980
Customer | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	5,602	6,448
Customer | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,224	2,510
Customer | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	4,362	3,529
Customer | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,485	2,426
Customer | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,920	3,067
Customer | Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	17,121	17,341
Customer | Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	5,490	6,231
Customer | Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,166	2,421
Customer | Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	4,326	3,498
Customer | Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,377	2,287
Customer | Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,762	2,904
Customer | Non-Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	472	639
Customer | Non-Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	112	217
Customer | Non-Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	58	89
Customer | Non-Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	36	31
Customer | Non-Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	108	139
Customer | Non-Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	158	163
Dealer
Allowance for Credit Losses:
Ending Balance - collectively evaluated for impairment	6	5
Ending Balance - allowance for credit losses	6	5
Recorded Investment in Finance Receivables:
Ending Balance - collectively evaluated for impairment	2,387	1,943
Ending Balance - recorded investment in finance receivables	2,387	1,943
Dealer | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,689	1,291
Dealer | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	57	41
Dealer | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	161	151
Dealer | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	480	457
Dealer | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables		3
Dealer | Performing
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	2,387	1,943
Dealer | Performing | North America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	1,689	1,291
Dealer | Performing | Europe
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	57	41
Dealer | Performing | Asia Pacific
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	161	151
Dealer | Performing | Latin America
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables	480	457
Dealer | Performing | Global Power Finance
Recorded Investment in Finance Receivables:
Ending Balance - recorded investment in finance receivables		$ 3

Cat Financial Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 customer
Other European customers
Loan and finance lease receivables modified as TDRs
Pre-TDR Outstanding Recorded Investment	$ 43
Post-TDR Outstanding Recorded Investment	43
Number of customers	1
Other customers
Loan and finance lease receivables modified as TDRs
Pre-TDR Outstanding Recorded Investment	104
Post-TDR Outstanding Recorded Investment	104
Number of customers	3
Customer
Loan and finance lease receivables modified as TDRs
Number of Contracts	125
Pre-TDR Outstanding Recorded Investment	184
Post-TDR Outstanding Recorded Investment	184
TDRs which had been modified within twelve months of the default date
Number of Contracts	70
Post-TDR Recorded Investment	101
Customer | North America
Loan and finance lease receivables modified as TDRs
Number of Contracts	71
Pre-TDR Outstanding Recorded Investment	13
Post-TDR Outstanding Recorded Investment	13
TDRs which had been modified within twelve months of the default date
Number of Contracts	48
Post-TDR Recorded Investment	26
Customer | Europe
Loan and finance lease receivables modified as TDRs
Number of Contracts	7
Pre-TDR Outstanding Recorded Investment	44
Post-TDR Outstanding Recorded Investment	44
TDRs which had been modified within twelve months of the default date
Number of Contracts	1
Post-TDR Recorded Investment	1
Customer | Latin America
Loan and finance lease receivables modified as TDRs
Number of Contracts	12
Pre-TDR Outstanding Recorded Investment	10
Post-TDR Outstanding Recorded Investment	10
TDRs which had been modified within twelve months of the default date
Number of Contracts	7
Post-TDR Recorded Investment	4
Customer | Global Power Finance
Loan and finance lease receivables modified as TDRs
Number of Contracts	35
Pre-TDR Outstanding Recorded Investment	117
Post-TDR Outstanding Recorded Investment	117
TDRs which had been modified within twelve months of the default date
Number of Contracts	14
Post-TDR Recorded Investment	70
Remaining commitments	15
Additional investments not recorded	25
Customer | Other customers
Loan and finance lease receivables modified as TDRs
Number of customers	2
TDRs which had been modified within twelve months of the default date
Post-TDR Recorded Investment	$ 65

Cat Financial Financing Activities (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009 Asset-backed securities	Dec. 31, 2009 Asset-backed securities M	Dec. 31, 2010 Asset-backed securities	Dec. 31, 2009 Asset-backed securities Maximum	Dec. 31, 2009 Asset-backed securities Minimum
Finance Receivables
Restricted assets of consolidated VIE			$ 324			$ 136
Restricted liabilities of consolidated VIE			327			73
Amount deposited in supplemental reserve accounts to maintain credit rating				80
Outstanding retained interests of retail finance receivables, at fair value					102
Outstanding retained interests of retail finance receivables, at cost					107
Retained interests in a continuous unrealized loss position for twelve months or longer, at fair value					102
Retained interests in a continuous unrealized loss position for twelve months or longer, at cost					107
Cash flow weighted-average discount rates on retained interests (as a percent)							12.40%	7.70%
Weighted-average maturity (in months)					22
Expected prepayment rate (as a percent)					18.00%
Expected credit losses (as a percent)							4.80%	4.70%
Characteristics of securitized retail receivables:
Total securitized principal balance at December 31,					346
Average securitized principal balance for the year ended December 31,					583
Loans > 30 days past due at year ended December 31,					62
Net credit losses during the year					36
Cash flows from retail securitizations:
Purchases of contracts through clean-up calls					95
Servicing fees received					6
Other cash flows received on retained interests					10
Other than temporary impairment losses
Portion of losses recognized in Accumulated other comprehensive income (loss) before taxes					12
Net impairment losses recognized in earnings	$ 5	$ 3	$ 12		$ 34

Cat Financial Financing Activities (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Cat Financial Financing Activities
Annual servicing fee percentage	0.50%
Consolidated expenses related to sale of trade receivables	$ 4
Cash flows from sale of trade receivables:
Cash proceeds from sales of receivables to the conduits	887
Servicing fees received	1
Cash flows received on the interests that continue to be held	$ 7,548

Inventories (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Inventories
Raw materials	$ 3,872	$ 1,979	$ 2,766
Work-in-process	2,845	656	1,483
Finished goods	7,570	3,465	5,098
Supplies	257	260	240
Total inventories	14,544	6,360	9,587
Long-term material purchase obligations	1,628
Liquidation of LIFO inventory layers, effect on cost of goods sold		300
Liquidation of LIFO inventory layers, effect on profit		$ 240
Liquidation of LIFO inventory layers, effect on profit per share (in dollars per share)		$ 0.39

Property, plant and equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Total property, plant and equipment, at cost	$ 27,326	$ 24,906	$ 24,221
Less: Accumulated depreciation	(12,931)	(12,367)	(11,835)
Property, plant and equipment - net	14,395	12,539	12,386
Commitments for the purchase or construction of capital assets	746
Assets recorded under capital leases
Gross capital leases	131	251	493
Less: Accumulated depreciation	(75)	(134)	(258)
Net capital leases	56	117	235
Minimum rental payments on assets recorded under capital leases were:
2012	19
2013	14
2014	8
2015	4
2016	2
Thereafter	18
Minimum rental payments to be received for equipment leased to others were:
2012	739
2013	509
2014	296
2015	150
2016	53
Thereafter	27
Land
Property, plant and equipment
Total property, plant and equipment, at cost	753	682	639
Buildings and land improvements
Property, plant and equipment
Minimum Useful Lives (Years)	20
Maximum Useful Lives (Years)	45
Total property, plant and equipment, at cost	5,857	5,174	4,914
Machinery, equipment and other
Property, plant and equipment
Minimum Useful Lives (Years)	3
Maximum Useful Lives (Years)	10
Total property, plant and equipment, at cost	14,435	13,414	12,917
Equipment leased to others
Property, plant and equipment
Minimum Useful Lives (Years)	1
Maximum Useful Lives (Years)	10
Total property, plant and equipment, at cost	4,285	4,444	4,717
Less: Accumulated depreciation	(1,406)	(1,533)	(1,616)
Property, plant and equipment - net	2,879	2,911	3,101
Construction-in-process
Property, plant and equipment
Total property, plant and equipment, at cost	$ 1,996	$ 1,192	$ 1,034

Investments in unconsolidated affiliated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Results of Operations of unconsolidated affiliated companies:
Sales	$ 966	$ 812	$ 569
Cost of sales	797	627	434
Gross profit	169	185	135
Profit (loss)	(46)	(36)	(39)
Assets:
Current assets	345	414	223
Property, plant and equipment - net	200	196	219
Other assets	9	39	5
Assets	554	649	447
Liabilities:
Current liabilities	220	274	250
Long-term debt due after one year	72	72	41
Other liabilities	17	40	17
Liabilities	309	386	308
Equity	245	263	139
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies	111	135	70
Plus: Investments in cost method companies	22	29	35
Total investments in unconsolidated affiliated companies	$ 133	$ 164	$ 105

Intangible assets and goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended				12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Pyroban Group Limited	Dec. 31, 2011 MWM Holding GmbH	Oct. 31, 2011 MWM Holding GmbH	Dec. 31, 2010 Electro-Motive Diesel	Aug. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 JCS Company, Ltd.	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 FCM Rail Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2011 Customer relationships Y	Dec. 31, 2010 Customer relationships Y	Dec. 31, 2009 Customer relationships Y	Dec. 31, 2011 Customer relationships Bucyrus International, Inc.	Dec. 31, 2011 Intellectual property Y	Dec. 31, 2010 Intellectual property Y	Dec. 31, 2009 Intellectual property Y	Dec. 31, 2011 Other. Y	Dec. 31, 2010 Other. Y	Dec. 31, 2009 Other. Y
Intangible assets
Weighted Amortizable Life (in years)	13	14	15													15	17	18		11	9	10	11	13	11
Gross Carrying Amount	$ 4,904	$ 1,133	$ 737													$ 2,811	$ 630	$ 396		$ 1,794	$ 306	$ 211	$ 299	$ 197	$ 130
Accumulated Amortization	(554)	(346)	(272)	(143)												(213)	(108)	(75)		(244)	(166)	(143)	(97)	(72)	(54)
Net	4,350	787	465													2,598	522	321		1,550	140	68	202	125	76
Indefinite-lived intangible assets in process research & development	18	18							18
Total intangible assets, net	4,368	805	465
Total intangible assets, gross carrying amount	4,922	1,151	737
Finite-lived intangible assets acquired	4,167	409		3,901	41	221	221	329	329	28	28	12	12	10	10
Customer relationship intangibles																			63
Intangible assets	186																		186
Amortization expense	233	76	61	143
2012	389			299
2013	382			299
2014	379			299
2015	373			290
2016	364			280
Thereafter	$ 2,481			$ 2,291

Intangible assets and goodwill (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended																		12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Bucyrus International, Inc.	Jul. 08, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Pyroban Group Limited	Aug. 31, 2011 Pyroban Group Limited	Dec. 31, 2011 MWM Holding GmbH	Oct. 31, 2011 MWM Holding GmbH	Dec. 31, 2010 Electro-Motive Diesel	Aug. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 FCM Rail Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 JCS Company, Ltd.	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 Other acquisitions	Dec. 31, 2009 Forestry Division of Blount International, Inc.	Dec. 31, 2011 Construction Industries	Dec. 31, 2010 Construction Industries	Dec. 31, 2009 Construction Industries	Dec. 31, 2011 Resource Industries	Dec. 31, 2010 Resource Industries	Dec. 31, 2009 Resource Industries	Dec. 31, 2011 Resource Industries Bucyrus International, Inc.	Dec. 31, 2011 Power Systems	Dec. 31, 2010 Power Systems	Dec. 31, 2009 Power Systems	Dec. 31, 2011 Other	Dec. 31, 2009 Other	Dec. 31, 2008 Other
Carrying amount of goodwill by reportable segment
Goodwill acquired in business combination	$ 5,026			$ 4,616	$ 4,616	$ 23	$ 23	$ 387	$ 387	$ 286	$ 286	$ 17	$ 17	$ 15	$ 15	$ 8	$ 8	$ 8								$ 4,616
Goodwill:
Balance	2,614	2,269	2,261																	357	342	319	51	47	66		2,077	1,751	1,747	129	129	129
Impairment of goodwill			(22)																(22)						(22)
Business combination	5,026	334																			5		4,616	3			410	326
Business divestitures	(113)			113																			(101)							(12)
Held for sale	(296)																						(296)
Other adjustments	(151)	11	30																	21	10	23	(171)	1	3		(1)		4
Balance	$ 7,080	$ 2,614	$ 2,269																	$ 378	$ 357	$ 342	$ 4,099	$ 51	$ 47		$ 2,486	$ 2,077	$ 1,751	$ 117	$ 129	$ 129

Available-for-sale securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities.
Cost Basis	$ 1,375	$ 1,293	$ 1,301
Unrealized pretax net gains (losses)	72	77	21
Fair Value	1,447	1,370	1,322
U.S. governmental agency
Schedule of Available-for-sale Securities.
Fair Value	310
U.S. treasury bonds
Schedule of Available-for-sale Securities.
Cost Basis	10	12	14
Fair Value	10	12	14
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities.
Cost Basis	90	76	65
Unrealized pretax net gains (losses)	2	1
Fair Value	92	77	65
Corporate bonds
Schedule of Available-for-sale Securities.
Cost Basis	542	481	455
Unrealized pretax net gains (losses)	30	30	20
Fair Value	572	511	475
Asset-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	112	136	141
Unrealized pretax net gains (losses)	(1)		(7)
Fair Value	111	136	134
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	297	258	295
Unrealized pretax net gains (losses)	13	15	13
Fair Value	310	273	308
Residential mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	33	43	61
Unrealized pretax net gains (losses)	(3)	(3)	(10)
Fair Value	30	40	51
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	142	164	175
Unrealized pretax net gains (losses)	3	4	(13)
Fair Value	145	168	162
Large capitalization value
Schedule of Available-for-sale Securities.
Cost Basis	127	100	76
Unrealized pretax net gains (losses)	21	22	13
Fair Value	148	122	89
Smaller company growth
Schedule of Available-for-sale Securities.
Cost Basis	22	23	19
Unrealized pretax net gains (losses)	7	8	5
Fair Value	$ 29	$ 31	$ 24

Available-for-sale securities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities
Charges recognized for "other-than-temporary" declines in the market values of equities securities	$ 5	$ 3	$ 12
Less than 12 months
Fair Value	164	38	55
Unrealized Losses	8	1	1
12 months or more
Fair Value	53	70	199
Unrealized Losses	10	11	38
Total
Fair Value	217	108	254
Unrealized Losses	18	12	39
Corporate bonds
Less than 12 months
Fair Value	54		25
Unrealized Losses	1
12 months or more
Fair Value	1		10
Unrealized Losses			1
Total
Fair Value	55		35
Unrealized Losses	1		1
Asset-backed securities
Less than 12 months
Fair Value	1	19	4
Unrealized Losses			1
12 months or more
Fair Value	20	19	44
Unrealized Losses	5	4	10
Total
Fair Value	21	38	48
Unrealized Losses	5	4	11
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	51
Unrealized Losses	1
Total
Fair Value	51
Unrealized Losses	1
Residential mortgage-backed securities
Less than 12 months
Fair Value	3	2
12 months or more
Fair Value	18	25	49
Unrealized Losses	3	4	10
Total
Fair Value	21	27	49
Unrealized Losses	3	4	10
Commercial mortgage-backed securities
Less than 12 months
Fair Value	15	3	24
12 months or more
Fair Value	8	14	73
Unrealized Losses	1	1	14
Total
Fair Value	23	17	97
Unrealized Losses	1	1	14
Large capitalization value
Less than 12 months
Fair Value	36	14	2
Unrealized Losses	5	1
12 months or more
Fair Value	6	12	23
Unrealized Losses	1	2	3
Total
Fair Value	42	26	25
Unrealized Losses	6	3	3
Smaller company growth
Less than 12 months
Fair Value	4
Unrealized Losses	1
Total
Fair Value	4
Unrealized Losses	$ 1

Available-for-sale securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities
Due in one year or less, Cost Basis	$ 69
Due after one year through five years, Cost Basis	479
Due after five years through ten years, Cost Basis	152
Due after ten years, Cost Basis	54
Due in one year or less, Fair Value	70
Due after one year through five years, Fair Value	493
Due after five years through ten years, Fair Value	171
Due after ten years, Fair Value	51
Schedule of Available-for-sale Securities.
Cost Basis	1,375	1,293	1,301
Fair Value	1,447	1,370	1,322
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from the sale of available-for-sale securities	247	228	291
Gross gains from the sale of available-for-sale securities	4	10	9
Gross losses from the sale of available-for-sale securities	1	1	10
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	297	258	295
Fair Value	310	273	308
Residential mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	33	43	61
Fair Value	30	40	51
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	142	164	175
Fair Value	$ 145	$ 168	$ 162

Postemployment benefit plans (Details) (USD $)	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010 U.S. Pension Benefits	Aug. 31, 2010 U.S. Pension Benefits	Dec. 31, 2009 U.S. Pension Benefits US Separation Programs	Dec. 31, 2009 Non-U.S. Pension Benefits Non-U.S. Separation Programs	Mar. 31, 2009 Other Postretirement Benefits Y	Dec. 31, 2009 Other Postretirement Benefits Y	Dec. 31, 2011 Other Postretirement Benefits	Dec. 31, 2010 Other Postretirement Benefits	Dec. 31, 2009 Other Postretirement Benefits US Separation Programs	Dec. 31, 2009 Other Postretirement Benefits Non-U.S. Separation Programs
Defined Benefit Plan Disclosure
Net Curtailment losses for defined benefit pension and other postretirement plans			$ 127,000,000						$ 55,000,000	$ 1,000,000
Settlement losses for defined benefit pension and other postretirement plans				34,000,000
Early retirement pension benefit costs			6,000,000	2,000,000
Amendments to Pension and Other Postretirement Benefit Plans
Increase (decrease) in post employment benefit liability due to plan remeasurement		1,320,000,000			(432,000,000)	(101,000,000)
Increase (decrease) in accumulated other comprehensive income	(831,000,000)				272,000,000	64,000,000
Curtailment losses due to pension plan amendment	28,000,000
Reduction in other postretirement benefits expense due to plan amendment						$ 60,000,000	$ 110,000,000	$ 110,000,000
Minimum age of retirees that will be impacted by plan amendment (in years)					65	65
Period over which decrease in liability for postretirement benefits will be amortized into earnings (in years)					7 years	7 years

Postemployment benefit plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	$ 13,024	$ 12,064	$ 11,493
Service cost	158	210	176
Interest cost	651	652	688
Plan amendments	1	4
Actuarial losses (gains)	1,635	1,140	380
Benefits paid - gross	(823)	(820)	(796)
Curtailments, settlements and special termination benefits	(3)	(235)	123
Acquisitions / other	139	9
Benefit obligation, end of year	14,782	13,024	12,064
Accumulated benefit obligation, end of year	14,055	12,558	11,357
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.30%	5.10%	5.70%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	3,867	3,542	3,219
Service cost	115	92	86
Interest cost	182	162	146
Plan amendments	(24)	35
Actuarial losses (gains)	312	153	45
Foreign currency exchange rates	(32)	34	322
Participant contributions	9	9	10
Benefits paid - gross	(187)	(168)	(212)
Curtailments, settlements and special termination benefits	(83)	(52)	(74)
Acquisitions / other	140	60
Benefit obligation, end of year	4,299	3,867	3,542
Accumulated benefit obligation, end of year	3,744	3,504	3,082
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.30%	4.60%	4.80%
Rate of compensation increase (as a percent)	3.90%	4.20%	4.20%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	5,184	4,537	5,017
Service cost	84	68	70
Interest cost	253	245	280
Plan amendments	(121)		(549)
Actuarial losses (gains)	306	602	(58)
Foreign currency exchange rates	(19)	14	29
Participant contributions	44	45	51
Benefits paid - gross	(388)	(379)	(390)
Less: federal subsidy on benefits paid	14	15	21
Curtailments, settlements and special termination benefits	(6)		66
Acquisitions / other	30	37
Benefit obligation, end of year	5,381	5,184	4,537
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	4.30%	5.00%	5.60%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost	28
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost	(23)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation	328
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation	$ (277)

Postemployment benefit plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Target allocations
Fair value of plan assets, beginning of year	$ 10,760	$ 9,029	$ 6,745
Actual return on plan assets	(270)	1,628	2,194
Company contributions	212	919	886
Benefits paid	(823)	(820)	(796)
Acquisitions / other	118	4
Fair value of plan assets, end of year	9,997	10,760	9,029
Company contributions through common stock			650
U.S. Pension Benefits | Equities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	70.00%
Portion of equity securities invested in U.S. large and small-cap companies (as a percent)	60.00%
U.S. Pension Benefits | Real estate
Target allocations
Fair value of plan assets, end of year	8	10	10
U.S. Pension Benefits | Debt securities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	30.00%
Non-U.S. Pension Benefits
Target allocations
Fair value of plan assets, beginning of year	2,880	2,797	2,175
Actual return on plan assets	(83)	193	390
Foreign currency exchange rates	(1)	17	243
Company contributions	234	58	263
Participant contributions	9	9	10
Benefits paid	(187)	(168)	(212)
Settlements and special termination benefits	(41)	(51)	(72)
Acquisitions / other	7	25
Fair value of plan assets, end of year	2,818	2,880	2,797
Non-U.S. Pension Benefits | Equities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	58.00%
Non-U.S. Pension Benefits | Real estate
Target allocations
Fair value of plan assets, beginning of year	179
Fair value of plan assets, end of year	197		151
Defined benefit plan, target allocation of assets (as a percent)	6.00%
Non-U.S. Pension Benefits | Other;
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	2.00%
Non-U.S. Pension Benefits | Debt securities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	34.00%
Other Postretirement Benefits
Target allocations
Fair value of plan assets, beginning of year	996	1,063	1,042
Actual return on plan assets	(45)	129	266
Company contributions	207	138	94
Participant contributions	44	45	51
Benefits paid	(388)	(379)	(390)
Fair value of plan assets, end of year	$ 814	$ 996	$ 1,063
Other Postretirement Benefits | Equities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	80.00%
Other Postretirement Benefits | Debt securities
Target allocations
Defined benefit plan, target allocation of assets (as a percent)	20.00%

Postemployment benefit plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	$ 10,760	$ 9,029	$ 6,745
Fair value of plan assets, end of year	9,997	10,760	9,029
Caterpillar Inc. common stock	653	779	1,016
Company contributions	212	919	886
Percentage of Caterpillar common stock to total plan assets	7.00%	7.00%	11.00%
Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	2,880	2,797	2,175
Fair value of plan assets, end of year	2,818	2,880	2,797
Caterpillar Inc. common stock	1	2	1
Company contributions	234	58	263
Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	996	1,063	1,042
Fair value of plan assets, end of year	814	996	1,063
Caterpillar Inc. common stock	1	3	1
Company contributions	207	138	94
U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4,391	5,022	4,653
U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	357	359	330
U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	410	512	531
Non-U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,366	2,888	1,837
Non-U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	906	1,007	952
Non-U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	191	289	279
Global equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	238	190	158
U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,213	1,450	1,235
U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	20	20	23
U.S. corporate bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	67	79	95
Non-U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	149	93	71
Non-U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	400	379	366
Non-U.S. corporate bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	8	6	8
U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	469	304	323
U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	5	1
U.S. government bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	21	14	24
U.S. governmental agency mortgage-backed securities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	894	638	562
U.S. governmental agency mortgage-backed securities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	47	43	54
Non-U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	31	22	9
Non-U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	200	164	158
Non-U.S. government bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1	1
Global fixed income | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	363	374	361
Real estate | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	8	10	10
Real estate | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	197	179	151
Cash and short-term instruments | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	62	62	108
Other, | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	141	141	189
Cash, short-term instruments and other | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	476	333	329
Cash, short-term instruments and other | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	134	203	297
Cash, short-term instruments and other | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	69	52	71
Level 1 | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	6,728	7,929	6,550
Level 1 | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,485	1,489	1,444
Level 1 | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	605	820	823
Level 1 | U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4,314	4,975	4,634
Level 1 | U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	356	359	330
Level 1 | U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	410	512	531
Level 1 | Non-U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2,366	2,884	1,803
Level 1 | Non-U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	822	916	863
Level 1 | Non-U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	191	289	273
Level 1 | Global equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	198	153	144
Level 1 | Cash and short-term instruments | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	59	59	104
Level 1 | Other, | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	2	2	3
Level 1 | Cash, short-term instruments and other | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	48	70	113
Level 1 | Cash, short-term instruments and other | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	109	61	107
Level 1 | Cash, short-term instruments and other | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4	19	19
Level 2 | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3,133	2,723	2,361
Level 2 | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,227	1,257	1,212
Level 2 | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	209	176	240
Level 2 | U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		1	2
Level 2 | U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1
Level 2 | Non-U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	84	90	84
Level 2 | Non-U.S. equities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year			6
Level 2 | Global equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	40	37	14
Level 2 | U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1,178	1,412	1,179
Level 2 | U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	16	18	22
Level 2 | U.S. corporate bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	67	79	95
Level 2 | Non-U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	143	92	70
Level 2 | Non-U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	395	374	355
Level 2 | Non-U.S. corporate bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	8	6	8
Level 2 | U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	462	299	323
Level 2 | U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	5	1
Level 2 | U.S. government bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	21	14	24
Level 2 | U.S. governmental agency mortgage-backed securities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	891	634	562
Level 2 | U.S. governmental agency mortgage-backed securities | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	47	43	54
Level 2 | Non-U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	31	22	9
Level 2 | Non-U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	200	163	156
Level 2 | Non-U.S. government bonds | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	1	1	1
Level 2 | Global fixed income | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	363	374	361
Level 2 | Real estate | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	100	89	80
Level 2 | Cash and short-term instruments | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	3	4
Level 2 | Other, | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	104	104	135
Level 2 | Cash, short-term instruments and other | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	428	263	216
Level 2 | Cash, short-term instruments and other | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	25	107	139
Level 2 | Cash, short-term instruments and other | Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	65	33	52
Level 3 | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	136	108	118
Level 3 | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	106	134	141
Level 3 | Equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	50	51	16
Unrealized gains (losses)	(4)	11	3
Realized gains (losses)	1	(1)
Purchases, issuances and settlements	30	32	31
Transfers in and/or out of Level 3		(43)	1
Fair value of plan assets, end of year	77	50	51
Level 3 | Equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	1	5
Unrealized gains (losses)		(1)	2
Realized gains (losses)		1
Purchases, issuances and settlements	(1)	(2)	3
Transfers in and/or out of Level 3		(2)
Fair value of plan assets, end of year		1	5
Level 3 | U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	77	46	17
Level 3 | Non-U.S. equities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		4	34
Level 3 | Non-U.S. equities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		1	5
Level 3 | Fixed income securities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	48	57	73
Unrealized gains (losses)	(2)	1	34
Realized gains (losses)		3	(2)
Purchases, issuances and settlements	17	(9)	(12)
Transfers in and/or out of Level 3	(12)	(4)	(36)
Fair value of plan assets, end of year	51	48	57
Level 3 | Fixed income securities | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	8	14	5
Unrealized gains (losses)	1		1
Purchases, issuances and settlements		(3)	6
Transfers in and/or out of Level 3		(3)	2
Fair value of plan assets, end of year	9	8	14
Level 3 | U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	35	38	56
Level 3 | U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	4	2	1
Level 3 | Non-U.S. corporate bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	6	1	1
Level 3 | Non-U.S. corporate bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	5	5	11
Level 3 | U.S. government bonds | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	7	5
Level 3 | U.S. governmental agency mortgage-backed securities | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year	3	4
Level 3 | Non-U.S. government bonds | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		1	2
Level 3 | Real estate | U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	10		9
Unrealized gains (losses)	(2)		1
Fair value of plan assets, end of year	8		10
Level 3 | Real estate | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	90	71	61
Unrealized gains (losses)	7	7	10
Purchases, issuances and settlements		12
Fair value of plan assets, end of year	97	90	71
Level 3 | Other, | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	35	51	67
Unrealized gains (losses)		1	63
Realized gains (losses)	3	5	(41)
Purchases, issuances and settlements	(38)	(22)	(38)
Fair value of plan assets, end of year		35	51
Level 3 | Cash, short-term instruments and other | Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, end of year		$ 35	$ 51

Postemployment benefit plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assumed increase in health care trend rate
Assumed increase in health care trend rate for the next year to calculate benefit expenses (as a percent)	7.40%
U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	$ 158	$ 210	$ 176
Interest cost	651	652	688
Expected return on plan assets	(798)	(773)	(777)
Curtailments, settlements and special termination benefits		28	133
Amortization of:
Prior service cost / (credit)	20	25	29
Net actuarial loss / (gain)	451	385	248
Total cost included in operating profit	482	527	497
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	2,700	47	(1,037)
Amortization of actuarial (loss) gain	(451)	(385)	(248)
Current year prior service cost (credit)		(24)	(10)
Amortization of prior service (cost) credit	(20)	(25)	(29)
Total recognized in other comprehensive income	2,229	(387)	(1,324)
Total recognized in net periodic cost and other comprehensive income	2,711	140	(827)
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	5.10%	5.40%	6.30%
Expected return on plan assets (as a percent)	8.50%	8.50%	8.50%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	8.00%
Funded Status, end of year
Fair value of plan assets, end of year	9,997	10,760	9,029	6,745
Benefit obligations, end of year	14,782	13,024	12,064	11,493
Over (under) funded status recognized in financial position	(4,785)	(2,264)	(3,035)
Components of net amount recognized in financial position:
Accrued wages, salaries and employee benefits (current liability)	(21)	(18)	(17)
Liability for postemployment benefits (non-current liability)	(4,764)	(2,246)	(3,018)
Net amount recognized in financial position	(4,785)	(2,264)	(3,035)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	7,044	4,795	5,132
Prior service cost (credit)	63	83	132
Total	7,107	4,878	5,264
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	496
Prior service cost (credit)	20
Total	516
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	(14,782)	(13,024)	(12,064)
Accumulated benefit obligation	(14,055)	(12,558)	(11,357)
Fair value of plan assets	9,997	10,760	9,029
Pension Plans with Accumulated benefit obligation in excess of plan assets
Projected benefit obligation.	(14,782)	(13,024)	(12,064)
Accumulated benefit obligation.	(14,055)	(12,558)	(11,357)
Fair value of plan assets.	9,997	10,760	9,029
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2012	570
Expected benefit payments for 2012	840
Expected benefit payments for 2013	850
Expected benefit payments for 2014	860
Expected benefit payments for 2015	870
Expected benefit payments for 2016	880
Expected benefit payments from 2017-2021	4,540
Total expected benefit payments	8,840
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term expected rate of return	1.00%	1.00%	1.00%
Non-U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	115	92	86
Interest cost	182	162	146
Expected return on plan assets	(210)	(192)	(181)
Curtailments, settlements and special termination benefits	19	22	36
Amortization of:
Prior service cost / (credit)	3	1	1
Net actuarial loss / (gain)	74	65	35
Total cost included in operating profit	183	150	123
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	526	136	(88)
Amortization of actuarial (loss) gain	(72)	(62)	(32)
Current year prior service cost (credit)	(25)	35	(2)
Amortization of prior service (cost) credit	(3)	(1)	(1)
Total recognized in other comprehensive income	426	108	(123)
Total recognized in net periodic cost and other comprehensive income	609	258
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.60%	4.80%	4.70%
Expected return on plan assets (as a percent)	7.10%	7.00%	6.60%
Rate of compensation increase (as a percent)	4.10%	4.20%	3.80%
Expected return on plan assets, next fiscal year (as a percent)	7.10%
Funded Status, end of year
Fair value of plan assets, end of year	2,818	2,880	2,797	2,175
Benefit obligations, end of year	4,299	3,867	3,542	3,219
Over (under) funded status recognized in financial position	(1,481)	(987)	(745)
Components of net amount recognized in financial position:
Other assets (non-current asset)	3	4	22
Accrued wages, salaries and employee benefits (current liability)	(26)	(18)	(18)
Liability for postemployment benefits (non-current liability)	(1,458)	(973)	(749)
Net amount recognized in financial position	(1,481)	(987)	(745)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,712	1,273	1,200
Prior service cost (credit)	15	43	8
Total	1,727	1,316	1,208
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	94
Prior service cost (credit)	1
Total	95
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	(4,293)	(3,846)	(3,350)
Accumulated benefit obligation	(3,738)	(3,485)	(2,933)
Fair value of plan assets	2,809	2,855	2,584
Pension Plans with Accumulated benefit obligation in excess of plan assets
Projected benefit obligation.	(4,112)	(3,452)	(1,594)
Accumulated benefit obligation.	(3,600)	(3,179)	(1,503)
Fair value of plan assets.	2,661	2,514	1,145
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2012	430
Expected benefit payments for 2012	190
Expected benefit payments for 2013	180
Expected benefit payments for 2014	190
Expected benefit payments for 2015	200
Expected benefit payments for 2016	200
Expected benefit payments from 2017-2021	1,000
Total expected benefit payments	1,960
Other Postretirement Benefits
Components of net periodic benefit cost
Service cost	84	68	70
Interest cost	253	245	280
Expected return on plan assets	(70)	(93)	(111)
Curtailments, settlements and special termination benefits			56
Amortization of:
Transition obligation / (asset)	2	2	2
Prior service cost / (credit)	(55)	(55)	(40)
Net actuarial loss / (gain)	108	33	20
Total cost included in operating profit	322	200	277
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	408	570	(200)
Amortization of actuarial (loss) gain	(108)	(33)	(20)
Current year prior service cost (credit)	(121)		(537)
Amortization of prior service (cost) credit	55	55	40
Amortization of transition (obligation) asset	(2)	(2)	(2)
Total recognized in other comprehensive income	232	590	(719)
Total recognized in net periodic cost and other comprehensive income	554	790	(442)
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	5.00%	5.60%	6.30%
Expected return on plan assets (as a percent)	8.50%	8.50%	8.50%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Funded Status, end of year
Fair value of plan assets, end of year	814	996	1,063	1,042
Benefit obligations, end of year	5,381	5,184	4,537	5,017
Over (under) funded status recognized in financial position	(4,567)	(4,188)	(3,474)
Components of net amount recognized in financial position:
Accrued wages, salaries and employee benefits (current liability)	(171)	(171)	(113)
Liability for postemployment benefits (non-current liability)	(4,396)	(4,017)	(3,361)
Net amount recognized in financial position	(4,567)	(4,188)	(3,474)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,495	1,195	659
Prior service cost (credit)	(188)	(122)	(177)
Transition obligation (asset)	5	7	9
Total	1,312	1,080	491
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	101
Prior service cost (credit)	(68)
Transition obligation (asset)	2
Total	35
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2012	200
Expected benefit payments for 2012	370
Expected benefit payments for 2013	380
Expected benefit payments for 2014	390
Expected benefit payments for 2015	390
Expected benefit payments for 2016	400
Expected benefit payments from 2017-2021	2,040
Total expected benefit payments	3,970
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2012	15
Other postretirement benefits, Medicare Part D subsidy expected in 2013	15
Other postretirement benefits, Medicare Part D subsidy expected in 2014	20
Other postretirement benefits, Medicare Part D subsidy expected in 2015	20
Other postretirement benefits, Medicare Part D subsidy expected in 2016	20
Other postretirement benefits, Medicare Part D subsidy expected from 2017-2021	110
Total expected Medicare D subsidy receipts	$ 200
Assumed increase in health care trend rate
Assumed increase in health care trend rate over the current period to calculate benefit expenses (as a percent)	7.90%
Defined benefit plan ultimate health care cost trend rate in 2019 (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%

Postemployment benefit plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined contribution plans
Costs related to defined contribution plans	$ 273	$ 270	$ 235
U.S. Plans
Defined contribution plans
Employer matching contribution to defined contribution plans, value of stock		94	68
Employer matching contribution to defined contribution plans, shares of stock		1.5	1.4
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans	100.00%
Employee compensation percentage contributed to defined contribution plan eligible for employer matching contributions	6.00%
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans for employees accruing benefits under a defined benefit pension plan	50.00%
Compensation percentage contributed to defined contribution plan eligible for employer matching contributions, for employees accruing benefits under defined benefit pension plan	6.00%
New annual employer contribution, percentage of compensation, low end of range	3.00%
New annual employer contribution, percentage of compensation, high end of range	5.00%
Costs related to defined contribution plans	219	231	206
Non-U.S. Plans
Defined contribution plans
Costs related to defined contribution plans	$ 54	$ 39	$ 29

Postemployment benefit plans (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of long-term liability:
Total Pensions	$ 6,222	$ 3,219	$ 3,767
Postretirement benefits other than pensions	4,396	4,017	3,361
Other postemployment benefits	73	69	63
Defined contribution	265	279	229
Liability for postemployment benefits, long term	10,956	7,584	7,420
U.S. Pension Benefits
Summary of long-term liability:
Total Pensions	4,764	2,246	3,018
Non-U.S. Pension Benefits
Summary of long-term liability:
Total Pensions	$ 1,458	$ 973	$ 749

Short-term borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term borrowings:
Short-term borrowings, machinery and power systems	$ 93	$ 204	$ 433
Short-term borrowings, financial products	3,895	3,852	3,650
Total short-term borrowings	3,988	4,056	4,083
Notes payable to banks
Short-term borrowings:
Short-term borrowings, machinery and power systems	93	204	260
Short-term borrowings, financial products	527	479	793
Weighted-average interest rates on short-term borrowings (as a percent)	7.20%	4.10%	4.60%
Commercial paper
Short-term borrowings:
Short-term borrowings, machinery and power systems			173
Short-term borrowings, financial products	2,818	2,710	2,162
Weighted-average interest rates on short-term borrowings (as a percent)	1.00%	1.50%	1.20%
Demand notes
Short-term borrowings:
Short-term borrowings, financial products	$ 550	$ 663	$ 695
Weighted-average interest rates on short-term borrowings (as a percent)	0.90%	1.10%	2.00%

Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Notes-1.375% due 2014	Dec. 31, 2011 Notes-5.700% due 2016	Dec. 31, 2011 Notes-3.900% due 2021	Dec. 31, 2011 Notes-5.200% due 2041	Dec. 31, 2011 Debentures-6.625% due 2028	Dec. 31, 2011 Debentures-7.300% due 2031	Dec. 31, 2011 Debentures-5.300% due 2035	Dec. 31, 2011 Debentures-6.050% due 2036	Dec. 31, 2011 Debentures-6.950% due 2042	Dec. 31, 2011 Debentures-7.375% due 2097	Dec. 31, 2011 Machinery and Power Systems	Dec. 31, 2010 Machinery and Power Systems	Dec. 31, 2009 Machinery and Power Systems	Dec. 31, 2011 Machinery and Power Systems Notes-6.550% due 2011	Dec. 31, 2009 Machinery and Power Systems Notes-6.550% due 2011	May 31, 2011 Machinery and Power Systems	Dec. 31, 2011 Machinery and Power Systems	Dec. 31, 2011 Machinery and Power Systems Notes-1.375% due 2014	Dec. 31, 2011 Machinery and Power Systems Notes-5.700% due 2016	Dec. 31, 2010 Machinery and Power Systems Notes-5.700% due 2016	Dec. 31, 2009 Machinery and Power Systems Notes-5.700% due 2016	Dec. 31, 2011 Machinery and Power Systems Notes-3.900% due 2021	Dec. 31, 2011 Machinery and Power Systems Notes-5.200% due 2041	Dec. 31, 2011 Machinery and Power Systems Debentures-9.375% due 2011	Dec. 31, 2009 Machinery and Power Systems Debentures-9.375% due 2011	Dec. 31, 2011 Machinery and Power Systems Debentures-7.000% due 2013	Dec. 31, 2010 Machinery and Power Systems Debentures-7.000% due 2013	Dec. 31, 2009 Machinery and Power Systems Debentures-7.000% due 2013	Dec. 31, 2011 Machinery and Power Systems Debentures-7.900% due 2018	Dec. 31, 2010 Machinery and Power Systems Debentures-7.900% due 2018	Dec. 31, 2009 Machinery and Power Systems Debentures-7.900% due 2018	Dec. 31, 2011 Machinery and Power Systems Debentures-9.375% due 2021	Dec. 31, 2010 Machinery and Power Systems Debentures-9.375% due 2021	Dec. 31, 2009 Machinery and Power Systems Debentures-9.375% due 2021	Dec. 31, 2011 Machinery and Power Systems Debentures-8.000% due 2023	Dec. 31, 2010 Machinery and Power Systems Debentures-8.000% due 2023	Dec. 31, 2009 Machinery and Power Systems Debentures-8.000% due 2023	Dec. 31, 2011 Machinery and Power Systems Debentures-6.625% due 2028	Dec. 31, 2010 Machinery and Power Systems Debentures-6.625% due 2028	Dec. 31, 2009 Machinery and Power Systems Debentures-6.625% due 2028	Dec. 31, 2011 Machinery and Power Systems Debentures-7.300% due 2031	Dec. 31, 2010 Machinery and Power Systems Debentures-7.300% due 2031	Dec. 31, 2009 Machinery and Power Systems Debentures-7.300% due 2031	Dec. 31, 2011 Machinery and Power Systems Debentures-5.300% due 2035	Dec. 31, 2010 Machinery and Power Systems Debentures-5.300% due 2035	Dec. 31, 2009 Machinery and Power Systems Debentures-5.300% due 2035	Dec. 31, 2011 Machinery and Power Systems Debentures-6.050% due 2036	Dec. 31, 2010 Machinery and Power Systems Debentures-6.050% due 2036	Dec. 31, 2009 Machinery and Power Systems Debentures-6.050% due 2036	Dec. 31, 2011 Machinery and Power Systems Debentures-8.250% due 2038	Dec. 31, 2010 Machinery and Power Systems Debentures-8.250% due 2038	Dec. 31, 2009 Machinery and Power Systems Debentures-8.250% due 2038	Dec. 31, 2011 Machinery and Power Systems Debentures-6.950% due 2042	Dec. 31, 2010 Machinery and Power Systems Debentures-6.950% due 2042	Dec. 31, 2009 Machinery and Power Systems Debentures-6.950% due 2042	Dec. 31, 2011 Machinery and Power Systems Debentures-7.375% due 2097	Dec. 31, 2010 Machinery and Power Systems Debentures-7.375% due 2097	Dec. 31, 2009 Machinery and Power Systems Debentures-7.375% due 2097	Dec. 31, 2011 Machinery and Power Systems Capital lease obligations	Dec. 31, 2010 Machinery and Power Systems Capital lease obligations	Dec. 31, 2009 Machinery and Power Systems Capital lease obligations	Dec. 31, 2011 Financial Products	Dec. 31, 2010 Financial Products	Dec. 31, 2009 Financial Products
Funds for Acquisition
Total Machinery and Power Systems	$ 8,415	$ 4,505	$ 5,652
Notes																		251		750	750	510	512	515	1,245	1,247
Debentures																												123	350	350	350	899	899	899	120	120	120	82	82	82	299	299	299	349	349	349	206	205	204	748	748	748	248	248	248	250	249	249	297	297	297
Debt instrument, interest rate (as a percent)																	6.55%				1.38%	5.70%			3.90%	5.20%	9.38%		7.00%			7.90%			9.38%			8.00%			6.63%			7.30%			5.30%			6.05%			8.25%			6.95%			7.38%
Additional average spread over LIBOR (as a percent)																				0.17%
Basis for variable interest rate																			Three-month USD LIBOR
Capital lease obligations																																																														46	81	211
Commercial paper																																																																			71
Medium-term notes																																																																	15,701	14,993	15,363
Other														19	66	707																																																	828	939	761
Total Financial Products	16,529	15,932	16,195
Total long-term debt due after one year	24,944	20,437	21,847
Debentures, face value																																															$ 307
Debentures' effective yield to maturity (as a percent)																																															8.56%
Percentage of the redemption price to the principal amount of debentures to be redeemed				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	May 31, 2011 Floating Rate Senior Notes due in 2012	May 24, 2011 Floating Rate Senior Notes due in 2012	May 31, 2011 Floating Rate Senior Notes due in 2013	May 24, 2011 Floating Rate Senior Notes due in 2013	May 31, 2011 1.375% Senior Notes due in 2014	May 24, 2011 1.375% Senior Notes due in 2014	May 31, 2011 3.90% Senior Notes due in 2021	May 24, 2011 3.90% Senior Notes due in 2021	May 31, 2011 5.20% Senior Notes due in 2041	May 24, 2011 5.20% Senior Notes due in 2041	Dec. 31, 2011 Machinery and Power Systems	Dec. 31, 2011 Financial Products	Dec. 31, 2009 Financial Products
Funds for Acquisition
Notes				$ 500		$ 750		$ 750		$ 1,250		$ 1,250
Debt instrument, interest rate (as a percent)									1.38%		3.90%		5.20%
Commercial paper outstanding, classified as long-term																71
Medium-term notes, weighted-average interest rate (as a percent)	3.90%
Medium-term notes, maximum remaining maturity (in years)	17
2012	5,660													558	5,102
2013	6,934													1,118	5,816
2014	5,421													757	4,664
2015	992													5	987
2016	2,297													522	1,775
Medium-term notes, callable	220
Interest paid on short-term and long-term borrowings	$ 1,208	$ 1,247	$ 1,411
Basis for variable interest rate				Three-month USD LIBOR		Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)					0.10%		0.17%

Credit commitments (Details) (USD $)	Dec. 31, 2011 facility	Dec. 31, 2011 Cat Financial numerator denominator	Dec. 31, 2011 Credit Facility	Dec. 31, 2011 Credit Facility Cat Financial	Dec. 31, 2011 Four-year facility expires in September 2014	Dec. 31, 2011 364-day facility expires in September 2012	Dec. 31, 2011 Five-year facility expires in September 2016	Dec. 31, 2011 Consolidated credit lines with banks	Nov. 30, 2010 Bridge Facility	Dec. 31, 2011 Bridge Facility	Dec. 31, 2010 Bridge Facility	Nov. 14, 2010 Bridge Facility	Dec. 31, 2011 Machinery and Power Systems	Dec. 31, 2011 Financial Products
Credit lines available:
Global credit facilities	$ 8,500,000,000		$ 8,500,000,000	$ 6,500,000,000	$ 2,090,000,000	$ 2,550,000,000	$ 3,860,000,000						$ 2,000,000,000	$ 6,500,000,000
Other external	4,210,000,000							4,210,000,000					388,000,000	3,822,000,000
Total credit lines available	12,710,000,000											8,600,000,000	2,388,000,000	10,322,000,000
Less: Global credit facilities supporting commercial paper	(2,818,000,000)													(2,818,000,000)
Less: Utilized credit	(2,142,000,000)												(32,000,000)	(2,110,000,000)
Available credit	7,750,000,000												2,356,000,000	5,394,000,000
Number of global credit facilities	3
Duration of credit facility (in years or days)					4 years	364 days	5 years		1 year
Consolidated net worth	19,500,000,000
Minimum consolidated net worth required under credit facilities	9,000,000,000
Interest coverage ratio, numerator		1.6
Interest coverage ratio, denominator		1
Minimum interest coverage ratio required under credit facilities, numerator		1.15
Minimum interest coverage ratio required under credit facilities, denominator		1
Leverage ratio, numerator		7.88
Leverage ratio, denominator		1
Maximum leverage ratio permissible under credit facility, numerator		10
Maximum leverage ratio permissible under credit facility, denominator		1
Payment of customary fees and expenses										$ 18,000,000	$ 46,000,000

Profit per share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Profit per share
Profit for the period (A) (in millions of dollars)	$ 1,547	$ 1,141	$ 1,015	$ 1,225	$ 968	$ 792	$ 707	$ 233	$ 4,928	[1]	$ 2,700	[1]	$ 895	[1]
Weighted-average common shares outstanding (millions)
Weighted-average number of common shares outstanding (B)									645,000,000		631,500,000		615,200,000
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price									21,100,000		18,900,000		10,800,000
Average common shares outstanding for fully diluted computation (C)									666,100,000	[2]	650,400,000	[2]	626,000,000	[2]
Profit (loss) per share of common stock:
Assuming no dilution (A/B) (in dollars per share)	$ 2.39	$ 1.76	$ 1.57	$ 1.91	$ 1.52	$ 1.25	$ 1.12	$ 0.37	$ 7.64		$ 4.28		$ 1.45
Assuming full dilution (A/C) (in dollars per share)	$ 2.32	$ 1.71	$ 1.52	$ 1.84	$ 1.47	$ 1.22	$ 1.09	$ 0.36	$ 7.4	[2]	$ 4.15	[2]	$ 1.43	[2]
Shares outstanding as of December 31	647,500,000				638,800,000				647,500,000		638,800,000		624,700,000
Common shares under SARs and stock options not included in the computation of diluted earnings per share									2,902,533		5,228,763		18,577,553

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.

Fair value disclosures (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Available-for-sale securities	$ 1,447	$ 1,370	$ 1,322
U.S. governmental agency
Assets
Available-for-sale securities	310
U.S. treasury bonds
Assets
Available-for-sale securities	10	12	14
Other U.S. and non-U.S. government bonds
Assets
Available-for-sale securities	92	77	65
Corporate bonds
Assets
Available-for-sale securities	572	511	475
Asset-backed securities
Assets
Available-for-sale securities	111	136	134
Residential mortgage-backed securities
Assets
Available-for-sale securities	30	40	51
Commercial mortgage-backed securities
Assets
Available-for-sale securities	145	168	162
Large capitalization value
Assets
Available-for-sale securities	148	122	89
Smaller company growth
Assets
Available-for-sale securities	29	31	24
Level 1 | Recurring basis
Assets
Available-for-sale securities	187	165	127
Total Assets	187	165	127
Level 1 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	12	14
Level 1 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	148	122	89
Level 1 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	29	31	24
Level 2 | Recurring basis
Assets
Available-for-sale securities	1,260	1,205	1,195
Derivative financial instruments, net	145	267	236
Total Assets	1,405	1,472	1,431
Level 2 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	92	77	65
Level 2 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	572	511	475
Level 2 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	111	136	134
Level 2 | Mortgage-backed debt securities | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	310	273	308
Level 2 | Residential mortgage-backed securities | Recurring basis
Assets
Available-for-sale securities	30	40	51
Level 2 | Commercial mortgage-backed securities | Recurring basis
Assets
Available-for-sale securities	145	168	162
Level 3 | Recurring basis
Assets
Securitized retained interests			102
Total Assets			102
Liabilities
Guarantees	7	10	17
Total Liabilities	7	10	17
Fair Value | Recurring basis
Assets
Available-for-sale securities	1,447	1,370	1,322
Derivative financial instruments, net	145	267	236
Securitized retained interests			102
Total Assets	1,592	1,637	1,660
Liabilities
Guarantees	7	10	17
Total Liabilities	7	10	17
Fair Value | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	12	14
Fair Value | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	92	77	65
Fair Value | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	572	511	475
Fair Value | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	111	136	134
Fair Value | Mortgage-backed debt securities | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	310	273	308
Fair Value | Residential mortgage-backed securities | Recurring basis
Assets
Available-for-sale securities	30	40	51
Fair Value | Commercial mortgage-backed securities | Recurring basis
Assets
Available-for-sale securities	145	168	162
Fair Value | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	148	122	89
Fair Value | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	$ 29	$ 31	$ 24

Fair value disclosures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Impaired loans	$ 527	$ 641	$ 513
Level 2
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Impaired loans	141	171	208
Level 3 | Securitized Retained Interests
Fair Value, Assets Measured on Recurring Basis Unobservable Input Reconciliation
Balance		102	52
Adjustment to adopt accounting for variable-interest entities		(102)
Gains or losses included in earnings (realized and unrealized)			(31)
Changes in Accumulated other comprehensive income (loss)			6
Purchases, issuances and settlements			75
Balance			102
Level 3 | Guarantees
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Balance	10	17	14
Valuation adjustment		(6)
Issuance of guarantees	4	7
Expiration of guarantees	(7)	(8)
Purchases, issuances and settlements			3
Balance	7	10	17
Level 3 | Financial Products | Securitized Retained Interests
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Unrealized losses on securitized retained interests recognized in earnings, assets still held at period end			$ 28

Fair value disclosures (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and short-term investments	$ 3,057	$ 3,592	$ 4,867	$ 2,736
Available-for-sale securities	1,447	1,370	1,322
Liabilities
Short-term borrowings	3,988	4,056	4,083
Carrying Amount
Assets
Cash and short-term investments	3,057	3,592	4,867
Restricted cash and short-term investments	87	91	37
Available-for-sale securities	1,447	1,370	1,322
Finance receivables-net (excluding finance leases)	12,689	12,568	13,077
Wholesale inventory receivables-net (excluding finance leases)	1,591	1,062	660
Foreign currency contracts-net	(89)	63	192
Interest rate swaps-net	241	187	34
Commodity contracts-net	(7)	17	10
Securitized retained interests			102
Liabilities
Short-term borrowings	3,988	4,056	4,083
Guarantees	7	10	17
Carrying Amount | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	8,973	5,000	5,954
Carrying Amount | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	21,631	19,362	21,594
Fair Value
Assets
Cash and short-term investments	3,057	3,592	4,867
Restricted cash and short-term investments	87	91	37
Available-for-sale securities	1,447	1,370	1,322
Finance receivables-net (excluding finance leases)	12,516	12,480	13,234
Wholesale inventory receivables-net (excluding finance leases)	1,505	1,017	646
Foreign currency contracts-net	(89)	63	192
Interest rate swaps-net	241	187	34
Commodity contracts-net	(7)	17	10
Securitized retained interests			102
Liabilities
Short-term borrowings	3,988	4,056	4,083
Guarantees	7	10	17
Fair Value | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	10,737	5,968	6,674
Fair Value | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	22,674	20,364	22,367
Carrying amount of assets excluded from measurement at fair value
Assets
Finance leases	$ 7,324	$ 7,292	$ 7,780

Concentration of credit risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration of credit risk
Derivative contracts, maximum exposure to credit loss	$ 443	$ 576	$ 514

Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating leases
Rental expense for operating leases	$ 429	$ 359	$ 381
Minimum payments for operating leases having initial or remaining non-cancelable terms
2012	314
2013	237
2014	196
2015	151
2016	115
Thereafter	386
Total	$ 1,399

Guarantees and product warranty (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Guarantees and product warranty
Related liability	$ 7	$ 10	$ 17
Guarantor Obligations
Guarantees, maximum potential amount of future payments	365	420	623
Financial Special-Purpose Company's assets in Consolidated Statement of Financial Position	586	365	231
Financial Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	586	365	231
Unused commitments and lines of credit for dealers	6,453	6,408	7,312
Unused commitments and lines of credit for customers	2,785	2,613	2,089
Caterpillar dealer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	140	185	313
Customer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	186	170	226
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	11	17	20
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 28	$ 48	$ 64

Guarantees and product warranty (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,035	$ 1,049	$ 1,201
Reduction in liability (payments)	(926)	(855)	(1,032)
Increase in liability (new warranties)	1,199	841	880
Warranty liability, ending balance	1,308	1,035	1,049
Changes in estimates for pre-existing warranties			181
Increase in liability (new warranties) resulting from acquisition of Bucyrus	$ 182

Environmental and legal matters (Details) (USD $)	1 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
Shipment of Engines and Catalytic Converters Separately
Environmental Contingency, Penalties and Information
Civil penalty demanded as issued by the Department of Justice	$ 2,550,000	$ 3,200,000
California Air Resources Board
Environmental Contingency, Penalties and Information
Civil penalty demanded as issued by the Department of Justice	$ 510,000

Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Segment Y	Dec. 31, 2010 Segment	Dec. 31, 2009
Reportable Segments
Number of operating segments led by Group Presidents									3
Number of operating segment led by Group president responsible for corporate services									1
Number of smaller operating segments led by Group President									3
Number of operating segments									7	25
Number of reportable segments									4	12
Useful life of goodwill (in years)									20
External sales and revenues	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 60,138	$ 42,588	$ 32,396
Depreciation and amortization									2,527	2,296	2,336
Segment profit (loss)									7,153	3,963	577
Segment assets	81,446				64,020				81,446	64,020	60,038
Reportable segments
Reportable Segments
External sales and revenues									58,413	40,722	30,892
Inter-segment sales and revenues									4,076	3,252	1,785
Total sales and revenues									62,489	43,974	32,677
Depreciation and amortization									2,243	2,013	2,049
Segment profit (loss)									9,030	5,289	1,579
Segment assets	63,165				49,486				63,165	49,486	49,268
Capital expenditures									3,657	2,442	2,153
Machinery and Power Systems
Reportable Segments
External sales and revenues									57,392	39,867	29,540
Depreciation and amortization									1,802	1,573	1,594
Segment assets	54,679				39,491				54,679	39,491	34,196
Machinery and Power Systems | Reportable segments
Reportable Segments
External sales and revenues									55,410	37,776	27,753
Inter-segment sales and revenues									4,076	3,252	1,785
Total sales and revenues									59,486	41,028	29,538
Depreciation and amortization									1,533	1,298	1,307
Segment profit (loss)									8,443	4,860	1,180
Segment assets	31,418				19,140				31,418	19,140	17,038
Capital expenditures									2,466	1,482	1,177
Construction Industries | Reportable segments
Reportable Segments
External sales and revenues									19,667	13,572	8,507
Inter-segment sales and revenues									575	674	516
Total sales and revenues									20,242	14,246	9,023
Depreciation and amortization									526	515	555
Segment profit (loss)									2,056	783	(768)
Segment assets	7,942				6,927				7,942	6,927	6,600
Capital expenditures									915	576	403
Resource Industries | Reportable segments
Reportable Segments
External sales and revenues									15,629	8,667	5,857
Inter-segment sales and revenues									1,162	894	414
Total sales and revenues									16,791	9,561	6,271
Depreciation and amortization									463	281	313
Segment profit (loss)									3,334	1,789	288
Segment assets	14,559				3,892				14,559	3,892	3,773
Capital expenditures									717	339	243
Power Systems | Reportable segments
Reportable Segments
External sales and revenues									20,114	15,537	13,389
Inter-segment sales and revenues									2,339	1,684	855
Total sales and revenues									22,453	17,221	14,244
Depreciation and amortization									544	502	439
Segment profit (loss)									3,053	2,288	1,660
Segment assets	8,917				8,321				8,917	8,321	6,665
Capital expenditures									834	567	531
Financial Products Segment | Reportable segments
Reportable Segments
External sales and revenues									3,003	2,946	3,139
Total sales and revenues									3,003	2,946	3,139
Depreciation and amortization									710	715	742
Segment profit (loss)									587	429	399
Segment assets	31,747				30,346				31,747	30,346	32,230
Capital expenditures									$ 1,191	$ 960	$ 976

Segment information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Revenue Reconciling Item
Sales and revenues	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 60,138	$ 42,588	$ 32,396
Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									57,392	39,867	29,540
Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									3,057	2,986	3,168
Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									(311)	(265)	(312)
Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									58,413	40,722	30,892
Reportable segments | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									55,410	37,776	27,753
Reportable segments | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									3,003	2,946	3,139
All other operating segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,021	2,156	1,791
All other operating segments | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									2,021	2,156	1,791
Other
Segment Reporting Revenue Reconciling Item
Sales and revenues									(296)	(290)	(287)
Other | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									(39)	(65)	(4)
Other | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									54	40	29
Other | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									$ (311)	$ (265)	$ (312)

Segment information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 7,153	$ 3,963	$ 577
All other operating segments	837	720	625
Cost centers	14	(11)	(50)
Corporate costs	(1,173)	(954)	(654)
Timing	(203)	(185)	249
Redundancy charges	(1)	(33)	(664)
Methodology differences:
Inventory/cost of sales	21	(13)	56
Postretirement benefit expense	(670)	(640)	(346)
Financing costs	(408)	(314)	(348)
Equity in profit of unconsolidated affiliated companies	24	24	12
Currency	(315)	6	256
Interest rate swap	(149)	(10)	(1)
Other income/expense methodology differences	(273)	(131)	(157)
Other methodology differences	(9)	2	12
Consolidated profit before taxes	6,725	3,750	569
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	9,030	5,289	1,579
Machinery and Power Systems
Reconciliation of Consolidated profit (loss) before taxes
All other operating segments	837	720	625
Cost centers	14	(11)	(50)
Corporate costs	(1,173)	(954)	(654)
Timing	(203)	(185)	249
Redundancy charges	(1)	(33)	(654)
Methodology differences:
Inventory/cost of sales	21	(13)	56
Postretirement benefit expense	(670)	(640)	(346)
Financing costs	(408)	(314)	(348)
Equity in profit of unconsolidated affiliated companies	24	24	12
Currency	(315)	6	256
Interest rate swap	(149)	(10)	(1)
Other income/expense methodology differences	(273)	(131)	(157)
Other methodology differences	(42)	(16)	6
Consolidated profit before taxes	6,105	3,303	174
Machinery and Power Systems | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	8,443	4,860	1,180
Financial Products
Reconciliation of Consolidated profit (loss) before taxes
Redundancy charges			(10)
Methodology differences:
Other methodology differences	33	18	6
Consolidated profit before taxes	620	447	395
Financial Products | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 587	$ 429	$ 399

Segment information (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Redundancy Costs
Segment profit (loss)	$ 7,153	$ 3,963	$ 577
Redundancy costs			(664)
Segment profit (loss) with redundancy costs			1,540
Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	9,030	5,289	1,579
Redundancy costs			42
Construction Industries
Reconciliation of Redundancy Costs
Redundancy costs			(256)
Segment profit (loss) with redundancy costs			(1,024)
Construction Industries | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	2,056	783	(768)
Resource Industries
Reconciliation of Redundancy Costs
Redundancy costs			(183)
Segment profit (loss) with redundancy costs			105
Resource Industries | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	3,334	1,789	288
Power Systems
Reconciliation of Redundancy Costs
Redundancy costs			(139)
Segment profit (loss) with redundancy costs			1,521
Power Systems | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	3,053	2,288	1,660
Financing and Insurance Services
Reconciliation of Redundancy Costs
Redundancy costs			(10)
Segment profit (loss) with redundancy costs			389
Financing and Insurance Services | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)			399
All other operating segments
Reconciliation of Redundancy Costs
Redundancy costs			(76)
Segment profit (loss) with redundancy costs			549
All other operating segments | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)			$ 625

Segment information (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Asset Reconciling Item
All other operating segments	$ 2,035	$ 2,472	$ 2,373
Items not included in segment assets:
Cash and short-term investments	1,829	1,825	2,239
Deferred income taxes	3,576	3,226	3,743
Goodwill, intangible assets and other assets	2,025	1,511	1,329
Operating lease methodology difference	(511)	(567)	(578)
Liabilities included in segment assets	12,088	8,758	5,053
Inventory methodology differences	(2,786)	(2,913)	(2,780)
Other	25	222	(609)
Total assets	81,446	64,020	60,038
Reportable segments
Items not included in segment assets:
Total assets	63,165	49,486	49,268
Machinery and Power Systems
Segment Reporting Asset Reconciling Item
All other operating segments	2,035	2,472	2,373
Items not included in segment assets:
Cash and short-term investments	1,829	1,825	2,239
Intercompany receivables	75	618	106
Investment in Financial Products	4,035	4,275	4,514
Deferred income taxes	4,109	3,745	4,177
Goodwill, intangible assets and other assets	2,025	1,511	1,329
Operating lease methodology difference	(511)	(567)	(578)
Liabilities included in segment assets	12,088	8,758	5,053
Inventory methodology differences	(2,786)	(2,913)	(2,780)
Other	362	627	725
Total assets	54,679	39,491	34,196
Machinery and Power Systems | Reportable segments
Items not included in segment assets:
Total assets	31,418	19,140	17,038
Financial Products
Items not included in segment assets:
Other	(194)	(233)	(255)
Total assets	31,553	30,113	31,975
Financial Products | Reportable segments
Items not included in segment assets:
Total assets	31,747	30,346	32,230
Consolidating Adjustments
Items not included in segment assets:
Intercompany receivables	(75)	(618)	(106)
Investment in Financial Products	(4,035)	(4,275)	(4,514)
Deferred income taxes	(533)	(519)	(434)
Other	(143)	(172)	(1,079)
Total assets	$ (4,786)	$ (5,584)	$ (6,133)

Segment information (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Items not included in segment depreciation and amortization:
All other operating segments	$ 172	$ 194	$ 177
Cost centers	99	97	128
Other	13	(8)	(18)
Total depreciation and amortization	2,527	2,296	2,336
Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	2,243	2,013	2,049
Machinery and Power Systems
Items not included in segment depreciation and amortization:
All other operating segments	172	194	177
Cost centers	99	97	128
Other	(2)	(16)	(18)
Total depreciation and amortization	1,802	1,573	1,594
Machinery and Power Systems | Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	1,533	1,298	1,307
Financial Products
Items not included in segment depreciation and amortization:
Other	15	8
Total depreciation and amortization	725	723	742
Financial Products | Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	$ 710	$ 715	$ 742

Segment information (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Items not included in segment capital expenditures:
All other operating segments	$ 343	$ 285	$ 87
Cost centers	177	105	65
Timing	(211)	(180)	156
Other	(42)	(66)	11
Total capital expenditures	3,924	2,586	2,472
Reportable segments
Segment Reporting Information, Capital Expenditure
Total accountable capital expenditures from reportable segments	3,657	2,442	2,153
Machinery and Power Systems
Items not included in segment capital expenditures:
All other operating segments	343	285	87
Cost centers	177	105	65
Timing	(211)	(180)	156
Other	(129)	(29)	15
Total capital expenditures	2,646	1,663	1,500
Machinery and Power Systems | Reportable segments
Segment Reporting Information, Capital Expenditure
Total accountable capital expenditures from reportable segments	2,466	1,482	1,177
Financial Products
Items not included in segment capital expenditures:
Other	163	32
Total capital expenditures	1,354	992	976
Financial Products | Reportable segments
Segment Reporting Information, Capital Expenditure
Total accountable capital expenditures from reportable segments	1,191	960	976
Consolidating Adjustments
Items not included in segment capital expenditures:
Other	(76)	(69)	(4)
Total capital expenditures	$ (76)	$ (69)	$ (4)

Segment information (Details 8) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
External sales and revenues	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 60,138	$ 42,588	$ 32,396
Net property, plant and equipment	14,395				12,539				14,395	12,539	12,386
United States
Segment Reporting Information
External sales and revenues									18,004	13,674	10,560
Net property, plant and equipment	7,388				6,427				7,388	6,427	6,260
Outside the United States
Segment Reporting Information
External sales and revenues									42,134	28,914	21,836
Net property, plant and equipment	7,007				6,112				7,007	6,112	6,126
Japan
Segment Reporting Information
Net property, plant and equipment	$ 1,220				$ 1,266				$ 1,220	$ 1,266	$ 1,432

Business Combinations (Details)	12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($)	Dec. 31, 2010 In-process research and development USD ($)	May 31, 2011 Floating Rate Senior Notes due in 2012 USD ($)	May 24, 2011 Floating Rate Senior Notes due in 2012	May 31, 2011 Floating Rate Senior Notes due in 2013 USD ($)	May 24, 2011 Floating Rate Senior Notes due in 2013	May 31, 2011 1.375% Senior Notes due in 2014 USD ($)	May 24, 2011 1.375% Senior Notes due in 2014	May 31, 2011 3.90% Senior Notes due in 2021 USD ($)	May 24, 2011 3.90% Senior Notes due in 2021	May 31, 2011 5.20% Senior Notes due in 2041 USD ($)	May 24, 2011 5.20% Senior Notes due in 2041	Oct. 31, 2011 MWM Holding GmbH USD ($) Y	Oct. 31, 2011 MWM Holding GmbH EUR (€) Y	Dec. 31, 2011 MWM Holding GmbH USD ($)	Dec. 31, 2011 Bucyrus International, Inc. USD ($) Y	Jul. 08, 2011 Bucyrus International, Inc. USD ($)	Jul. 08, 2011 Bucyrus International, Inc. Initial USD ($)	Dec. 31, 2011 Bucyrus International, Inc. Adjustment USD ($)	May 31, 2011 Bucyrus International, Inc. Long-term debt USD ($)	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012 USD ($)	May 24, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013 USD ($)	May 24, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013	May 31, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014 USD ($)	May 24, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014	May 31, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021 USD ($)	May 24, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021	May 31, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041 USD ($)	May 24, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041	May 31, 2011 Balfour Beatty's Trackwork Business USD ($)	Aug. 31, 2010 Electro-Motive Diesel USD ($) Y	Dec. 31, 2010 Electro-Motive Diesel USD ($)	Aug. 31, 2010 Electro-Motive Diesel In-process research and development USD ($)	May 31, 2010 FCM Rail Ltd. USD ($) Y	Dec. 31, 2010 FCM Rail Ltd. USD ($)	Oct. 31, 2010 FCM Rail Ltd. USD ($)	Mar. 31, 2010 GE Transportation's Inspection Products Business USD ($) Y	Dec. 31, 2010 GE Transportation's Inspection Products Business USD ($)	Mar. 31, 2010 JCS Company, Ltd. USD ($) Y	Dec. 31, 2010 JCS Company, Ltd. USD ($)	Jun. 30, 2010 JCS Company, Ltd. USD ($)
Business Acquisition
Purchase price of acquired entity														$ 774,000,000	€ 574,000,000			$ 8,800,000,000														$ 60,000,000	$ 901,000,000			$ 97,000,000			$ 46,000,000		$ 34,000,000
Outstanding shares of common stock acquired																		7,400,000,000
Price per share of common stock acquired (in dollars per share)																		$ 92
Debt assumed																		1,600,000,000																		59,000,000
Cash acquired														94,000,000				204,000,000	203,000,000
Assets and liabilities acquired (as a percent)																																100.00%
Tangible assets acquired in business combination														535,000,000																		82,000,000	890,000,000			93,000,000			12,000,000		22,000,000
Total Liabilities Assumed														275,000,000																		22,000,000	518,000,000			82,000,000			9,000,000		8,000,000
Additional borrowing				500,000,000		750,000,000		750,000,000		1,250,000,000		1,250,000,000									4,500,000,000	500,000,000		750,000,000		750,000,000		1,250,000,000		1,250,000,000
Basis for variable interest rate				Three-month USD LIBOR		Three-month USD LIBOR																Three-month USD LIBOR		Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)					0.10%		0.17%																0.10%		0.17%
Debt instrument, interest rate (as a percent)									1.38%		3.90%		5.20%														1.38%		3.90%		5.20%
Sales reported by the acquired entity after acquisition date																	2,524,000,000
Pretax loss reported by the acquired entity after acquisition date																	403,000,000
Cost related to acquisition																	373,000,000
Percentage of equity acquired														100.00%	100.00%																		100.00%			100.00%					100.00%
Cost of acquisition paid in cash																																	928,000,000			32,000,000					32,000,000
Final net working capital adjustment																																		27,000,000
Cost of acquisition, post-closing adjustment paid																																						1,000,000	1,000,000				2,000,000
Additional amount to be paid by May 2012																																				5,000,000
Assets
Cash														94,000,000				204,000,000	203,000,000
Receivables Trade & Other														96,000,000				689,000,000	693,000,000													18,000,000	186,000,000
Prepaid expenses																		161,000,000	154,000,000
Inventories														205,000,000				2,248,000,000	2,305,000,000													12,000,000
Property, plant and equipment net														108,000,000				699,000,000	692,000,000													52,000,000	131,000,000
Intangible assets																	3,901,000,000	3,901,000,000	3,901,000,000
Goodwill	5,026,000,000													387,000,000		387,000,000	4,616,000,000	4,616,000,000	5,263,000,000	647,000,000													286,000,000	286,000,000		17,000,000	17,000,000		15,000,000	15,000,000	8,000,000	8,000,000
Other assets																		79,000,000	48,000,000
Inventory acquired																																	549,000,000
Finite-lived intangible assets acquired	4,167,000,000	409,000,000												221,000,000		221,000,000	3,901,000,000																329,000,000	329,000,000		10,000,000	10,000,000		28,000,000	28,000,000	12,000,000	12,000,000
Amortization period of finite-lived intangible assets obtained through acquisition (in years)	20													10	10		14																15			15			13		9
Indefinite-lived intangible assets in process research & development	18,000,000	18,000,000	18,000,000																														18,000,000		18,000,000
Goodwill acquired in business combination, tax deductible														90,000,000																									8,000,000
Liabilities
Short-term borrowings																		24,000,000	24,000,000
Current portion - long-term debt																		16,000,000	16,000,000
Accounts payable														77,000,000				465,000,000	444,000,000													10,000,000
Accrued expenses																		427,000,000	405,000,000													10,000,000
Customer advances																		668,000,000	668,000,000
Other current liabilities																		78,000,000	426,000,000
Long-term debt																		1,528,000,000	1,514,000,000
Other liabilities																		1,937,000,000	2,308,000,000
Advance payments														43,000,000
Net assets acquired																		7,454,000,000	7,454,000,000
Accounts payable assumed																																	124,000,000
Accrued expenses assumed																																	161,000,000
Deferred tax liabilities acquired														$ 67,000,000																			$ 104,000,000

Business Combinations (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Bucyrus International, Inc. Y	Dec. 31, 2010 Bucyrus International, Inc.	Jul. 08, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Bucyrus International, Inc. Resource Industries	Aug. 31, 2011 Pyroban Group Limited Y	Dec. 31, 2011 Pyroban Group Limited	Dec. 31, 2011 Customer relationships Bucyrus International, Inc. Y	Dec. 31, 2011 Intellectual property Bucyrus International, Inc. Y	Dec. 31, 2011 Other. Bucyrus International, Inc. Y
Acquired finite-lived intangible assets
Estimated fair value of asset /(liability)				$ 3,901		$ 3,901		$ 41		$ 2,337	$ 1,489	$ 75
Weighted-average useful life (in years)	20			14				15		15	12	4
Accumulated amortization	554	346	272	143						75	58	10
Amortization expense	233	76	61	143
Estimated aggregate amortization expense
2012	389			299
2013	382			299
2014	379			299
2015	373			290
2016	364			280
Thereafter	2,481			2,291
Goodwill acquired in business combination	5,026			4,616		4,616	4,616	23	23
Goodwill acquired in business combination, tax deductible							500
Pro forma results
Acquisition related cost				373
Nonrecurring expense related to fair value adjustment to acquisition-date inventory				303
Acceleration of stock compensation expense				25
Total Sales and revenues				62,281	46,239
Profit (loss)				5,401	2,385
Profit (loss) per common share (in dollars per share)				$ 8.37	$ 3.78
Profit (loss) per common share diluted (in dollars per share)				$ 8.11	$ 3.67
Percentage of equity acquired								100.00%
Purchase price of acquired entity						8,800		69
Net tangible assets acquired								$ 5

Redeemable Noncontrolling Interest - Caterpillar Japan Ltd. (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 01, 2008
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.
Cat Japan, consolidated subsidiary, Caterpillar majority percentage ownership				67.00%
Cat Japan, consolidated subsidiary, MHI minority percentage ownership				33.00%
Increase or decrease in profit employed in the business, due to adjustments to carrying value of redeemable noncontrolling interest	$ 17	$ 27	$ 81
Term of discounted forecasted cash flow (in years)	5 years
Increase or Decrease in carrying value of redeemable noncontrolling interest due to subsidiary's comprehensive income or loss	66	55	(53)
Increase or decrease in profit employed in the business due to adjusting the carrying value of redeemable noncontrolling interest to the redemption value	(12)	(55)	53
Redeemable noncontrolling interest, after exchange rates impact	$ 473	$ 461	$ 477

Divestitures and Assets held for sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Bucyrus Distribution Business Divestiture	Nov. 30, 2011 Bucyrus Distribution Business Divestiture dealer	Dec. 31, 2011 Bucyrus Distribution Business Divestiture dealer	Mar. 31, 2011 Carter Machinery Company Inc county	Dec. 31, 2011 Carter Machinery Company Inc	Mar. 31, 2011 Carter Machinery Company Inc Cat Financial
Disposal groups including discontinued operations
Number of dealers committed to purchase divested business						3	3
Sale value of distribution business					$ 360			$ 364
After-tax profit					9
Other operating income					96
Cost incurred					32
Income tax					55
Customer relationship intangibles					63		63
Other assets					53		53
Allocated goodwill					101		101
Assets held for sale
Inventories	14,544	9,587	6,360		13		13
Property, plant and equipment - net	14,395	12,539	12,386		2		2
Intangible assets	4,368	805	465		31		31
Goodwill	7,080	2,614	2,269	2,261	47		47
Working capital adjustment related to divestiture									6
Percentage of equity interest of subsidiary sold								100.00%
Number of counties in which Carter Machinery operated								9
Financing provided to buyer	10,001	8,498	7,107							348
Pre-tax gain from divestiture								$ 24

Divestitures and Assets held for sale (Details2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 transaction
Current assets held for sale
Receivables	$ 25
Inventory	109
Current assets held for sale	134
Non-current assets held for sale
Property, plant and equipment - net	28
Intangible assets	186
Goodwill	296
Non-current assets held for sale	$ 510
Number of transactions classified as held for sale	2

Employee separation charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee separation charges
Pension and other post retirement benefit plan costs			$ 225
Separation Activity
Liability balance at beginning of period	22	49	11
Increase in liability (separation charges)	112	33	481
Reduction in liability (payments and other adjustments)	(44)	(60)	(443)
Liability balance at end of period	$ 90	$ 22	$ 49

Selected quarterly financial results (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Selected quarterly financial results (unaudited)
Sales and revenues	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 60,138		$ 42,588		$ 32,396
Less: Revenues	(686)	(693)	(695)	(672)	(666)	(682)	(686)	(687)	(2,746)		(2,721)		(2,856)
Sales	16,557	15,023	13,535	12,277	12,141	10,452	9,723	7,551	57,392		39,867		29,540
Cost of goods sold	12,763	11,455	10,303	9,057	9,349	7,752	7,372	5,894	43,578		30,367		23,886
Gross margin	3,794	3,568	3,232	3,220	2,792	2,700	2,351	1,657
Profit (loss)	$ 1,547	$ 1,141	$ 1,015	$ 1,225	$ 968	$ 792	$ 707	$ 233	$ 4,928	[1]	$ 2,700	[1]	$ 895	[1]
Profit (loss) per common share	$ 2.39	$ 1.76	$ 1.57	$ 1.91	$ 1.52	$ 1.25	$ 1.12	$ 0.37	$ 7.64		$ 4.28		$ 1.45
Profit (loss) per common share - diluted	$ 2.32	$ 1.71	$ 1.52	$ 1.84	$ 1.47	$ 1.22	$ 1.09	$ 0.36	$ 7.4	[2]	$ 4.15	[2]	$ 1.43	[2]

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.